UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2016

Item 1:	Report(s) to Shareholders.

2016 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Income Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Income Fund

New Jersey Tax Free Income Fund

New York Tax Free Income Fund

For the six-month period ended March 31, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

13	Short Duration Tax Free Fund

26	Intermediate Tax Free Fund

52	AMT Free Municipal Bond Fund

64	National Tax Free Fund

80	High Yield Municipal Bond Fund

98	Short Duration High Yield Municipal Bond Fund

110	California Tax Free Fund

118	New Jersey Tax Free Fund

124	New York Tax Free Fund

133	Footnotes to Schedules of Investments

134	Statements of Assets and Liabilities

138	Statements of Operations

140	Statements of Changes in Net Assets

146	Financial Highlights

171	Notes to Financial Statements

189	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Semiannual Report

For the six-month period ended March 31, 2016

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 through March 31, 2016).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/15 – 3/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/15 -
	10/1/15	3/31/16	3/31/16
Class A
Actual	$1,000.00	$1,006.60	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class C
Actual	$1,000.00	$1,003.50	$6.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.41
Class F
Actual	$1,000.00	$1,007.10	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class I
Actual	$1,000.00	$1,007.60	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.27% for Class C, 0.55% for Class F and 0.45% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half period).

Portfolio Holdings Presented by Credit Rating

March 31, 2016

Credit Rating:
S&P or Moody’s(a)	%*
AAA	8.45%
AA+	6.62%
AA	22.07%
AA-	15.68%
A+	9.72%
A	8.26%
A-	10.70%
BBB+	5.97%
BBB	3.92%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	2.34%
BB+	0.89%
BB	0.38%
BB-	0.24%
B	0.16%
CC	0.30%
NR	4.30%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/15 -
	10/1/15	3/31/16	3/31/16
Class A
Actual	$1,000.00	$1,031.20	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.50	$3.54
Class B
Actual	$1,000.00	$1,027.20	$7.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.45	$7.62
Class C
Actual	$1,000.00	$1,027.10	$6.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.71
Class F
Actual	$1,000.00	$1,030.80	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class I
Actual	$1,000.00	$1,032.20	$2.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53
Class P
Actual	$1,000.00	$1,030.00	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.30	$4.75

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.51% for Class B, 1.33% for Class C, 0.60% for Class F, 0.50% for Class I and 0.94% for Class P) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2016

Credit Rating:
S&P or Moody’s(a)	%*
AAA	7.92%
AA+	6.41%
AA	13.17%
AA-	11.52%
A+	9.38%
A	8.56%
A-	9.88%
BBB+	8.31%
BBB	3.89%
BBB-	4.68%
BB+	1.97%
Credit Rating:
S&P or Moody’s(a)	%*
BB	1.23%
BB-	1.76%
B+	0.35%
B	0.67%
B-	2.02%
CCC-	0.20%
CC	2.66%
NR	5.42%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/15 -
	10/1/15	3/31/16	3/31/16
Class A
Actual	$1,000.00	$1,040.10	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class C
Actual	$1,000.00	$1,036.20	$6.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.21
Class F
Actual	$1,000.00	$1,040.60	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53
Class I
Actual	$1,000.00	$1,041.10	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.00	$2.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.23% for Class C, 0.50% for Class F and 0.40% Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2016

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.01%
AA+	3.32%
AA	14.74%
AA-	11.12%
A+	9.02%
A	11.03%
A-	13.20%
BBB+	9.26%
BBB	6.26%
BBB-	8.14%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	3.07%
BB	2.53%
BB-	0.80%
B+	0.33%
B	0.34%
B-	1.84%
CCC-	1.58%
CC	0.43%
NR	0.98%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/15 -
	10/1/15	3/31/16	3/31/16
Class A
Actual	$1,000.00	$1,040.80	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.15	$3.89
Class B
Actual	$1,000.00	$1,036.50	$7.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$7.92
Class C
Actual	$1,000.00	$1,036.60	$7.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.01
Class F
Actual	$1,000.00	$1,041.30	$3.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.34
Class I
Actual	$1,000.00	$1,040.80	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.83

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.77% for Class A, 1.57% for Class B, 1.39% for Class C, 0.66% for Class F and 0.56% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2016

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.00%
AA+	5.09%
AA	12.87%
AA-	13.95%
A+	8.16%
A	8.29%
A-	13.52%
BBB+	7.84%
BBB	5.96%
BBB-	9.19%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.75%
BB	2.08%
BB-	1.70%
B+	0.66%
B-	1.91%
CCC-	1.30%
CC	0.65%
NR	4.08%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/15 -
	10/1/15	3/31/16	3/31/16
Class A
Actual	$1,000.00	$1,044.70	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.95	$4.09
Class C
Actual	$1,000.00	$1,040.60	$7.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.21
Class F
Actual	$1,000.00	$1,045.20	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.45	$3.59
Class I
Actual	$1,000.00	$1,044.80	$3.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class P
Actual	$1,000.00	$1,043.60	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.85	$5.20

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.81% for Class A, 1.43% for Class C, 0.71% for Class F, 0.60% for Class I and 1.03% for Class P) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2016

Credit Rating:
S&P or Moody’s(a)	%*
AA+	0.37%
AA	3.86%
AA-	2.11%
A+	1.43%
A	1.67%
A-	3.07%
BBB+	4.21%
BBB	3.41%
BBB-	9.29%
BB+	7.97%
BB	4.15%
BB-	6.93%
Credit Rating:
S&P or Moody’s(a)	%*
B+	3.36%
B	1.94%
B-	7.74%
Caa1	0.31%
CCC	0.46%
CCC-	4.32%
CC	2.07%
C	0.07%
NR	31.26%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/15 -
	10/1/15	3/31/16	3/31/16
Class A
Actual	$1,000.00	$1,032.40	$2.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class C
Actual	$1,000.00	$1,028.40	$6.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.66
Class F
Actual	$1,000.00	$1,032.90	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.28
Class I
Actual	$1,000.00	$1,033.50	$1.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.32% for Class C, 0.45% for Class F and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2016

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.18%
AA	3.94%
AA-	2.83%
A+	2.95%
A	3.25%
A-	13.17%
BBB+	12.47%
BBB	7.82%
BBB-	8.40%
BB+	6.00%
BB	8.47%
Credit Rating:
S&P or Moody’s(a)	%*
BB-	8.92%
B+	2.83%
B	1.91%
B-	5.49%
Caa1	0.18%
CCC	0.73%
CCC-	2.68%
CC	0.21%
NR	7.57%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/15 -
	10/1/15	3/31/16	3/31/16
Class A
Actual	$1,000.00	$1,040.60	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.05	$3.99
Class C
Actual	$1,000.00	$1,038.30	$7.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.16
Class F
Actual	$1,000.00	$1,041.10	$3.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.55	$3.49
Class I
Actual	$1,000.00	$1,042.60	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.79% for Class A, 1.42% for Class C, 0.69% for Class F and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2016

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.02%
AA+	3.10%
AA	17.61%
AA-	21.12%
A+	11.84%
A	4.65%
A-	7.67%
BBB+	8.52%
BBB	1.64%
BBB-	9.45%
BB+	2.97%
Credit Rating:
S&P or Moody’s(a)	%*
BB	0.30%
B	0.89%
B-	2.01%
CCC	0.29%
CCC-	0.40%
CC	1.35%
NR	6.17%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/15 -
	10/1/15	3/31/16	3/31/16
Class A*
Actual	$1,000.00	$1,043.90	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.75	$4.29
Class F*
Actual	$1,000.00	$1,046.50	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.25	$3.79
Class I*
Actual	$1,000.00	$1,047.20	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.85	$3.18

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 0.75% for Class F and 0.63% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated (0.82% for Class A, 0.72% for Class F and 0.62% for Class I). Had the updated expense ratio been in place throughout the most recent fiscal half year expenses, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class A	$4.19	$4.14
Class F	$3.68	$3.64
Class I	$3.17	$3.13

Portfolio Holdings Presented by Credit Rating

March 31, 2016

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.56%
AA+	2.59%
AA	10.27%
AA-	14.92%
A+	7.48%
A	8.30%
A-	21.30%
BBB+	7.58%
BBB	3.44%
BBB-	8.64%
Credit Rating:
S&P or Moody’s(a)	%*
Ba1	1.41%
BB	2.24%
BB-	1.86%
B+	0.76%
B-	3.20%
CCC-	1.16%
CC	.84%
NR	1.45%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/15 -
	10/1/15	3/31/16	3/31/16
Class A
Actual	$1,000.00	$1,036.60	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$3.94
Class C
Actual	$1,000.00	$1,033.30	$7.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.21
Class F
Actual	$1,000.00	$1,038.00	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class I
Actual	$1,000.00	$1,037.50	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.43% for Class C, 0.68% for Class F and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2016

Credit Rating:
S&P or Moody’s(a)	%*
AAA	16.85%
AA+	5.81%
AA	17.24%
AA-	17.37%
A+	3.88%
A	6.07%
A-	9.47%
BBB+	4.03%
BBB	4.34%
BBB-	5.78%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.84%
BB	0.67%
BB-	1.06%
B-	0.78%
CCC-	1.23%
CC	0.57%
NR	3.01%
Money Market Mutual Fund	0.00%**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
MUNICIPAL BONDS 89.75%

Corporate-Backed 6.42%
Beaver Co IDA–FirstEnergy Rmkt	2.50%		12/1/2041	BBB-	$8,000	$8,039,920
Beaver Co IDA–FirstEnergy Rmkt	2.70%		4/1/2035	BBB-	12,000	12,060,240
Burke Co Dev–GA Transmission	1.30%		1/1/2052	AA-	12,500	12,505,125
Burke Co Dev–Oglethorpe Power	2.40%		1/1/2040	A	3,005	3,081,117
Burke CO Dev–Oglethorpe Power (AGM)	0.767%	#	1/1/2024	AA	10,200	9,791,062
CA Poll Ctl–Waste Mgmt	1.55%		2/1/2019	A-	3,475	3,490,325
CA Stwde–So Cal Edison	1.375%		4/1/2028	Aa3	5,000	5,029,950
Charles City Co EDA–Waste Mgmt	3.125%		2/1/2029	A-	5,000	5,073,750
Citizens Property Insurance Corp	4.25%		6/1/2017	A+	2,690	2,795,878
Citizens Property Insurance Corp	5.00%		6/1/2018	A+	8,000	8,678,800
Citizens Property Insurance Corp	5.50%		6/1/2017	A+	3,365	3,545,700
Gloucester Co Impt Auth–Waste Mgmt	2.125%		12/1/2029	A-	4,500	4,562,820
Gulf Coast Waste Disp–US Steel	5.75%		9/1/2017	B	2,350	2,261,781
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	BB-	4,780	4,929,327
Miami Dade Co IDA–Waste Mgmt Rmkt	1.50%		10/1/2018	A-	4,000	4,007,800
Mobile IDB–AL Power Co	1.625%		7/15/2034	A1	3,000	3,021,090
Mobile IDB–AL Power Co Rmkt	1.65%		6/1/2034	A1	3,000	3,017,400
Montgomery Co IDA–Peco Generation	2.50%		10/1/2030	BBB	5,000	5,068,450
Montgomery Co IDA–Peco Generation	2.55%		6/1/2029	BBB	5,000	5,081,000
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	Ba2	1,000	1,023,750
NY Energy–NY State Elec & Gas	2.00%		6/1/2029	A3	6,000	6,004,620
NY Env Facs–Waste Mgmt	2.75%		7/1/2017	A-	1,000	1,018,620
St Charles Parish–Valero Energy	4.00%		12/1/2040	BBB	3,500	3,812,305
Valdez Marine Term–BP Rmkt	5.00%		1/1/2018	A2	9,075	9,655,165
WV Poll Ctl–Appalachian Pwr	1.625%		10/1/2022	Baa1	2,500	2,506,375
Total						130,062,370

Education 5.52%
AZ Brd Regents COP–Univ of AZ	4.00%		6/1/2018	Aa3	2,140	2,283,187
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2018	Aa3	3,215	3,498,627
CA State Univ Sys	5.00%		11/1/2019	Aa2	2,000	2,287,620
CA State Univ Sys	5.00%		11/1/2020	Aa2	1,700	1,997,330
CA State Univ Sys	5.00%		11/1/2020	Aa2	5,000	5,874,500
Clemson Univ	5.00%		5/1/2019	Aa2	3,950	4,444,738
Cleveland State Univ	5.00%		6/1/2018	A+	1,000	1,087,090
Cleveland State Univ	5.00%		6/1/2019	A+	1,265	1,418,837

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Education (continued)
Curators Univ Sys	5.00%		11/1/2019	AA+		$5,000	$5,711,450
IA HI Ed–Wartburg Clg	2.50%		10/1/2020	BB-	(a)	4,310	4,254,013
IL Fin Auth–Noble Chtr Sch	4.00%		9/1/2019	BBB		2,530	2,671,781
MA DFA–Boston Med Ctr	5.00%		7/1/2018	BBB		2,550	2,761,599
MA Hlth & Ed–Amherst Clg	1.70%		11/1/2038	Aaa		4,535	4,557,993
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR		535	571,246
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		1,535	1,766,048
NC Cap Facs–High Point Univ	4.00%		5/1/2017	BBB+		2,785	2,870,834
NC Cap Facs–High Point Univ	5.00%		5/1/2018	BBB+		1,640	1,767,510
NY Dorm–Mt Sinai Sch Med	4.00%		7/1/2020	A-		3,000	3,323,790
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-		2,000	2,345,860
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	Ba1		1,000	1,078,800
NY Dorm–SUNY	4.00%		7/1/2020	Aa3		2,000	2,234,260
NY Dorm–SUNY	5.00%		7/1/2021	Aa3		2,000	2,373,560
PA Hi Ed–PA State Univ Sys	5.00%		6/15/2020	Aa3		3,710	4,257,077
PR Indl Tourist–Inter American Univ	5.00%		10/1/2016	A-		1,000	1,000,850
PR Indl Tourist–Inter American Univ	5.00%		10/1/2018	A-		2,500	2,510,425
Texas A&M Univ	5.00%		5/15/2019	AAA		7,200	8,110,656
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A-		445	521,887
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A-		1,000	1,190,390
Univ of North Carolina–Chapel Hill	1.044%	#	12/1/2041	AAA		25,000	24,927,000
Univ Sys of MD	1.25%		7/1/2023	AA+		8,100	8,129,241
Total							111,828,199

General Obligation 22.50%
CA State GO	5.00%		9/1/2018	AA-		7,500	8,252,775
CA State GO	5.00%		10/1/2018	AA-		6,600	7,283,496
CA State GO	5.00%		11/1/2018	AA-		12,150	13,443,246
CA State GO	5.00%		2/1/2019	AA-		14,750	16,457,607
CA State GO	5.00%		9/1/2020	AA-		10,000	11,700,800
CA State GO	5.00%		9/1/2022	AA-		11,000	13,433,090
CA State GO	5.50%		4/1/2019	AA-		8,715	9,905,730
CA State GO	6.00%		4/1/2019	AA-		2,500	2,874,375
Carmel Sch Bld Corp (AGM)	4.75%		7/15/2019	AA		6,105	6,286,685
Chicago GO	5.00%		1/1/2021	BBB+		6,355	6,643,199
Clackamas Co Sch Dist–North Clackamas	5.00%		6/15/2019	AA+		1,250	1,409,325
Cook Co GO	5.00%		11/15/2017	AA		5,010	5,274,829
CT State GO	5.00%		2/15/2021	AA		6,350	7,074,154

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
CT State GO	5.00%	8/15/2021	AA	$5,000	$5,869,950
Dallas ISD	5.00%	2/15/2036	AAA	5,000	5,706,550
Georgia GO	5.00%	2/1/2019	AAA	10,000	11,160,700
HI State GO	5.00%	11/1/2021	AA	5,000	5,991,250
Houston–Indep Sch Dist PSF GTD	5.00%	2/15/2019	AAA	8,570	9,549,894
Houston GO	5.00%	3/1/2018	AA	7,365	7,924,003
IL State GO	5.00%	8/1/2016	A-	7,000	7,087,220
IL State GO	5.00%	7/1/2017	A-	6,000	6,262,740
IL State GO	5.00%	10/1/2017	A-	4,575	4,587,901
IL State GO	5.00%	2/1/2020	A-	575	630,591
IL State GO (AGM)	5.50%	5/1/2016	AA	7,000	7,025,690
Kansas City MO GO	4.00%	2/1/2018	AA	9,000	9,528,300
Katy ISD PSF GTD	5.00%	2/15/2019	AAA	1,310	1,465,707
Katy ISD PSF GTD	5.00%	2/15/2020	AAA	3,000	3,445,980
Los Angeles CCD	5.00%	8/1/2019	AA+	3,000	3,411,180
Los Angeles USD	5.00%	7/1/2018	Aa2	8,000	8,760,880
Miami Dade Co GO	4.25%	10/1/2017	AA	6,320	6,656,540
Miami Dade Co Sch Brd COP	5.00%	11/1/2019	A1	6,500	7,358,650
Nassau Co GO	5.00%	1/1/2021	A+	18,405	21,386,426
NJ State GO	5.00%	6/1/2019	A	13,400	14,857,518
Northside ISD PSF GTD	2.00%	6/1/2039	Aaa	1,020	1,043,276
Northside ISD PSF GTD	2.00%	8/1/2044	Aaa	5,285	5,429,228
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2018	AA	1,350	1,485,216
NYC GO	5.00%	8/1/2018	AA	10,000	10,952,100
NYC GO	5.00%	8/1/2019	AA	14,885	16,820,348
NYC GO	5.00%	8/1/2019	AA	5,585	6,311,162
NYC GO	5.00%	8/1/2021	AA	10,000	11,873,900
NYC GO	5.00%	8/1/2021	AA	7,410	8,798,560
OH State GO	5.00%	9/15/2018	AA+	6,200	6,829,052
PA State GO	5.00%	7/1/2019	AA-	7,500	8,415,300
PA State GO	5.00%	8/15/2020	AA-	10,000	11,490,300
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa3	7,090	7,560,989
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	Caa3	1,865	1,881,561
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	7,050	7,668,144
RI State GO	5.00%	8/1/2017	AA	5,000	5,280,400
RI State GO	5.00%	8/1/2018	AA	5,000	5,472,450
Rockland Co GO	2.00%	3/16/2017	NR	6,000	6,058,680

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
General Obligation (continued)
San Francisco City & Co GO	5.00%		6/15/2018	AA+		$8,725	$9,540,526
South Carolina GO	5.00%		10/1/2022	Aaa		7,500	9,221,475
South San Francisco USD	4.00%		6/15/2018	NR		6,165	6,598,831
WA State GO	5.00%		2/1/2019	AA+		5,640	6,284,596
WA State GO	5.00%		2/1/2019	AA+		7,900	8,802,891
WI State GO	5.00%		5/1/2019	AA		5,025	5,649,507
WI State GO	5.00%		5/1/2019	AA		8,440	9,488,923
WI State GO	5.00%		5/1/2020	AA		7,110	8,232,811
WI State GO	5.00%		11/1/2022	AA		5,000	6,140,500
Williamson Co GO	4.00%		2/15/2018	AAA		3,000	3,180,990
Woonsocket GO	7.125%		6/15/2016	B2		930	935,664
Total							456,154,361

Health Care 9.45%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		2,250	2,516,940
Ashland Med Ctr–Kings Daughters (SIFMA)	2.15%	#	2/1/2040	BBB		14,355	14,369,786
AZ Hlth Facs–Phoenix Childrens Hsp	2.25%	#	2/1/2048	BBB+		11,500	11,786,005
CA Hlth–Childrens Hsp Los Angeles	2.20%	#	7/1/2042	BBB+		9,250	9,305,500
CA Hlth–Packard Childrens Hsp	1.45%		8/15/2023	AA-		3,165	3,171,900
CA Hlth–St Joseph Hlth	5.00%		7/1/2034	AA-		1,800	2,188,206
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,317,800
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,682,200
CA Stwde–Fountainview Gonda	2.50%		8/1/2020	AA-		3,500	3,528,455
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR		1,150	1,157,003
CT Hlth & Ed–Lawrence Mem Hsp	5.00%		7/1/2018	A-		2,705	2,931,976
CT Hlth & Ed–Lawrence Mem Hsp	5.00%		7/1/2019	A-		2,835	3,162,754
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,425,268
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		4,470	4,653,002
Fairfax Co IDA–Inova Hlth	5.00%		5/15/2022	AA+		8,160	9,869,357
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(a)	1,225	1,340,236
IL Fin Auth–Rush Univ Med	5.00%		11/15/2019	A+		1,000	1,130,480
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	578,405
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	820,503
IN Hlth Facs–Ascension Hlth	1.60%		11/15/2036	AA+		11,500	11,581,880
Karnes Co Hsp Dist	4.00%		2/1/2019	BBB	(a)	1,530	1,599,982
Kaweah Delta Hlth Care Dist	5.00%		6/1/2017	A3		2,000	2,094,040
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2019	BBB		3,000	3,375,300
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,473,760

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2018	A1		$1,500	$1,593,750
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2019	A1		3,000	3,250,260
MI Fin Auth–Beaumont Hlth	4.00%		8/1/2020	A1		2,300	2,529,586
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2019	Baa2		1,305	1,410,601
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2020	Baa2		1,235	1,360,130
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Baa2		2,000	2,236,220
MS Equip Facs–MS Baptist Hlth	1.70%	#	8/15/2036	BBB+		7,000	7,021,490
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2018	BB+		1,000	1,049,630
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,550,282
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,416,303
NJ Hlth–Barnabas Hlth	5.00%		7/1/2019	A-		8,000	8,930,240
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2016	BB+		3,160	3,183,100
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2017	BB+		3,850	3,986,174
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	1,051,191
Onondaga CDC–St Josephs Hsp	5.00%		7/1/2017	NR		5,000	5,257,050
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2016	BBB-		1,500	1,511,985
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2017	BBB-		1,500	1,559,445
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%		7/1/2016	A-		3,385	3,395,155
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%		7/1/2017	A-		2,555	2,588,522
Rochester Hlth Care–Mayo Clinic	4.00%		11/15/2038	AA		5,500	5,909,365
San Buenaventura–Cmnty Mem Hlth	5.00%		12/1/2016	BB+		1,750	1,787,100
San Buenaventura–Cmnty Mem Hlth	5.25%		12/1/2017	BB+		1,750	1,845,935
San Buenaventura–Cmnty Mem Hlth	5.75%		12/1/2018	BB+		1,800	1,966,338
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		2,300	2,322,264
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB	(a)	3,750	4,071,262
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	BBB-		1,230	1,358,363
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	BBB-		1,255	1,414,724
St. Louis Ind Dev Auth–Nazareth	3.85%		8/15/2020	NR		300	300,519
St. Louis Ind Dev Auth–Nazareth	4.15%		8/15/2021	NR		650	651,118
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%		11/15/2020	BB	(a)	1,240	1,254,322
WA Hsg–Herons Key†	4.375%		1/1/2021	NR		1,200	1,215,336
WI Hlth & Ed–Aurora Hlth	1.25%		8/15/2025	A2		5,500	5,510,340
Total							191,548,838

Housing 0.43%
CA Stwde–American Baptist	2.40%		10/1/2020	BBB+	(a)	1,250	1,250,762
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2019	Baa1		1,000	1,121,890
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2020	Baa1		575	662,883

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Housing (continued)
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2021	Baa1		$825	$972,329
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2022	Baa1		1,000	1,197,180
Los Angeles Regl Fin Auth–Montecedro Prk	3.00%	11/15/2021	AA-		1,500	1,502,430
WA Hsg–Emerald Heights	3.00%	7/1/2016	A-	(a)	1,020	1,024,355
WA Hsg–Emerald Heights	4.00%	7/1/2018	A-	(a)	1,000	1,049,390
Total						8,781,219

Lease Obligations 6.76%
Broward Co Sch Brd COP	5.00%	7/1/2020	Aa3		7,350	8,494,248
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	900,208
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	867,825
CA Pub Wks–Dept Hsps	4.00%	6/1/2018	A+		4,790	5,116,869
CA Pub Wks–Dept of Correction	5.00%	1/1/2019	A+		4,000	4,442,640
CA Pub Wks–Dept of Correction	5.00%	1/1/2020	A+		5,000	5,724,150
CA Pub Wks–Various Cap Proj	5.00%	4/1/2018	A+		2,800	3,032,736
CA Pub Wks–Various Cap Proj	5.00%	11/1/2018	A+		2,000	2,209,640
Cuyahoga Co COP–Conv Hotel Proj	5.00%	12/1/2018	AA-		4,535	4,971,494
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2018	AA		3,000	3,259,080
KY Ppty & Bldgs Commn–Proj #112	5.00%	11/1/2021	Aa3		5,000	5,841,750
LA PFA–Hurricane Recovery	4.00%	6/1/2018	A1		4,290	4,572,282
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA		1,000	1,132,480
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+		5,000	5,385,400
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+		9,500	10,579,675
Los Angeles USD COP	5.00%	10/1/2017	A+		3,000	3,184,260
Los Angeles USD COP	5.00%	10/1/2018	A+		3,000	3,305,970
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A		5,890	5,927,755
NJ EDA–Sch Facs	5.00%	6/15/2019	A-		10,000	10,765,800
NJ EDA–Sch Facs (AMBAC)	5.50%	12/15/2019	A-		5,000	5,518,550
NJ Trans Trust Fund	5.00%	6/15/2019	A-		1,250	1,348,125
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2016	AA-		1,225	1,263,122
NY Twy Auth–Svc Contract	5.00%	4/1/2018	AA		7,500	8,120,325
Philadelphia Redev Auth	5.00%	4/15/2017	A+		1,135	1,183,340
Philadelphia Redev Auth	5.00%	4/15/2018	A+		1,670	1,794,649
PR Pub Bldg Auth GTD	5.75%	7/1/2016	Caa3		4,145	2,902,122
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-		1,250	1,292,300
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-		2,100	2,235,765
San Francisco City & Co COP	5.00%	9/1/2017	AA		12,640	13,393,344
South Florida Wtr Mgt Dist COP	5.00%	10/1/2021	AA		1,235	1,470,539

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Lease Obligations (continued)
South Florida Wtr Mgt Dist COP	5.00%		10/1/2022	AA	$1,500	$1,818,285
Twin Rivers USD COP (AGM)	3.20%		6/1/2027	AA	1,750	1,757,420
Twin Rivers USD COP (AGM)	3.20%		6/1/2035	AA	920	923,726
Twin Rivers USD COP (AGM)	3.20%		6/1/2041	AA	2,250	2,258,032
Total						136,993,906

Other Revenue 3.41%
CA Fin Auth–Sol Wst Disp	0.45%	#	9/1/2021	BBB+	5,000	5,000,000
Central Plains–RBC	5.00%		8/1/2039	Aa3	8,000	9,031,840
Farmington Poll Ctl–El Paso Elec	1.875%		6/1/2032	Baa1	5,000	5,044,800
Florence Twn IDA–Legacy Trad Sch	4.00%		7/1/2018	BB	310	316,721
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,701,833
MA Fed Hwy–GANS Brdg Prog	5.00%		6/15/2018	AAA	8,385	9,157,175
MI Fin Auth–Detroit Sch Dist	5.00%		6/1/2016	A-	1,600	1,610,128
Mission Edc–Sol Wst Disp	0.50%	#	1/1/2020	BBB+	3,000	3,000,000
NYC Cultural–Whitney Museum	5.00%		7/1/2017	A	6,175	6,494,803
PA Econ Dev–Unemployment Comp	5.00%		7/1/2019	Aaa	5,000	5,652,850
PA IDA–Economic Dev	5.00%		7/1/2018	A+	2,595	2,820,583
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	1,290	1,319,412
SC Transp Infra Bank	5.00%		10/1/2020	A1	6,470	7,522,863
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,000	5,914,700
WA Eda–Waste Mgmt†	2.125%		6/1/2020	A-	1,500	1,519,035
Total						69,106,743

Special Tax 0.95%
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,257,240
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,436,063
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2017	BBB+	2,000	2,093,180
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,331,287
Emeryville Redev Agy	5.00%		9/1/2018	A+	1,875	2,060,344
Emeryville Redev Agy	5.00%		9/1/2019	A+	1,000	1,133,590
Pittsburg Redev Agy	5.00%		8/1/2018	A	2,500	2,730,750
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2021	AA	1,000	1,177,650
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2022	AA	3,370	4,024,117
Total						19,244,221

Tax Revenue 5.66%
Dallas Area Rapid Transit	5.00%		12/1/2018	AA+	2,500	2,770,425
Dallas Area Rapid Transit	5.00%		12/1/2019	AA+	2,000	2,287,200

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Tax Revenue (continued)
FL Dept Env Protn–Florida Forever	5.00%		7/1/2021	AA-		$7,610	$9,035,657
FL Dept Env Protn–Florida Forever	5.00%		7/1/2022	AA-		3,410	4,120,474
IL Sales Tax	5.00%		6/15/2018	AAA		9,500	10,260,000
IL State–Unemployment Insurance Fund Bldg	5.00%		12/15/2018	AA		5,000	5,042,150
MA Sch Bldg Auth–Sales Tax	5.00%		8/15/2018	AA+		7,000	7,700,070
MTA NY–Dedicated Tax	4.00%		11/15/2018	AA		4,415	4,776,942
NJ EDA–Cigarette Tax	5.00%		6/15/2016	BBB+		2,005	2,017,832
NJ EDA–Cigarette Tax	5.00%		6/15/2017	BBB+		3,000	3,107,070
NJ EDA–Cigarette Tax	5.00%		6/15/2018	BBB+		8,500	9,004,985
NM State Severance Tax	5.00%		7/1/2021	Aa1		9,910	11,760,990
NY UDC–PIT	5.00%		3/15/2018	AAA		10,000	10,796,600
Phoenix Civic Impt Corp–Light Rail Proj	5.00%		7/1/2019	AA		4,670	5,281,396
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2018	AAA		7,620	8,328,660
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2019	AAA		6,355	7,178,290
Phoenix Excise Tax	5.00%		7/1/2019	AA+		2,615	2,946,608
UT Trans Auth	1.35%		6/15/2017	A+		2,500	2,512,975
UT Trans Auth	1.60%		6/15/2018	A+		5,750	5,812,675
Total							114,740,999

Tobacco 1.89%
Golden St Tobacco	5.00%		6/1/2020	A+		5,300	6,146,675
Inland Empire Tobacco	4.625%		6/1/2021	CC	(a)	2,000	2,012,540
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A		4,020	4,728,003
Tobacco Settlement Auth WA	5.00%		6/1/2017	A		2,000	2,091,660
Tobacco Settlement Auth WA	5.00%		6/1/2018	A		2,000	2,158,540
Tobacco Settlement Auth WA	5.00%		6/1/2019	A		4,990	5,534,359
Tobacco Settlement Fin Corp LA	5.00%		5/15/2016	A		2,500	2,512,425
Tobacco Settlement Fin Corp LA	5.00%		5/15/2017	A		2,000	2,089,760
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BB		4,905	4,992,260
Tobacco Settlement Fin Corp NY	5.00%		6/1/2017	AA		5,850	6,136,884
Total							38,403,106

Transportation 13.82%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-		1,000	1,133,130
Atlanta Arpt	5.00%		1/1/2018	AA-		1,000	1,072,190
Bay Area Toll Auth	1.10%	#	4/1/2047	AA		8,000	7,993,200
Bay Area Toll Auth	1.50%		4/1/2047	AA		5,000	5,045,750
Bay Area Toll Auth	1.875%		4/1/2034	AA		15,000	15,396,750

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Transportation (continued)
Bay Area Toll Auth Rmkt	1.21%	#	4/1/2045	AA	$15,000	$15,023,400
Central TX Mobility Auth	5.00%		1/1/2045	BBB+	5,000	5,680,700
Central TX Tpk	5.00%		8/15/2042	A-	8,000	9,080,160
Chicago O’Hare Arpt	5.00%		1/1/2021	A	1,500	1,746,735
Clark Co Arpt–McCarran Arpt	5.00%		7/1/2018	A+	8,500	9,252,760
Clark Co PFC–McCarran Arpt	5.25%		7/1/2018	A+	7,090	7,773,618
Cleveland Arpt (AGM)	5.00%		1/1/2021	AA	450	519,993
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	535,394
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA	1,000	1,193,790
E–470 Hwy Auth	5.00%		9/1/2019	BBB+	1,000	1,124,280
Fairfax Co EDA–Silver Line Phase I	5.00%		4/1/2017	Aa1	2,000	2,085,000
FL Tpk Auth–Dept Trans	5.00%		7/1/2020	Aa2	6,075	7,058,968
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2053	BBB-	7,500	7,837,650
Houston Arpt	5.00%		7/1/2017	A+	1,500	1,577,115
IL Toll Hwy Auth	5.00%		12/1/2017	AA-	5,000	5,336,900
IL Toll Hwy Auth	5.00%		12/1/2019	AA-	7,500	8,524,875
KY Pub Trsp Auth–Downtown Crossing	5.00%		7/1/2017	Baa3	8,000	8,361,440
Long Beach Harbor	5.00%		11/15/2018	AA	7,500	8,320,575
Los Angeles Dept Arpts–LAX	4.00%		5/15/2020	AA-	225	250,963
MD Dept Trans	5.00%		12/15/2021	AAA	10,000	12,048,700
MTA NY	0.644%	#	11/1/2041	AA-	20,000	19,895,800
MTA NY	1.134%	#	11/1/2030	AA-	7,340	7,359,818
MTA NY	5.00%		11/15/2018	AA-	3,235	3,580,919
MTA NY (AGM)	0.866%	#	11/1/2022	AA	15,475	14,991,607
NC State GARVEE	4.00%		3/1/2023	AA	8,000	8,337,520
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,674,900
North TX Twy Auth	5.00%		1/1/2020	A1	2,500	2,846,275
NY Twy Auth	5.00%		1/1/2018	A	1,250	1,340,012
NY Twy Auth	5.00%		5/1/2019	A-	15,725	17,597,847
NY Twy Auth	5.00%		1/1/2020	A	2,000	2,283,340
NY Twy Auth–Hwy & Brdg	5.00%		4/1/2018	AA	3,405	3,686,628
OH Infrastructure	5.00%		12/15/2019	AA	2,500	2,861,775
OH Infrastructure	5.00%		12/15/2019	AA	6,000	6,868,260
Orlando & Orange Co Expwy Auth	5.00%		7/1/2018	A	4,000	4,361,720
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2017	AA-	1,425	1,492,160
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2018	AA-	1,280	1,388,608
St Louis Arpt–Lambert Intl Airport	5.00%		7/1/2018	A-	1,530	1,655,552

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Transportation (continued)
Triborough Brdg & Tunl Auth	5.00%		11/15/2018	AA-	$3,750	$4,157,175
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-	5,000	6,000,900
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	AA-	1,650	2,011,828
WA St GARVEE–520 Corridor	5.00%		9/1/2017	AA	16,930	17,916,850
Total						280,283,530

Utilities 12.94%
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2017	A1	1,000	1,036,140
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2018	A1	2,900	3,106,074
Atlanta Wtr & Wastewtr	5.00%		11/1/2017	AA-	3,000	3,202,320
Atlanta Wtr & Wastewtr	5.00%		11/1/2018	AA-	2,500	2,762,725
Atlanta Wtr & Wastewtr (NPFGC)(FGIC)	5.50%		11/1/2018	AA-	4,425	4,946,176
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	AAA	8,720	10,023,117
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2020	AAA	12,640	14,934,160
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,114,350
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,248,620
CO Public Auth–ML	5.75%		11/15/2018	BBB+	4,500	4,842,450
Detroit Water	5.00%		7/1/2021	A-	420	487,578
Detroit Water	5.00%		7/1/2022	A-	500	587,555
East Baton Rouge Swr Comm	0.807%	#	2/1/2046	AA-	7,205	7,217,176
Floyd Co Dev–GA Power	2.35%		7/1/2022	A3	1,500	1,537,560
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,122,340
Houston Util Sys	5.00%		11/15/2018	AA	5,000	5,525,100
Houston Util Sys	5.00%		11/15/2018	AA	1,750	1,933,785
Houston Util Sys	5.00%		11/15/2019	AA	2,485	2,828,104
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,768,550
Houston Util Sys (SIFMA)	1.15%	#	5/15/2034	AA	23,000	22,997,240
IL Fin Auth–Peoples Gas	1.875%		2/1/2033	Aa3	6,500	6,587,945
Intermountain Pwr Agy	5.00%		7/1/2018	A+	2,400	2,611,992
Intermountain Pwr Agy	5.00%		7/1/2019	A+	2,350	2,644,808
JEA Elec Sys	5.00%		10/1/2020	Aa3	4,490	5,224,923
JEA Elec Sys	5.00%		10/1/2020	Aa3	3,620	4,212,522
Lakeland Energy	1.15%	#	10/1/2017	AA	17,000	17,013,430
Long Island Power Auth	0.957%	#	5/1/2033	A-	10,000	10,000,200
Los Angeles Wastewater	5.00%		6/1/2018	AA	3,000	3,274,110
Maricopa Co Poll Ctl–NM Pub Svc	2.40%		6/1/2043	BBB+	7,500	7,586,025
MEAG–Proj 1	5.00%		1/1/2018	A	3,145	3,368,641
MEAG–Proj 1	5.00%		1/1/2021	A	7,000	8,168,930

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities (continued)
Met Govt Nashville Water & Sewer	5.00%	7/1/2018	A+	$4,415	$4,817,339
MO Joint Muni Elec Util Commn	5.00%	1/1/2020	A2	2,000	2,277,820
New Orleans Sewer	5.00%	6/1/2018	A	1,000	1,080,610
OH Air Quality–FirstEnergy	2.25%	8/1/2029	BBB-	5,000	5,012,750
PA Econ Dev–Waste Mgmt	1.50%	11/1/2021	A-	3,000	3,002,550
Peninsula Ports Auth–Dominion Proj	2.375%	10/1/2033	BBB	5,000	5,028,550
Philadelphia Gas Works	5.00%	8/1/2019	A-	7,500	8,407,125
Philadelphia Gas Works	5.00%	8/1/2020	A-	2,000	2,297,280
Philadelphia Water & Wastewater	5.00%	7/1/2019	A1	2,390	2,680,050
Philadelphia Water & Wastewater	5.00%	7/1/2020	A1	4,500	5,196,510
Portland Sewer Sys	5.00%	10/1/2022	AA	5,000	6,119,750
PR Elec Pwr Auth	5.25%	7/1/2018	Caa3	2,000	1,261,400
Rockport Poll Ctl–IN/MI Pwr Co	1.75%	6/1/2025	Baa1	5,590	5,633,770
SA Energy Acquisition Pub Fac	5.50%	8/1/2021	BBB+	4,350	5,146,267
SC Pub Svc Auth–Santee Cooper	5.00%	12/1/2021	AA-	5,125	6,121,659
Stockton PFA–Wastewater (BAM)	4.00%	9/1/2018	AA	1,000	1,066,930
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2019	AA	1,750	1,963,745
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2020	AA	1,000	1,149,120
TEAC–Goldman Sachs	5.25%	9/1/2018	A3	5,755	6,293,035
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2018	A3	3,000	3,292,080
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2019	A3	1,000	1,124,540
Western Muni Water Dist	1.50%	10/1/2039	AA+	5,000	5,002,000
Wise Co IDA–VA Elec & Pwr Co	2.15%	10/1/2040	A2	5,425	5,574,730
York Co EDA–VA Elec & Pwr Co	1.875%	5/1/2033	A2	3,750	3,815,588
Total					262,279,844
Total Municipal Bonds (cost $1,796,839,485)					1,819,427,336

SHORT-TERM INVESTMENTS 9.77%

MUNICIPAL BOND 0.37%

Tax Revenue
MI Fin Auth–Detroit Sch Dist† (cost $7,500,000)	5.75%	8/22/2016	NR	7,500	7,486,425

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2016

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
Variable Rate Demand Notes 9.40%

Corporate-Backed 4.55%
MS Bus Fin Corp–Grand Alliance	0.80%	4/7/2016	1/1/2033	BBB+	$11,225	$11,225,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	12/1/2039	A2	10,110	10,110,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	11/1/2040	A2	11,000	11,000,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	4/1/2040	A2	6,685	6,685,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	12/1/2039	A2	11,800	11,800,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	12/1/2039	A2	6,800	6,800,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	11/1/2040	A2	7,100	7,100,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	4/1/2040	A2	7,600	7,600,000
St James Parish–Nucor Steel	0.80%	4/6/2016	11/1/2040	A-	20,000	20,000,000
Total						92,320,000

Education 0.23%
Met Govt Nashville
H & E–Fisk Univ	0.80%	4/7/2016	12/1/2020	NR	4,735	4,735,000

Health Care 1.22%
AR DFA–Baptist Mem Hlth	0.75%	4/7/2016	9/1/2044	A-	16,077	16,077,000
NJ Hlth–Christian Hlth Care Ctr	0.70%	4/7/2016	7/1/2038	A-	7,770	7,770,000
WI Hlth & Ed–Pooled Loan Fin	1.10%	4/6/2016	2/1/2022	A2	865	865,000
Total						24,712,000

Lease Obligations 1.68%
Palm Beach Co Sch Brd COP	0.66%	4/7/2016	8/1/2029	BBB	28,500	28,500,000
Pima Co IDA–Clark Co
Detention†	0.68%	4/7/2016	9/1/2033	AA-	5,500	5,500,000
Total						34,000,000

Other Revenue 0.35%
WI Hlth & Ed–Maranatha Baptist	1.15%	4/7/2016	8/1/2026	BBB+	7,100	7,100,000

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2016

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
Utilities 1.37%
Floyd Co Dev–GA Power	0.48%	4/1/2016	9/1/2026	A-	$2,180	$2,180,000
Las Vegas Valley Water District	0.47%	4/1/2016	6/1/2036	Aa1	1,630	1,630,000
Las Vegas Valley Water District	0.47%	4/1/2016	6/1/2036	Aa1	7,325	7,325,000
NYC Muni Water	0.46%	4/1/2016	6/15/2032	AA+	16,640	16,640,000
Total						27,775,000
Total Variable Rate Demand Notes (cost $190,642,000)						190,642,000
Total Short-Term Investments (cost $198,142,000)						198,128,425
Total Investments in Securities 99.52% (cost $1,994,981,485)						2,017,555,761
Cash and Other Assets in Excess of Liabilities 0.48%						9,771,167
Net Assets 100.00%						$2,027,326,928

Note: See Footnotes to Schedules of Investments on page 133 of this report.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,826,913,761	$–	$1,826,913,761
Variable Rate Demand Notes	–	190,642,000	–	190,642,000
Total	$–	$2,017,555,761	$–	$2,017,555,761

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 97.10%

Corporate-Backed 6.55%
AL IDA–Office Max Rmkt AMT	6.45%	12/1/2023	B3	$2,300	$2,303,726
Allegheny Co IDA–US Steel	6.50%	5/1/2017	B	3,315	3,223,639
Babylon IDA–Covanta	5.00%	1/1/2019	AA	4,000	4,420,840
Beaver Co IDA–FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	6,000	6,029,940
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	3,600	3,916,944
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	550	605,963
Burke Co Dev–Oglethorpe Power	2.40%	1/1/2040	A	4,000	4,101,320
CA Poll Ctl–Waste Mgmt AMT	3.00%	11/1/2025	A-	9,850	10,241,242
Citizens Property Insurance Corp	5.00%	6/1/2022	A+	12,500	14,774,250
Citizens Property Insurance Corp	5.25%	6/1/2017	A+	7,000	7,355,810
Farmington Poll Ctl–NM Pub Svc	4.75%	6/1/2040	BBB+	5,000	5,169,000
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	1,750	1,975,137
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2026	NR	2,980	3,206,659
Gulf Coast IDA–CITGO AMT	4.875%	5/1/2025	B+	4,900	5,168,667
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-	7,860	8,105,546
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-	10,000	10,667,300
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-	4,195	4,401,436
IN Fin Auth–US Steel	6.00%	12/1/2019	B	3,145	2,837,639
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%	1/1/2026	A1	9,425	11,190,774
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%	1/1/2027	A1	8,300	9,783,957
LA Citizens Property Insurance Corp (AGM)	5.00%	6/1/2022	AA	2,000	2,393,180
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	6,780	8,006,231
Love Field Arpt–Southwest Airlines AMT	5.00%	11/1/2028	Baa1	1,800	2,082,960
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,505,985
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	6,000	6,127,020
Matagorda Co Nav Dist–AEP TX Central	4.00%	6/1/2030	Baa1	8,000	8,485,360
MD EDC–Chesapeake Bay Hyatt(d)	5.00%	12/1/2016	NR	2,570	1,542,000
Nez Perce Co Poll Ctl–Potlatch	6.00%	10/1/2024	BB	1,000	1,002,650
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	Ba2	6,170	6,316,537
NJ EDA–Continental Airlines AMT	4.875%	9/15/2019	BB-	3,115	3,304,735
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023	BB-	6,725	7,440,607
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	13,820	15,259,768
NY Energy–NY State Elec & Gas	2.00%	6/1/2029	A3	9,000	9,006,930
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	4,300	4,616,351
NYC IDA–TRIPS AMT	5.00%	7/1/2022	BBB	1,000	1,132,430
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	3,500	3,880,730

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Corporate-Backed (continued)
OH Wtr Dev Auth–FirstEnergy	4.00%	12/1/2033	BBB-		$8,200	$8,568,836
OK DFA–Waste Mgmt	2.375%	12/1/2021	A-		1,665	1,699,549
Richland Co Env Impt–Intl Paper AMT	3.875%	4/1/2023	BBB		6,715	7,249,984
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-		7,710	8,480,460
St Charles Parish–Valero Energy	4.00%	12/1/2040	BBB		10,500	11,436,915
Tulsa Mun Arpt–American Airlines AMT	5.00%	6/1/2035	BB-		4,000	4,567,360
Valdez Marine Term–BP	5.00%	1/1/2021	A2		10,000	11,432,400
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,775,310
Valparaiso Facs–Pratt Paper AMT	6.75%	1/1/2034	NR		5,000	6,146,300
West Pace Coop Dist(d)	9.125%	5/1/2039	NR		4,900	3,236,156
Whiting Env Facs–BP AMT	5.00%	11/1/2045	A2		6,855	7,955,159
Whiting Env Facs–BP Rmkt	5.25%	1/1/2021	A2		5,000	5,772,700
WI PFA–TRIPS AMT	5.25%	7/1/2028	BBB		3,750	4,176,975
WI Pub Fin Auth–Celanese AMT	4.30%	11/1/2030	BB+		2,125	2,150,967
Total						286,232,334

Education 5.63%
AZ Brd Regents COP–Univ of AZ	5.00%	6/1/2021	Aa3		6,745	7,922,879
CA Fin Auth–Biola Univ	5.00%	10/1/2028	Baa1		420	486,335
CA Fin Auth–Biola Univ	5.00%	10/1/2030	Baa1		430	496,650
CA Fin Auth–Biola Univ	5.625%	10/1/2023	Baa1		1,015	1,105,528
CA State Univ Sys	5.00%	11/1/2024	Aa2		5,000	5,982,350
CA State Univ Sys	5.00%	11/1/2026	Aa2		2,750	3,512,245
Clemson Univ	5.00%	5/1/2027	Aa2		5,700	7,252,851
Cleveland State Univ	5.00%	6/1/2024	A+		1,775	2,094,784
Clifton Higher Ed–Intl Ldrshp Sch	5.125%	8/15/2030	NR		3,500	3,619,455
CT Hlth & Ed–Quinnipiac Univ	5.00%	7/1/2033	A-		8,230	9,621,611
Cuyahoga CCD	5.00%	8/1/2020	Aa2		1,800	2,075,922
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2		7,480	8,975,177
Harris Co Cultural Ed–Baylor Clg / Med	5.00%	11/15/2019	A-		1,910	2,099,109
IA HI Ed–Wartburg Clg	5.00%	10/1/2032	BB-	(a)	5,000	5,195,250
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2016	Baa3		2,500	2,500,000
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		1,000	1,002,870
IL Fin Auth–IL Inst of Tech	6.50%	2/1/2023	Baa3		2,000	2,217,180
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A		8,620	9,938,084
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB		1,500	1,684,635
MA DFA–Boston Med Ctr	5.00%	7/1/2021	BBB		2,855	3,285,049
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+		5,135	6,186,186

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Education (continued)
MA DFA–Emerson Clg	5.00%		1/1/2027	BBB+	$2,700	$3,229,173
MA DFA–Emerson Clg	5.00%		1/1/2028	BBB+	1,810	2,149,103
MA Hlth & Ed–Harvard Univ	5.25%		11/15/2019	AAA	2,850	3,188,865
Marietta Dev Auth–Life Univ	6.25%		6/15/2020	Ba3	1,750	1,854,878
NC Cap Facs–High Point Univ	5.00%		5/1/2032	BBB+	2,500	2,797,225
NH Hlth & Ed–Univ Sys of NH	5.50%		7/1/2020	Aa3	1,890	2,149,327
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000	6,108,400
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000	12,096,500
NY Dorm–Pace Univ	5.00%		5/1/2021	BB+	1,890	2,138,762
NY Dorm–Pace Univ	5.00%		5/1/2023	BB+	1,000	1,156,910
NY Dorm–Pace Univ	5.00%		5/1/2026	BB+	1,000	1,138,180
NY Dorm–SUNY	5.00%		7/1/2026	Aa3	2,000	2,498,040
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	4,880	6,039,586
NY Dorm–SUNY	5.00%		7/1/2027	Aa3	500	619,285
NY Dorm–SUNY	5.00%		7/1/2028	Aa3	4,110	5,051,806
NY Dorm–SUNY	5.00%		7/1/2029	Aa3	2,750	3,359,620
PR Indl Tourist–Inter American Univ	5.00%		10/1/2019	A-	1,000	1,004,120
PR Indl Tourist–Inter American Univ	5.00%		10/1/2020	A-	1,000	1,002,180
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2029	Baa2	1,500	1,733,595
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2031	Baa2	1,360	1,568,638
Texas A&M Univ	5.00%		7/1/2021	AAA	7,870	9,370,730
Troy Cap Res Corp–RPI	5.00%		8/1/2024	A-	1,000	1,216,090
Troy Cap Res Corp–RPI	5.00%		8/1/2025	A-	2,630	3,222,670
Troy Cap Res Corp–RPI	5.00%		8/1/2026	A-	1,000	1,226,270
Troy Cap Res Corp–RPI	5.00%		8/1/2027	A-	1,600	1,943,296
TX Univ Sys	5.25%		3/15/2019	Aa2	5,000	5,429,450
Univ California	5.00%		5/15/2026	AA	15,000	18,201,300
Univ California	5.00%		5/15/2048	AA	10,000	12,352,200
Univ of North Carolina–Chapel Hill	1.044%	#	12/1/2041	AAA	15,000	14,956,200
Univ of North Carolina–Wilmington	5.00%		6/1/2021	A2	1,950	2,278,906
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A2	2,435	2,917,909
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A2	2,560	3,094,528
Univ of Texas	5.00%		8/15/2026	AAA	5,400	6,973,398
Univ of Toledo	5.00%		6/1/2019	A1	2,800	3,116,484
UT Brd Regents–Univ UT	5.00%		8/1/2021	AA+	2,400	2,870,184
UT Brd Regents–Univ UT	5.00%		8/1/2022	AA+	3,500	4,273,955
Western MI Univ (AG)	5.25%		11/15/2020	AA	3,980	4,403,950
Total						245,985,863

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation 18.73%
Bellwood GO	5.875%	12/1/2027	A	$5,000	$5,994,650
Bellwood GO	6.15%	12/1/2032	A	3,770	4,494,029
CA State GO	5.00%	9/1/2021	AA-	15,500	18,546,835
CA State GO	5.00%	9/1/2021	AA-	13,685	16,375,060
CA State GO	5.00%	2/1/2022	AA-	20,000	24,136,200
CA State GO	5.00%	9/1/2022	AA-	5,580	6,814,240
CA State GO	5.00%	9/1/2023	AA-	6,100	7,586,204
CA State GO	5.00%	3/1/2025	AA-	7,000	8,861,790
CA State GO	5.00%	10/1/2027	AA-	10,000	12,099,900
CA State GO	5.00%	9/1/2029	AA-	5,000	5,899,600
CA State GO	5.00%	9/1/2030	AA-	10,000	12,300,200
CA State GO	5.25%	10/1/2020	AA-	10,120	11,628,690
CA State GO	5.25%	3/1/2022	AA-	6,320	7,346,242
CA State GO	5.25%	9/1/2024	AA-	10,000	12,101,800
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa3	3,000	3,734,910
Chicago GO	5.00%	1/1/2022	BBB+	7,770	7,975,905
Chicago GO	5.00%	1/1/2024	BBB+	15,000	15,220,050
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,053,690
Chicago GO	5.125%	1/1/2027	BBB+	3,000	3,021,840
Chicago GO	5.25%	1/1/2028	BBB+	3,845	3,841,347
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450	1,807,005
Clark Co GO	5.00%	11/1/2027	Aa1	10,775	13,333,739
Cook Co GO	5.00%	11/15/2020	AA	5,000	5,571,100
Cook Co GO	5.00%	11/15/2021	AA	5,000	5,639,350
Cook Co GO	5.00%	11/15/2025	AA	6,000	6,646,260
Dallas ISD	5.00%	2/15/2036	AAA	17,500	20,837,425
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,815,070
Detroit–State Aid GO	4.50%	11/1/2023	AA	13,105	13,846,874
Detroit–State Aid GO	5.00%	11/1/2018	AA	3,320	3,508,443
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	260,549
Energy Northwest–Proj 1	5.00%	7/1/2025	Aa1	7,175	9,114,044
FL Brd Ed	5.00%	6/1/2023	AAA	5,000	6,041,550
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,244,100
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	AA-	3,285	3,977,642
Gwinnett Co Dev–Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%	1/1/2020	AA+	5,000	5,740,100
Hawaii GO(e)	5.00%	4/1/2024	AA	13,610	16,964,865

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
HI State GO	5.00%	8/1/2026	AA	$7,545	$9,376,775
Houston GO	5.00%	3/1/2023	AA	4,000	4,818,960
Houston GO	5.00%	3/1/2024	AA	2,000	2,439,960
IL State GO	5.00%	1/1/2020	A-	9,185	10,057,942
IL State GO	5.00%	2/1/2020	A-	2,175	2,385,279
IL State GO	5.00%	1/1/2022	A-	19,040	21,181,619
IL State GO	5.00%	7/1/2022	A-	6,500	7,261,800
IL State GO	5.00%	8/1/2022	A-	21,000	23,478,420
IL State GO	5.00%	8/1/2023	A-	5,350	5,988,790
IL State GO	5.00%	8/1/2024	A-	14,550	16,037,737
IL State GO	5.00%	1/1/2032	A-	19,200	20,880,384
IL State GO	5.25%	7/1/2030	A-	5,430	5,941,832
King Co Sch Dist #414–Lake Washington	5.00%	12/1/2019	Aaa	2,500	2,774,625
LA State GO	5.00%	8/1/2025	AA	8,660	10,635,000
LA State GO	5.00%	5/1/2028	AA	11,180	13,597,899
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	9,195,682
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	6,225,272
Los Angeles USD (NPFGC)(FGIC)	4.50%	7/1/2025	Aa2	6,290	6,579,466
Lubbock GO	5.00%	2/15/2026	AA+	11,810	14,630,346
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,604,105
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,919,350
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,692,480
MA State GO	5.00%	4/1/2024	AA+	7,500	8,832,300
MA State GO	5.00%	8/1/2024	AA+	5,000	6,310,700
MA State GO	5.00%	9/1/2024	AA+	1,505	1,840,991
Miami Dade Co GO	5.25%	7/1/2019	AA	3,225	3,540,502
Montgomery Co GO	5.00%	11/1/2023	AAA	8,475	10,611,293
Nassau Co GO	5.00%	1/1/2025	A+	6,515	7,975,272
NV State GO	5.00%	11/1/2026	AA	7,500	9,414,825
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,779,105
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	3,052,250
NYC GO	5.00%	10/1/2021	AA	6,000	7,151,340
NYC GO	5.00%	8/1/2022	AA	10,010	11,851,840
NYC GO	5.00%	8/1/2024	AA	15,000	18,694,050
NYC GO	5.00%	8/1/2025	AA	12,000	14,678,280
NYC GO	5.00%	8/1/2026	AA	5,235	6,223,839
Onondaga Co GO	5.00%	3/1/2020	AA+	1,150	1,284,562

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Peralta CCD	5.00%	8/1/2021	AA-	$3,000	$3,586,020
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3	5,900	6,414,539
PR Comwlth GO	5.00%	7/1/2027	Caa3	4,500	2,705,625
PR Comwlth GO	5.00%	7/1/2033	Caa3	5,035	2,995,825
PR Comwlth GO	5.00%	7/1/2041	Caa3	13,245	7,880,775
PR Comwlth GO	5.25%	7/1/2016	Caa3	5,000	3,726,000
PR Comwlth GO	5.25%	7/1/2026	Caa3	3,515	2,122,181
PR Comwlth GO	5.25%	7/1/2032	Caa3	1,700	1,013,625
PR Comwlth GO	5.375%	7/1/2030	Caa3	10,110	6,066,000
PR Comwlth GO	5.375%	7/1/2033	Caa3	1,075	642,313
PR Comwlth GO	5.50%	7/1/2026	Caa3	12,500	7,546,875
PR Comwlth GO	5.50%	7/1/2039	Caa3	5,605	3,348,988
PR Comwlth GO	5.75%	7/1/2028	Caa3	5,125	3,100,625
PR Comwlth GO	5.75%	7/1/2041	Caa3	4,430	2,658,000
PR Comwlth GO	8.00%	7/1/2035	Caa3	13,240	9,135,600
PR Comwlth GO (AGM)	5.25%	7/1/2024	AA	855	900,879
PR Comwlth GO (AMBAC)	5.50%	7/1/2019	Caa3	550	562,254
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	1,620	1,566,216
PR Pub Bldg Auth GTD	5.25%	7/1/2029	Caa3	2,040	1,096,500
PR Pub Bldg Auth GTD	5.75%	7/1/2022	Caa3	6,805	3,895,863
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2035	Caa3	4,245	4,326,971
RI State GO	5.00%	8/1/2022	AA	6,480	7,812,612
San Francisco City & Co USD	4.00%	6/15/2021	Aa2	9,740	10,898,865
San Francisco Co USD	5.00%	6/15/2027	Aa2	5,000	6,175,200
TX State GO	5.00%	10/1/2022	AAA	13,000	15,893,280
TX State GO	5.00%	10/1/2024	AAA	10,000	12,625,400
TX State GO	5.00%	10/1/2026	AAA	10,000	12,362,800
WA State GO	5.00%	8/1/2022	AA+	14,245	17,011,379
WA State GO	5.00%	1/1/2024	AA+	5,000	5,678,800
WI State GO	5.00%	11/1/2022	AA	5,205	6,392,260
Williamson Co GO	5.00%	2/15/2021	AAA	5,640	6,666,593
Woonsocket GO	7.125%	6/15/2016	B2	1,050	1,056,395
Worcester GO (AGM)	5.25%	10/1/2019	AA	1,000	1,023,210
Worcester GO (AGM)	5.25%	10/1/2020	AA	1,195	1,222,676
Total					818,437,314

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care 12.82%
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	BB	(a)	$4,000	$4,322,080
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	BB	(a)	1,000	1,083,980
Alachua Co IDA–No FL Retirement Vlg	5.625%		11/15/2022	NR		2,000	2,071,340
Alachua Co IDA–No FL Retirement Vlg	5.75%		11/15/2026	NR		6,000	6,189,420
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		7,000	7,767,130
AR DFA–Baptist Mem Hlth	1.95%	#	9/1/2044	A-		12,000	11,999,880
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(a)	2,020	2,263,834
AZ Hlth Facs–Phoenix Childrens Hsp	2.25%	#	2/1/2048	BBB+		14,500	14,860,615
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	BBB+		6,000	6,776,640
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,619,257
Blount Co Hlth & Ed–Asbury	5.125%		4/1/2023	NR		3,800	3,896,824
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,814,305
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,167,360
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,313,440
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,606,242
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	4,232,147
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2027	BBB+		4,000	4,545,720
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,463,956
CA Hlth–City of Hope	5.00%		11/15/2023	A+		1,470	1,785,418
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2030	AA-		1,000	1,245,540
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2031	AA-		1,150	1,422,815
CA Hlth–Lucile Packard Childrens Hsp	5.00%		8/15/2032	AA-		1,250	1,538,788
CA Hlth–St Joseph Hlth	5.00%		7/1/2034	AA-		3,000	3,647,010
CA Hlth–St Joseph Hlth	5.00%		7/1/2043	AA-		5,000	5,682,200
CA Hlth–Sutter Hlth	5.25%		8/15/2024	AA-		6,920	8,155,635
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	6,350,600
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,869,758
CA Stwde–Fountainview Gonda	3.00%		8/1/2021	AA-		5,200	5,263,960
CA Stwde–LA Jewish Home	4.75%		8/1/2020	NR		1,425	1,433,678
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB+		5,000	5,716,550
CA Stwde–Loma Linda Univ Med Ctr	5.25%		12/1/2034	BB+		4,500	5,022,945
CA Stwde–So Cal Presbyterian†	6.25%		11/15/2019	BBB-		1,320	1,435,078
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,557,340
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,459,252
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,496,375
Camden Co Impt Auth–Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,178,950
CO Hlth Facs–American Baptist	7.00%		8/1/2019	NR		1,310	1,448,637

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
CO Hlth Facs–Christian Living Cmnty	5.125%	1/1/2030	NR		$600	$628,002
CO Hlth Facs–Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,462,933
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		2,435	2,705,723
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2032	NR		1,200	1,262,340
DC Hsp–Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	2,111,587
Decatur Hsp–Wise Hlth	5.00%	9/1/2034	BB+		4,825	5,248,973
Decatur Hsp–Wise Hlth	5.25%	9/1/2029	BB+		800	893,752
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2019	BB		1,000	1,025,270
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2026	BB		1,900	1,943,054
Duluth EDA–St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,723,152
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(a)	3,085	3,465,319
Fairfax Co EDA–Vinson Hall	4.50%	12/1/2032	NR		2,500	2,546,900
Gaithersburg Econ Dev–Asbury	5.50%	1/1/2018	BBB	(a)	3,535	3,754,700
Gaithersburg Econ Dev–Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,184,580
Glynn Brunswick Mem Hsp–SE GA Hlth	4.75%	8/1/2019	A2		385	417,867
Guadalupe Co–Seguin City Hospital	5.25%	12/1/2035	BB		3,000	3,312,930
Hanover Co EDA–Covenant Woods	4.50%	7/1/2030	NR		2,790	2,878,638
Harris Co Cultural Ed–Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,609,467
Harris Co Cultural Ed–Brazos	4.00%	1/1/2023	BB+	(a)	1,325	1,394,496
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(a)	545	580,529
HI Dept Budget–Kahala Nui	5.00%	11/15/2027	BBB	(a)	1,500	1,673,880
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		2,000	2,012,420
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		1,015	1,139,936
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,125,095
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,527,862
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,873,550
IL Fin Auth–Plymouth Place	5.00%	5/15/2030	BB+	(a)	1,690	1,780,939
IL Fin Auth–Provena Hlth	5.75%	5/1/2018	Baa2		1,000	1,083,390
IL Fin Auth–Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	5,099,985
IN Bd Bk–Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,951,578
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,601,126
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,752,484
Kansas City IDA–Bishop Spencer	6.25%	1/1/2024	NR		710	712,244
Kansas City IDA–Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,500,125
Karnes Co Hsp Dist	5.00%	2/1/2024	BBB	(a)	1,710	1,928,777
Karnes Co Hsp Dist	5.00%	2/1/2034	BBB	(a)	1,000	1,096,800
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,280,940
Kent Hsp Fin Auth–Metropolitan Hsp	5.50%	7/1/2020	BB		3,275	3,284,792

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		$2,385	$2,479,565
LA PFA–Christus Hlth	5.25%	7/1/2020	A+		3,200	3,596,288
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,232,253
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,518,615
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,234,870
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	6,151,100
MD Hlth & Hi Ed–Western MD Hlth Sys	5.25%	7/1/2026	BBB		10,000	12,077,100
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		7,755	8,714,681
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2028	A1		6,175	7,343,557
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2019	NR		2,660	2,993,192
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,592,167
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,798,382
MI Hsp–McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,740,714
MI Hsp–McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,361,637
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,699,350
MN Agric & Econ Dev–Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,163,570
Montgomery Co IDA–Einstein Hlthcare	5.00%	1/15/2024	Baa2		4,000	4,592,960
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2026	Baa2		2,000	2,344,920
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2028	Baa2		3,000	3,472,230
Montgomery Co IDA–Whitemarsh	5.00%	1/1/2030	NR		2,000	2,074,380
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		1,525	1,585,634
Moon IDC–Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,727,466
Multnomah Co Hsp Facs–Mirabella	5.125%	10/1/2034	NR		4,000	4,421,200
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		11,500	12,183,560
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,417,630
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		4,000	4,459,160
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,664,623
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		2,000	1,886,380
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,633,485
NJ Hlth–Barnabas Hlth	5.00%	7/1/2019	A-		10,000	11,162,800
NJ Hlth–St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	6,943,026
NJ Hlth–St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,154,735
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	6,141,465
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB		4,545	4,748,161
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,379,240
NJ Hlth–Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,192,243
NM Hsp–Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	1,046,800

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Northampton Co GPA–St Lukes Hsp	5.00%	8/15/2019	A-		$2,000	$2,182,260
NY Dorm–North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,448,120
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,240,020
NY Dorm–Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,111,940
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,920,733
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,996,950
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,883,200
Orange Co Hlth–Orlando Hlth	5.25%	10/1/2020	A		5,000	5,655,050
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		4,400	4,690,796
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2030	BBB-		2,230	2,284,858
Philadelphia Hsps–Temple Univ Hlth	6.25%	7/1/2023	BBB-		7,500	7,848,150
Roanoke EDA–Carilion Clinic	5.00%	7/1/2025	A+		10,000	11,440,900
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,050	12,771,339
Sartell Hlth Care–Country Manor	5.25%	9/1/2030	NR		1,000	1,052,090
SE Port Auth–Memorial Hlth	5.50%	12/1/2029	BB	(a)	750	835,643
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		3,880	4,021,892
St Paul Hsg–HlthEast Care Sys	5.00%	11/15/2023	BBB-		3,735	4,350,267
St Paul Hsg–HlthEast Care Sys	5.00%	11/15/2024	BBB-		4,500	5,271,525
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	1,860	1,881,483
Thomasville Hsp Auth–John Archbold	4.75%	11/1/2025	A+		6,150	6,169,803
Tyler Hlth–Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,463,488
Univ Med Ctr Corp	6.00%	7/1/2024	NR		1,000	1,158,250
Vanderbilt Univ Med Ctr(e)	5.00%	7/1/2031	NR		1,300	1,555,411
WA Hsg–Herons Key†	4.375%	1/1/2021	NR		1,800	1,823,004
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,385	1,507,683
Westchester Co Hlth Care	5.00%	11/1/2019	BBB		4,000	4,505,960
Westchester Co Hlth Care	5.125%	11/1/2020	BBB		5,500	6,361,960
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2028	BBB	(a)	1,350	1,532,075
WI Hlth & Ed–Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,242,880
WI Hlth & Ed–Aurora Hlth	5.00%	7/15/2026	A2		5,575	6,412,532
WI Hlth & Ed–Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,033,840
Wood Co Hsp Facs–Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,795,587
Wood Co Hsp Facs–Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,446,558
Woodbury Hsg–St Therese	5.00%	12/1/2029	NR		1,000	1,079,340
Woodbury Hsg–St Therese	5.00%	12/1/2034	NR		1,000	1,056,760
WV Hsp–Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,700,432
Total						559,942,752

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Housing 0.71%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		$500	$620,390
Athens Hsg Auth–UGA E Campus Hsg	4.00%		12/1/2019	Aa2		2,045	2,235,328
CA Stwde–American Baptist	2.10%		10/1/2019	BBB+	(a)	2,200	2,201,386
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2024	Baa1		1,000	1,221,900
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2025	Baa1		1,000	1,228,150
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,234,190
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	914,340
CA Stwde–CHF-Irvine LLC	6.00%		5/15/2023	Baa1		2,000	2,218,600
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(a)	1,500	1,590,405
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2030	BBB-		6,000	6,760,440
NJ EDA–Montclair St Std Hsg	5.25%		6/1/2019	Baa3		1,610	1,782,753
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,802,100
NYC IDA–Yankee Stadium (FGIC)	2.193%	#	3/1/2021	BBB		3,850	3,741,430
PA Hi Ed–Edinboro Univ	5.00%		7/1/2018	Baa3		155	160,614
WA Hsg–Emerald Heights	4.00%		7/1/2019	A-	(a)	1,130	1,203,439
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(a)	1,000	1,146,040
Total							31,061,505

Lease Obligations 6.17%
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,897,750
CA Pub Wks–Dept Gen Svcs	5.00%		4/1/2020	A+		4,085	4,561,107
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	A+		3,000	3,691,530
CA Pub Wks–Various Cap Proj	5.00%		3/1/2018	A+		7,490	8,089,649
CA Pub Wks–Various Cap Proj	5.00%		11/1/2019	A+		1,000	1,140,390
CA Pub Wks–Various Cap Proj	5.00%		11/1/2020	A+		1,500	1,756,500
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	A+		3,250	3,839,388
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	A+		1,000	1,195,870
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	A+		4,200	5,057,640
CA Pub Wks–Various Cap Proj	5.25%		10/1/2019	A+		11,370	13,031,157
Cleveland COP–Cleveland Stadium	5.00%		11/15/2019	A2		2,450	2,701,174
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640	6,835,342
Dallas Civic Ctr (AG)	5.00%		8/15/2021	AA		3,800	4,264,892
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2020	A1		4,000	4,430,560
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A1		6,405	7,090,783
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2020	AA		3,650	4,218,487
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	6,993,961
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%		10/1/2022	AA+		2,870	2,930,557

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Lease Obligations (continued)
Houston Co Coop Dist–Country Crossing(d)	10.00%	5/1/2039	NR	$1,768	$247,520
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,000	3,423,540
IN Fin Auth–I-69 AMT	5.25%	9/1/2026	BB+	1,100	1,286,208
IN Fin Auth–I-69 AMT	5.25%	9/1/2027	BB+	1,400	1,624,560
IN Fin Auth–Stadium	5.25%	2/1/2029	AA+	2,500	3,091,900
IN Fin Auth–Water	5.00%	2/1/2023	AAA	6,850	8,418,992
Kansas City IDA–Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,746,324
KY Ppty & Bldgs Commn–Proj #112	5.00%	11/1/2026	Aa3	10,000	12,195,500
KY Ppty & Bldgs Commn–Proj #93 (AG)	5.25%	2/1/2020	AA	2,000	2,230,580
LA PFA–Hurricane Recovery	5.00%	6/1/2020	A1	3,300	3,780,777
LA PFA–Hurricane Recovery	5.00%	6/1/2023	A1	3,200	3,855,936
LA PFA–Hurricane Recovery	5.00%	6/1/2024	A1	6,840	8,348,152
Los Angeles Co COP–Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,511,988
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A	2,560	2,576,410
MI Strategic Fd–Cadillac Place	5.25%	10/15/2023	Aa3	3,865	4,599,466
MI Strategic Fd–Cadillac Place	5.25%	10/15/2024	Aa3	6,915	8,196,903
NJ EDA–Sch Facs	5.25%	12/15/2020	A-	8,125	8,744,369
NJ EDA–Sch Facs	5.25%	9/1/2023	NR	3,455	4,105,127
NJ EDA–Sch Facs	5.25%	9/1/2023	A-	6,545	7,190,010
NJ EDA–Sch Facs	5.25%	9/1/2025	A-	5,550	6,038,899
NJ EDA–Transit Proj	5.00%	5/1/2018	A-	1,425	1,507,451
NJ EDA–Transit Proj	5.00%	5/1/2019	A-	3,000	3,224,100
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,139,680
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,363,034
NY UDC–Svc Contract	5.00%	1/1/2022	AA	3,705	4,228,405
NYC TFA–Bldg Aid	5.00%	7/15/2026	AA	1,750	2,165,905
NYC TFA–Bldg Aid	5.00%	7/15/2028	AA	1,500	1,830,870
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2020	Aa3	8,030	9,202,139
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2021	Aa3	8,750	10,267,337
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	3,981,840
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,300,080
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	6,056,591
Philadelphia Redev Auth	5.00%	4/15/2028	A+	4,380	5,102,174
PR Pub Bldg Auth GTD	5.25%	7/1/2033	Caa3	2,000	1,070,000
PR Pub Bldg Auth GTD	7.00%	7/1/2021	Caa3	5,000	3,212,500
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-	4,100	4,717,788

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Lease Obligations (continued)
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		$3,750	$4,413,150
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2022	AA		1,000	1,210,280
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2023	AA		1,000	1,232,030
South Florida Wtr Mgt Dist	5.00%	10/1/2025	AA		3,000	3,762,540
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA		2,000	2,487,540
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA		1,750	1,757,420
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA		920	923,726
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA		2,250	2,258,033
Total						269,354,511

Other Revenue 3.82%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A3		11,300	12,416,101
Austin Convention†	6.00%	1/1/2017	BB		1,935	1,998,836
Baker Correctional Dev	7.50%	2/1/2030	NR		1,200	968,052
Baytown Twp–St Croix Prep Admy	6.00%	8/1/2018	BB+		1,160	1,191,088
Brooklyn Arena LDC–Barclays Ctr	5.75%	7/15/2019	BBB-		2,715	3,070,176
CA Infra & Econ Dev–Broad Museum	5.00%	6/1/2021	Aa1		5,425	6,473,490
CA Infra & Econ Dev–Gladstone Instn	5.25%	10/1/2026	A-		10,250	12,102,072
CA Sch Fin Auth–Aspire†	5.00%	8/1/2036	BBB		1,600	1,820,800
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032	BBB-		6,410	6,719,859
Clarksville Nat Gas Aquis Corp–ML	5.00%	12/15/2021	Baa1		2,380	2,745,378
Cleveland Arpt	5.00%	1/1/2028	A-		2,500	2,802,275
Cleveland Arpt	5.00%	1/1/2029	A-		2,500	2,795,225
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022	BBB		3,265	3,467,985
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032	BBB		915	1,001,358
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025	BBB-		5,110	5,750,028
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		3,000	3,392,280
FL Brd Ed–Lottery Rev	5.00%	7/1/2020	AAA		7,645	8,866,059
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(a)	3,000	3,513,930
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033	BB		3,000	3,289,410
HI Dept Budget–Hawaiian Electric AMT	3.25%	1/1/2025	Baa1		5,000	5,228,550
Houston Hi Ed–Cosmos Fndtn	4.00%	2/15/2022	BBB		710	758,117
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032	BBB		2,250	2,485,035
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024	A1		4,000	4,638,120
La Vernia Hi Ed–Life Schools of Dallas	7.00%	8/15/2026	BBB-		4,455	5,331,343
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2027	A3		5,000	6,067,550
MD EDC–Chesapeake Bay Hyatt(d)	5.00%	12/1/2016	NR		700	420,000
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2019	A-		1,900	2,022,968

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest	Maturity		S&P or	Amount	Fair
Investments	Rate	Date		Moody’s	(000)	Value
Other Revenue (continued)
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2020		A-	$1,400	$1,509,718
Michigan St Strategic FD Escrow(f)	Zero Coupon	–	(g)	NR	400	40
Mohave Co IDA–Mohave Prison	7.50%	5/1/2019		BBB+	2,505	2,714,543
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+	5,000	5,622,600
MSR Energy Auth–Citi	6.125%	11/1/2029		BBB+	3,500	4,592,595
NYC Cultural–Lincoln Ctr	5.75%	12/1/2018		A+	2,500	2,806,175
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A	5,000	5,875,150
PA IDA–Economic Dev	5.00%	7/1/2019		A+	3,500	3,922,380
PA IDA–Economic Dev	5.00%	7/1/2020		A+	2,000	2,297,060
Phoenix IDA–Basis Schs†	5.00%	7/1/2035		BB	2,350	2,516,756
SA Energy Acquisition Pub
Fac–Goldman Sachs	5.50%	8/1/2023		BBB+	9,365	11,373,605
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-	2,400	2,515,008
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2023		A3	5,000	5,897,600
WA Eda–Waste Mgmt†	2.125%	6/1/2020		A-	4,000	4,050,760
Total						167,030,075

Special Tax 1.70%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2	5,500	5,904,085
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020		A2	1,670	1,864,338
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019		BBB+	2,000	2,171,760
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+	1,000	1,102,650
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+	1,500	1,689,195
Emeryville Redev Agy	5.00%	9/1/2021		A+	3,185	3,785,372
Emeryville Redev Agy (AGM)	5.00%	9/1/2024		AA	1,950	2,434,711
Emeryville Redev Agy (AGM)	5.00%	9/1/2025		AA	2,650	3,280,726
Glendale Redev Agy	5.50%	12/1/2024		A	5,000	5,163,050
Houston Co Coop Dist–Country Crossing(d)	10.00%	5/1/2039		NR	5,000	550,000
Orange Co CFD	5.00%	8/15/2033		NR	1,400	1,625,764
Orange Co CFD	5.00%	8/15/2035		NR	1,000	1,152,440
Orlando Redev TIF	5.25%	9/1/2021		A	6,415	7,288,531
Pittsburg Redev Agy	5.00%	8/1/2019		A	5,755	6,483,123
Pittsburg Redev Agy	5.00%	8/1/2020		A	1,680	1,943,474
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021		AA	1,875	2,218,931
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2024		AA	2,500	3,051,625
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025		AA	3,500	4,298,420
Plaza Met Dist #1†	4.50%	12/1/2030		NR	4,300	4,485,631
Sparks Loc Impt Dists	6.50%	9/1/2020		NR	190	197,684

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Special Tax (continued)
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1		$4,630	$4,919,653
Village CDD #9	5.00%	5/1/2022	NR		1,165	1,230,135
Village CDD #9	5.25%	5/1/2031	NR		1,755	1,992,487
Village CDD #9	5.75%	5/1/2021	NR		2,315	2,537,055
Village CDD #9	6.75%	5/1/2031	NR		2,440	2,866,219
Total						74,237,059

Tax Revenue 7.37%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+		1,000	1,274,150
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+		3,000	3,597,870
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		7,245	9,049,222
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	6,069,650
FL Dept Env Protn–Florida Forever	5.00%	7/1/2023	AA-		5,000	6,134,550
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,063,530
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,058,970
Guam Ltd Oblig–Section 30 Landfill	5.375%	12/1/2024	BBB+		1,000	1,125,910
Guam Ltd Oblig–Section 30 Landfill	5.50%	12/1/2019	BBB+		1,000	1,137,920
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,547,050
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,957,925
Kansas Dept Trans	5.00%	9/1/2026	AAA		5,000	6,378,600
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,030	1,212,094
Los Angeles Co MTA	5.00%	7/1/2021	AAA		11,285	13,532,069
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,764,860
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,618,648
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	7,291,011
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,712,572
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2020	BBB+		2,500	2,818,850
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	BBB+		5,000	5,759,300
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2028	BBB+		10,000	10,903,900
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,887,253
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,286,980
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,109,116
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	531,960
NM Severance Tax	5.00%	7/1/2022	Aa1		5,225	5,900,070
NY Dorm–PIT	5.00%	12/15/2019	AAA		15,000	17,158,950
NY Dorm–PIT	5.00%	3/15/2023	AAA		10,000	12,021,100
NY Dorm–PIT	5.00%	3/15/2024	AAA		15,585	18,321,414
NY Dorm–PIT	5.25%	2/15/2023	AAA		7,710	8,634,198

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tax Revenue (continued)
NY Dorm–Sales Tax	5.00%	3/15/2028	AAA		$11,645	$14,603,645
NY Twy Auth–Hwy & Brdg (AMBAC)	5.50%	4/1/2020	AA		9,000	10,552,860
NY UDC–PIT	5.00%	12/15/2025	AAA		1,320	1,412,638
NY UDC–PIT	5.00%	3/15/2026	AAA		15,000	18,475,800
NY UDC–PIT	5.00%	12/15/2026	AAA		1,920	2,054,746
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA		10,000	11,819,600
NYC TFA–Future Tax	5.50%	11/1/2027	AAA		8,850	10,594,777
Oneida Tribe Sales Tax Rev†	5.50%	2/1/2021	AA-		1,720	1,915,994
PA Econ Dev–Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,292,360
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	16,200,080
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,276,237
PR Corp Sales Tax	5.25%	8/1/2027	CC		1,650	680,625
PR Corp Sales Tax	5.25%	8/1/2041	CC		7,570	3,103,700
PR Corp Sales Tax	5.50%	8/1/2023	CC		9,465	4,117,275
PR Corp Sales Tax	5.50%	8/1/2028	CC		8,630	3,603,025
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3		8,000	4,880,000
TX Trsp Commn	5.00%	4/1/2022	AAA		5,000	6,069,000
Virgin Islands PFA	5.00%	10/1/2024	BBB+		1,000	1,153,010
Virgin Islands PFA	5.00%	10/1/2034	BBB+		1,540	1,678,846
Virgin Islands PFA–Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,065	2,272,677
Virgin Islands PFA–Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,020,800
Virgin Islands PFA–Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,329,670
WI Trsp	5.00%	7/1/2024	AA+		5,000	6,294,000
WI Trsp	5.00%	7/1/2026	AA+		6,000	7,580,700
Total						321,841,757

Tobacco 3.96%
Buckeye Tobacco	5.125%	6/1/2024	B-		26,490	25,042,586
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	1,272,674
Buckeye Tobacco	5.875%	6/1/2030	B-		23,850	22,735,728
Golden St Tobacco	4.50%	6/1/2027	B		11,875	12,030,800
Golden St Tobacco	5.00%	6/1/2033	B-		15,000	14,761,500
Inland Empire Tobacco	4.625%	6/1/2021	CC	(a)	5,325	5,358,388
Inland Empire Tobacco	5.00%	6/1/2021	CC	(a)	3,085	3,114,462
MI Tob Settlement	5.125%	6/1/2022	B-		4,995	4,827,168
MI Tob Settlement	5.25%	6/1/2022	B-		6,710	6,527,421
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		2,855	2,874,528
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A		8,500	8,578,030

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Tobacco (continued)
RI Tob Settlement	5.00%		6/1/2027	BBB	$2,500	$2,854,600
RI Tob Settlement	5.00%		6/1/2028	BBB	2,000	2,268,380
SD Edu Enhancement Fding Corp	5.00%		6/1/2023	A	1,000	1,167,830
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A	1,000	1,156,460
SD Edu Enhancement Fding Corp	5.00%		6/1/2025	A	1,000	1,148,710
Tobacco Settlement Auth WA	5.00%		6/1/2021	A	6,880	7,922,526
Tobacco Settlement Auth WA	5.00%		6/1/2023	A	6,250	7,325,813
Tobacco Settlement Fin Corp LA	5.00%		5/15/2022	A	5,000	5,824,300
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BB	11,195	11,394,159
Tobacco Settlement Fin Corp NJ	4.625%		6/1/2026	B+	5,000	5,042,050
Tobacco Settlement Fin Corp NJ	4.75%		6/1/2034	B-	10,500	9,658,740
Tobacco Settlement Fin Corp NJ	5.00%		6/1/2029	B	10,000	9,980,200
Total						172,867,053

Transportation 16.66%
AK Intl Airports Sys	5.00%		10/1/2024	A1	750	930,150
AK Intl Airports Sys	5.00%		10/1/2027	A1	1,000	1,224,220
AK Intl Airports Sys	5.00%		10/1/2028	A1	2,000	2,435,140
AK Intl Airports Sys	5.00%		10/1/2031	A1	3,000	3,593,610
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-	2,750	3,268,100
Alameda Corridor Trsp Auth	5.00%		10/1/2024	A-	5,000	6,085,000
Alameda Corridor Trsp Auth	5.00%		10/1/2026	A-	4,075	4,889,959
Atlanta Arpt	5.50%		1/1/2021	Aa3	3,000	3,586,350
Atlanta Arpt–PFC	5.00%		1/1/2029	AA-	2,500	2,999,475
AZ Transp Brd Hwy	5.00%		7/1/2021	AA+	10,000	11,901,300
Bay Area Toll Auth	1.10%	#	4/1/2047	AA	6,000	5,994,900
Bay Area Toll Auth	1.875%		4/1/2047	AA	5,000	5,101,050
Bay Area Toll Auth	2.00%		4/1/2034	AA	9,000	9,198,540
Central TX Mobility Auth	5.00%		1/1/2030	BBB+	800	943,792
Central TX Mobility Auth	5.00%		1/1/2031	BBB+	1,675	1,964,155
Central TX Mobility Auth	5.00%		1/1/2032	BBB+	2,000	2,332,880
Central TX Mobility Auth	5.00%		1/1/2033	BBB	3,000	3,363,480
Central TX Mobility Auth	5.75%		1/1/2019	BBB+	1,500	1,685,055
Central TX Mobility Auth	5.75%		1/1/2020	BBB+	1,000	1,159,880
Central TX Mobility Auth	5.75%		1/1/2031	BBB+	2,000	2,339,400
Central TX Tpk	5.00%		8/15/2025	BBB+	2,250	2,694,487
Central TX Tpk	5.00%		8/15/2026	BBB+	2,500	2,966,775
Central TX Tpk	5.00%		8/15/2027	BBB+	3,300	3,878,061

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Central TX Tpk	5.00%	8/15/2028	BBB+	$3,250	$3,795,415
Central TX Tpk	5.00%	8/15/2033	BBB+	7,650	8,700,957
Chicago Midway Arpt	5.00%	1/1/2026	A	6,075	7,165,462
Chicago Midway Arpt AMT	5.00%	1/1/2023	A	3,000	3,496,770
Chicago O’Hare Arpt	5.00%	1/1/2022	A	3,230	3,724,384
Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA	3,500	3,607,240
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A	6,320	7,089,334
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A	11,740	13,473,411
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	5,000	5,774,100
Clark Co Arpt–McCarran Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,372,311
Cleveland Arpt (AGM)	5.00%	1/1/2025	AA	1,200	1,461,504
Cleveland Arpt (AGM)	5.00%	1/1/2026	AA	2,000	2,407,660
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA	2,175	2,591,860
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	635	703,088
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	390	431,818
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AA+	515	570,221
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	460	509,324
Delaware River Port Auth	5.00%	1/1/2027	BBB	1,835	2,076,468
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,904,450
Denver City & Co Arpt (NPFGC)	5.00%	11/15/2022	AA-	13,625	14,005,410
E–470 Hwy Auth	5.00%	9/1/2020	BBB+	900	1,037,115
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2018	AA-	10,900	10,532,670
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	12,000	13,192,440
HI Arpts Sys AMT	5.00%	7/1/2022	A+	5,130	5,930,383
Houston Arpt–Continental Airlines AMT	4.75%	7/1/2024	BB-	8,000	9,002,480
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2030	BB-	2,500	2,738,725
Houston Arpt AMT	5.00%	7/1/2021	A+	5,000	5,807,250
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,194,290
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535	3,013,659
KY Pub Trsp Auth–Downtown Crossing	5.00%	7/1/2017	Baa3	4,000	4,180,720
KY Tpk Auth	5.00%	7/1/2026	Aa2	5,215	6,181,965
Los Angeles Dept Arpts–LAX	5.00%	5/15/2027	AA-	2,000	2,491,780
Louisville Regl Airport AMT	5.00%	7/1/2021	A+	1,250	1,456,575
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625	1,927,364
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250	2,704,410
MA Trans Fd–Bridge Prog	5.00%	6/1/2023	AAA	9,880	11,789,508
MD EDC–Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,819,267

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
MD EDC–Maryland Port	5.125%	6/1/2020	Baa3	$1,000	$1,088,520
Miami Dade Co Aviation–MIA	5.00%	10/1/2025	A	3,690	4,547,076
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2021	A	1,500	1,764,375
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2022	A	1,550	1,844,113
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2027	A	5,145	6,093,069
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	3,500	4,115,755
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	2,099,598
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	3,038,725
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,382,540
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	4,139,905
Minneapolis / St Paul Met Arpts	5.00%	1/1/2020	AA-	2,190	2,500,257
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A+	3,500	4,204,795
Minneapolis / St Paul Met Arpts (AMBAC)	5.00%	1/1/2024	AA-	10,250	10,567,955
MTA NY	5.00%	11/15/2021	AA-	1,500	1,787,730
MTA NY	5.00%	11/1/2023	AA-	5,640	6,827,784
MTA NY	5.00%	11/15/2025	AA-	3,500	4,268,215
MTA NY	5.00%	11/15/2026	AA-	17,065	21,619,990
MTA NY	5.25%	11/15/2028	AA-	6,355	7,975,652
MTA NY–Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,570,635
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2020	Baa1	4,905	5,430,669
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,240,120
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,418,350
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,629,658
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,625,750
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,819,950
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,648,365
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,593,430
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	6,069,550
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,954,000
NJ Trans Trust Fund	5.75%	6/15/2020	A-	7,645	8,467,831
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,312,120
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	6,053,350
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	6,078,350
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,400,025
North TX Twy Auth	6.25%	1/1/2024	A1	5,000	5,697,150
NY Dorm–PIT	5.00%	3/15/2023	AAA	8,500	10,411,055
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,322,438

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	$750	$894,818
NY Twy Auth	5.00%	5/1/2019	A-	4,570	5,114,287
NY Twy Auth	5.00%	1/1/2020	A	3,000	3,425,010
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,909,712
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,400,040
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,316,513
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	10,000	11,746,900
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2034	BBB	14,000	15,818,600
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	4,221,385
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,432,192
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	8,061,550
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,555,720
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,773,285
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,606,397
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	12,318,900
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	7,095,986
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,952,510
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,784,800
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,172,450
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	13,113,760
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,459,205
PR Conv Ctr Auth (AMBAC)	5.00%	7/1/2031	CC	3,000	2,888,190
PR Hwy & Trans Auth	5.00%	7/1/2030	CC	1,745	366,450
PR Hwy & Trans Auth	5.00%	7/1/2033	CC	1,215	255,150
PR Hwy & Trans Auth	5.50%	7/1/2023	CC	4,305	904,050
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	3,000	630,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,044,850
Regional Trans Dist–Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,878,902
Regional Trans Dist–Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,119,536
Regional Trans Dist–Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,158,190
Regional Trans Dist–Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,316,380
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	2,500	2,909,050
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,614,100
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	8,565,563
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB-	7,500	8,403,750
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,462,008
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,733,244

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
San Jose Arpt	5.00%	3/1/2028	A2	$1,655	$1,986,877
South Jersey Trans Auth	5.00%	11/1/2020	BBB+	2,000	2,238,600
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	6,032,156
Southeastern PA Transp Auth–GARVEE	5.00%	6/1/2023	AA-	2,500	2,890,800
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,844,584
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,746,548
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,749,340
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,447,780
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,164,058
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	11,608,065
VA Transp Brd–Cap Proj	5.00%	5/15/2021	AA+	10,000	11,856,400
WA St GARVEE–520 Corridor	5.00%	9/1/2021	AA	10,000	11,822,000
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,879,666
Wayne CO Arpt AMT	5.00%	12/1/2027	A	2,000	2,338,580
Total					728,035,284

Utilities 12.98%
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,288,052
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	4,944,880
Amr Muni Pwr–Fremont Energy	5.00%	2/15/2021	A1	1,300	1,519,830
Beaver Co IDA–FirstEnergy	4.00%	1/1/2035	BBB-	20,000	21,061,400
CA Dept Wtr Res Pwr	5.00%	5/1/2019	AA	16,695	18,802,410
CA Dept Wtr Res Wtr–Central Valley	5.00%	12/1/2021	AAA	4,610	5,556,617
CA Dept Wtr Res Wtr–Central Valley	5.00%	12/1/2022	AAA	11,080	13,629,951
Central Plains–Goldman Sachs	5.00%	9/1/2027	A3	7,500	8,588,925
Dallas Wtrwks & Swr	5.00%	10/1/2024	AAA	15,000	18,910,950
Detroit Sewer	5.00%	7/1/2034	BBB+	2,200	2,495,636
Detroit Sewer	5.00%	7/1/2035	BBB+	1,835	2,070,669
East Bay Utility Water District	5.00%	6/1/2028	AAA	6,300	7,915,887
Energy Northwest–Proj 1	5.00%	7/1/2027	Aa1	9,650	11,143,627
Farmington Poll Ctl–AZ Pub Svc	4.70%	5/1/2024	A2	5,265	5,868,474
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,560,881
FL Muni Pwr Agy–St Lucie	5.00%	10/1/2021	A2	3,650	4,129,209
Floyd Co Dev–GA Power	2.35%	7/1/2022	A3	4,875	4,997,070
Guam Waterworks Auth	5.00%	7/1/2029	A-	1,000	1,146,560
Guam Waterworks Auth	5.00%	7/1/2036	A-	1,000	1,152,540
Houston Util Sys	5.00%	5/15/2022	AA	3,000	3,616,740
Houston Util Sys	5.00%	11/15/2022	AA	5,000	6,083,400

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Utilities (continued)
Houston Util Sys	5.00%		11/15/2023	AA	$4,000	$4,948,240
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,615,139
Imperial Irrigation Dist	5.00%		11/1/2030	AA-	1,000	1,244,550
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,456,740
IN Muni Pwr	5.00%		1/1/2025	A+	1,000	1,239,410
IN Muni Pwr	5.00%		1/1/2026	A+	1,200	1,502,628
IN Muni Pwr	5.00%		1/1/2029	A+	3,000	3,682,830
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%		7/1/2019	AA-	340	362,892
Intermountain Pwr Agy	5.00%		7/1/2021	A+	3,000	3,272,670
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,840,735
KS DFA–Dept Hlth & Env	5.00%		3/1/2021	AAA	6,680	7,689,816
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	3,975	4,384,544
Long Beach Nat Gas–ML	1.844%	#	11/15/2026	BBB+	4,000	3,821,280
Long Island Power Auth	5.00%		5/1/2019	A-	1,000	1,121,690
Long Island Power Auth	5.00%		5/1/2020	A-	2,930	3,361,120
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2022	AA-	4,250	5,069,953
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	12,431,000
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2019	AA	4,705	5,284,656
Lower Colo Riv Auth	5.00%		5/15/2020	A	3,130	3,597,528
Lower Colo Riv Auth	5.00%		5/15/2020	A	3,930	4,517,024
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2021	A1	5,225	6,138,330
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A1	5,005	5,893,387
Main St Nat Gas–ML	5.00%		3/15/2021	BBB+	2,500	2,837,525
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,883,327
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A	6,200	7,068,558
MEAG–Proj 1	5.00%		1/1/2021	A	4,185	4,883,853
Miami Dade Co Wtr & Swr (AGM)	5.25%		10/1/2018	AA	3,000	3,317,340
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,411,440
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,824,705
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,194,811
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,504,771
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	10,077,114
New Orleans Sewer	5.00%		6/1/2020	A	1,400	1,600,312
New Orleans Sewer	5.00%		6/1/2021	A	400	466,604
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB+	8,000	8,887,200
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,331,052

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Utilities (continued)
OH Air Quality–FirstEnergy	3.625%		10/1/2033	BBB-	$1,000	$1,034,760
OH Air Quality–FirstEnergy	3.625%		10/1/2033	BBB-	2,000	2,069,520
OH Air Quality–FirstEnergy	5.70%		8/1/2020	BBB-	4,250	4,770,370
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-	8,000	8,824,640
OH Wtr Dev Auth	5.00%		6/1/2023	AAA	5,500	6,826,655
PA Econ Dev–Philadelphia Biosolids	5.50%		1/1/2018	Baa3	1,030	1,075,227
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,402,700
Philadelphia Gas Works	5.00%		8/1/2026	A-	1,000	1,219,720
Philadelphia Gas Works	5.00%		8/1/2027	A-	1,000	1,210,410
Philadelphia Water & Wastewater	5.00%		7/1/2022	A1	3,090	3,709,329
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,000	6,151,100
Piedmont Muni Pwr Agy	5.00%		1/1/2019	A-	1,250	1,378,650
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,463,022
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	9,069,984
Piedmont Muni Pwr Agy	5.25%		1/1/2019	A-	2,000	2,141,100
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A3	10,640	11,966,489
PR Aqueduct & Swr Auth	5.25%		7/1/2042	CCC-	5,000	3,275,000
PR Aqueduct & Swr Auth	6.125%		7/1/2024	CCC-	5,590	3,954,925
PR Elec Pwr Auth	5.00%		7/1/2029	Caa3	8,235	5,126,288
PR Elec Pwr Auth	5.00%		7/1/2037	Caa3	1,035	644,288
PR Elec Pwr Auth	5.00%		7/1/2042	Caa3	2,390	1,487,775
PR Elec Pwr Auth	5.25%		7/1/2019	Caa3	2,000	1,251,900
PR Elec Pwr Auth	5.25%		7/1/2026	Caa3	4,900	3,050,250
PR Elec Pwr Auth	5.25%		7/1/2040	Caa3	3,235	2,013,788
PR Elec Pwr Auth	5.50%		7/1/2038	Caa3	2,350	1,462,875
PR Elec Pwr Auth	7.00%		7/1/2033	Caa3	4,000	2,510,000
PR Elec Pwr Auth	7.00%		7/1/2040	Caa3	725	454,938
PR Elec Pwr Auth (AGM)	0.93%	#	7/1/2029	AA	5,720	4,261,400
Public Gas Partners Inc	5.00%		10/1/2019	A+	5,950	6,618,780
SA Energy Acquisition Pub Fac	5.50%		8/1/2021	BBB+	2,360	2,791,998
Salt River Agric Imp & Pwr Dist	5.00%		1/1/2021	Aa1	1,000	1,110,660
Salt River Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	10,742,594
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	BBB+	5,000	6,321,150
San Antonio Elec & Gas	5.00%		2/1/2022	Aa1	9,405	11,326,630
San Diego PFA Swr	5.00%		5/15/2020	AA+	5,000	5,635,700
San Francisco City & Co Pub Util Sys Commn	5.00%		11/1/2023	AA-	5,450	6,553,243
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2022	AA-	1,100	1,334,432

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities (continued)
Seminole Co Wtr & Swr	5.00%	10/1/2024	AA	$4,000	$4,999,880
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2021	AA	2,000	2,342,840
Stockton PFA–Wastewater (BAM)	5.00%	9/1/2024	AA	1,000	1,220,650
TEAC–Goldman Sachs	5.00%	2/1/2018	A3	1,055	1,128,808
TEAC–Goldman Sachs	5.25%	9/1/2021	A3	3,000	3,525,720
TEAC–Goldman Sachs	5.25%	9/1/2024	A3	8,520	10,365,432
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2024	A3	23,000	27,003,380
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2028	A3	2,000	2,289,140
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2029	A3	2,000	2,278,600
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2021	BBB+	4,685	5,514,292
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2023	BBB+	2,925	3,509,678
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	BBB+	26,660	32,990,684
UT Muni Pwr–Payson Pwr	5.00%	4/1/2021	A-	5,300	6,188,439
Western MN Muni Pwr Agy	5.00%	1/1/2022	Aa3	1,000	1,200,890
Western MN Muni Pwr Agy	5.00%	1/1/2023	Aa3	1,500	1,834,200
Wise Co IDA–VA Elec & Pwr Co	2.15%	10/1/2040	A2	5,425	5,574,730
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,683,151
Total					567,141,286
Total Municipal Bonds (cost $4,070,475,431)					4,242,166,793

				Shares
				(000)
SHORT-TERM INVESTMENTS 1.86%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)				2	1,775

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2016

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(c)	Date	Moody’s	(000)	Value
Variable Rate Demand Notes 1.86%

Corporate-Backed 0.90%
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	12/1/2039	A2	$3,300	$3,300,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	4/1/2040	A2	6,780	6,780,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	11/1/2040	A2	1,500	1,500,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	4/1/2040	A2	18,375	18,375,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	11/1/2040	A2	9,350	9,350,000
Total						39,305,000

General Obligation 0.47%
NYC GO (AGM)	0.46%	4/1/2016	11/1/2026	AA	20,445	20,445,000

Lease Obligations 0.02%
Pima Co IDA–Clark Co Detention†	0.68%	4/7/2016	9/1/2033	AA-	1,000	1,000,000

Utilities 0.47%
Las Vegas Valley Water District	0.47%	4/1/2016	6/1/2036	Aa1	13,525	13,525,000
NYC Muni Water	0.46%	4/1/2016	6/15/2032	AA+	7,000	7,000,000
Total						20,525,000
Total Variable Rate Demand Notes (cost $81,275,000)						81,275,000
Total Short-Term Investments (cost $81,276,775)						81,276,775
Total Investments in Securities 98.96% (cost $4,151,752,206)						4,323,443,568
Cash and Other Assets in Excess of Liabilities(i) 1.04%						45,281,082
Net Assets 100.00%						$4,368,724,650

Open Futures Contracts at March 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	June 2016	212	Short	$(34,860,750)	$53,963

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. 10-Year Treasury Note	June 2016	176	Short	$(22,948,750)	$(7,185)

Note: See Footnotes to Schedules of Investments on page 133 of this report.

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$–	$282,996,178	$3,236,156	(4)	$286,232,334
Lease Obligations	–	269,106,991	247,520	(4)	269,354,511
Other Revenue	–	167,030,035	40	(5)	167,030,075
Remaining Industries	–	3,519,549,873	–		3,519,549,873
Money Market Mutual Fund	1,775	–	–		1,775
Variable Rate Demand Notes	–	81,275,000	–		81,275,000
Total	$1,775	$4,319,958,077	$3,483,716		$4,323,443,568

Liabilities
Trust Certificates(6)	$–	$(2,250,000)	$–		$(2,250,000)
Total	$–	$(2,250,000)	$–		$(2,250,000)

Other Financial Instruments
Futures Contracts
Assets	$53,963	$–	$–		$53,963
Liabilities	(7,185)	–	–		(7,185)
Total	$46,778	$–	$–		$46,778

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.
(6)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$40
Accrued discounts/premiums	861
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(699,846)
Purchases	–
Sales	–
Net transfers in or out of Level 3	4,182,661
Balance as of March 31, 2016	$3,483,716

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 97.32%

Corporate-Backed 4.78%
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$375,525
Beaver Co IDA–FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,482,404
CA Poll Ctl–Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	1,028,040
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		500	573,720
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		540	632,837
Courtland IDB–Intl Paper	6.25%	11/1/2033	Baa2		770	894,409
IA Fin Auth–Alcoa	4.75%	8/1/2042	BBB-		475	478,325
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-		500	515,620
LA Env Facs–Westlake Chem	6.50%	11/1/2035	BBB+		100	118,413
LA Env Facs–Westlake Chem	6.75%	11/1/2032	BBB+		500	539,000
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB+		1,045	1,233,999
Love Field Arpt–Southwest Airlines	5.25%	11/1/2040	Baa1		190	213,839
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR		500	537,230
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR		130	139,564
OK DFA–Waste Mgmt	2.375%	12/1/2021	A-		185	188,839
Warren Co–Intl Paper	5.80%	5/1/2034	BBB		100	113,822
Warren Co–Intl Paper	6.50%	9/1/2032	BBB		255	286,429
WI Pub Fin Auth–Celanese	4.05%	11/1/2030	BB+		500	506,185
Total						9,858,200

Education 8.39%
Allegheny Co Hi Ed–Duquesne Univ	5.50%	3/1/2029	A		160	187,920
Build NYC Res Corp–CUNY	5.00%	6/1/2034	Aa2		325	378,602
CA Ed Facs–Santa Clara Univ	5.50%	4/1/2033	NR		245	267,623
CA Ed Facs–Santa Clara Univ	5.50%	4/1/2033	Aa3		20	21,726
CA Fin Auth–Emerson Clg	6.00%	1/1/2042	BBB+		250	298,585
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR		250	269,080
DE EDA–DE State Univ (AGM)	5.00%	10/1/2031	AA		410	488,999
Delaware CO PA Auth–Villanova Univ	4.00%	8/1/2040	A+		1,000	1,070,670
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		100	105,123
FL HI Ed–Nova Southeastern Univ	6.00%	4/1/2026	A-		170	198,091
FL HI Ed–Nova Southeastern Univ	6.375%	4/1/2031	A-		475	564,257
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	896,993
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,000	1,002,010
Hempstead Town LDC–Adelphi Univ	5.00%	10/1/2034	A-		175	201,199
IL Fin Auth–DePaul Univ	6.00%	10/1/2032	A		715	854,275

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Education (continued)
IL Fin Auth–DePaul Univ	6.125%		10/1/2040	A		$715	$852,502
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3		100	100,287
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3		500	501,350
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		500	500,520
LA PFA–Loyola Univ	5.25%		10/1/2029	A3		680	798,592
Marietta Dev Auth–Life Univ	7.00%		6/15/2039	Ba3		125	131,209
McAllister Academic Vlg–AZ State Univ	5.25%		7/1/2030	AA-		125	136,235
Morgan State Univ	5.00%		7/1/2027	A+		670	793,367
Morgan State Univ	5.00%		7/1/2030	A+		350	410,392
Morgan State Univ	5.00%		7/1/2032	A+		450	521,356
NH Hlth & Ed–Sthrn NH Univ	5.00%		1/1/2019	A		225	246,177
NJ Ed Facs–Kean Univ	5.25%		9/1/2029	A2		160	179,562
NY Dorm–Cornell Univ	5.00%		7/1/2034	Aa1		250	279,747
NY Dorm–Pace Univ	5.00%		5/1/2029	BB+		250	279,448
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(a)	400	437,328
NY Dorm–Yeshiva Univ	4.00%		11/1/2017	NR		75	78,851
NY Dorm–Yeshiva Univ	4.00%		11/1/2017	B3		125	129,816
Olmos Park Hi Ed–Univ Incarnate Word	5.00%		12/1/2021	A3		1,000	1,175,430
PA Hi Ed–St Josephs Univ	5.00%		11/1/2030	A-		895	1,022,269
Private Clgs & Univs Auth–SCAD	5.00%		4/1/2044	Baa2		1,000	1,112,590
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A2		715	816,416
Total							17,308,597

Financial Services 0.24%
IN Bd Bk–JP Morgan	1.387%	#	10/15/2022	A3		500	488,990

General Obligation 10.33%
Atlantic City Brd Ed (AGM)	6.00%		4/1/2034	AA		550	659,747
CA State GO	5.375%		11/1/2035	AA-		400	470,180
CA State GO	5.50%		3/1/2040	AA-		975	1,125,998
CA State GO	6.50%		4/1/2033	AA-		300	347,985
Chicago Brd Ed	5.00%		12/1/2042	B+		575	453,048
Chicago Brd Ed	5.25%		12/1/2039	B+		250	202,953
Chicago GO	5.25%		1/1/2027	BBB+		270	270,999
Chicago GO	5.50%		1/1/2035	BBB+		230	229,446
Chicago GO	5.50%		1/1/2037	BBB+		985	982,488
Delaware Co IDA–Covanta	5.00%		7/1/2043	Ba2		500	507,590
Fraser Pub Sch Dist	5.75%		5/1/2033	AA-		400	479,480

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
HI State GO	5.00%	12/1/2028	AA	$1,000	$1,177,790
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	225	262,634
IL State GO	5.00%	1/1/2033	A-	575	605,095
IL State GO	5.00%	1/1/2035	A-	1,000	1,074,930
IL State GO	5.50%	7/1/2038	A-	1,000	1,082,950
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,116,730
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	572,785
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,068,421
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	250	270,190
Middletown CSD	5.25%	12/1/2040	AA	250	297,642
NYC GO	5.00%	8/1/2023	AA	705	866,706
NYC GO	5.00%	8/1/2027	AA	575	699,367
Philadelphia GO	5.25%	7/15/2031	A+	600	706,662
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	439,726
PR Comwlth GO	4.75%	7/1/2018	Caa3	370	238,428
PR Comwlth GO	5.00%	7/1/2041	Caa3	290	172,550
PR Comwlth GO	5.25%	7/1/2022	Caa3	250	152,188
PR Comwlth GO	5.375%	7/1/2030	Caa3	955	573,000
PR Pub Bldg Auth GTD	5.50%	7/1/2027	Caa3	145	82,650
PR Pub Bldg Auth GTD	6.00%	7/1/2020	Caa3	125	77,188
PR Pub Bldg Auth GTD	6.25%	7/1/2026	Caa3	315	192,150
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	50	50,118
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	Ba2	1,000	1,099,110
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2029	Ba2	465	496,690
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2031	Ba2	100	105,989
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	880,852
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	607,620
Yosemite CCD	5.00%	8/1/2029	Aa2	500	619,305
Total					21,319,380

Health Care 18.71%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB	300	323,178
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA-	300	348,867
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA-	345	399,758
Antelope Valley Hlth	5.00%	3/1/2046	Ba3	515	546,801
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	AA-	665	762,183
AZ Hlth Facs–Banner Hlth	5.50%	1/1/2038	AA-	1,285	1,377,931
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-	745	887,533

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		$275	$327,027
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		750	846,427
CA Stwde–American Baptist	5.00%	10/1/2021	BBB+	(a)	635	738,226
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		500	542,925
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		750	816,690
CA Stwde–So Cal Presbyterian†	6.625%	11/15/2024	BBB-		110	127,677
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	315,963
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	A		750	857,047
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	A		165	185,214
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	704,858
CT Hlth & Ed–Yale New Haven Hsp	5.00%	7/1/2028	Aa3		500	613,830
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2021	NR		140	153,341
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		150	164,529
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	NR		115	131,538
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	15	17,048
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA+		530	594,162
Denver Hlth & Hsp Auth	5.00%	12/1/2039	BBB		400	436,044
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		160	160,885
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		480	530,213
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	474,892
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	NR		275	305,060
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	A2		30	32,748
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2045	BB		500	528,605
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BBB		235	263,926
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	885,630
IL Fin Auth–Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	316,684
IL Fin Auth–Rush Univ Med	6.375%	11/1/2027	Aaa		315	366,096
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		220	255,686
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	Aaa		80	92,977
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	Aaa		250	289,925
IL Fin Auth–Rush Univ Med (NPFGC)(FGIC)	5.25%	11/1/2035	Aaa		305	338,245
IL Fin Auth–Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		760	856,330
IN Hlth Facs–Ascension Hlth	5.00%	11/15/2036	Aa2		400	468,544
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,000	1,135,040
Kent Hsp Fin Auth–Metropolitan Hsp	6.25%	7/1/2040	BB		275	275,770
LA PFA–Ochsner Clinic	5.00%	5/15/2047	Baa1		200	219,622
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		300	359,952

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	AA-		$785	$899,720
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	BBB+		930	1,052,806
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	278,880
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		445	527,886
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		620	696,725
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba2		400	448,884
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2035	BBB-	(a)	250	274,038
MI Fin Auth–Beaumont Hlth	5.00%	8/1/2033	A1		250	289,163
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	169,935
Montgomery Co Hlth–Catholic Hlth E	6.25%	11/15/2034	AA-		105	120,171
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	BBB+		125	138,934
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,160,570
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070	1,088,190
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		125	129,244
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	BBB+		1,100	1,219,647
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		225	194,344
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	159,748
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA		250	281,053
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		250	290,233
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	275,408
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		500	572,435
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		950	1,207,241
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		500	560,375
UMass Mem Hlth	5.00%	7/1/2041	A-	(a)	450	513,468
Univ Med Ctr Corp	5.00%	7/1/2020	NR		500	580,535
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		140	162,735
Vanderbilt Univ Med Ctr(e)	5.00%	7/1/2046	NR		1,000	1,146,770
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A-		500	586,965
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2036	A-		275	321,258
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		500	556,280
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		450	507,613
Westchester Co Hlth Care	6.00%	11/1/2030	BBB		305	354,858
Westchester Co Hlth Care	6.125%	11/1/2037	BBB		275	320,658
WI Hlth & Ed–Aurora Hlth	5.125%	4/15/2031	A2		225	261,745
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		840	890,812
Total						38,614,954

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Housing 1.91%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2042	NR	$300	$371,262
CA Muni Fin–Azusa Pacific Univ	5.00%		4/1/2041	Baa3	250	276,675
CA Muni Fin–Caritas Affordable Hsg	5.25%		8/15/2039	BBB	100	113,908
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2040	Baa1	250	288,138
Fed Home Loan Mtg Corp	4.60%		12/15/2044	AA+	500	523,870
MD EDC–Univ of MD Hsg (AGM)	5.00%		6/1/2035	AA	1,000	1,178,730
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2047	BBB-	750	806,812
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-	350	378,165
Total						3,937,560

Lease Obligations 5.74%
CA Pub Wks–Dept Gen Svcs	5.00%		4/1/2030	A+	130	130,454
CA Pub Wks–Riverside Campus	6.00%		4/1/2027	A+	250	284,177
CA Pub Wks–Various Cap Proj	5.00%		10/1/2028	A+	535	628,374
CA Pub Wks–Various Cap Proj	5.75%		3/1/2030	A+	310	358,515
CA Pub Wks–Various Cap Proj	6.625%		11/1/2034	A+	145	148,054
Delano Earlimart Irrigation Dist COP	5.00%		2/1/2028	AA-	475	535,011
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA	1,155	1,395,979
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Ba1	250	275,368
IL Sports Facs Auth (AGM)	5.00%		6/15/2028	AA	865	982,415
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+	500	609,045
Los Angeles USD COP	5.00%		10/1/2025	A+	1,000	1,203,980
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	A	650	699,907
NJ EDA–Sch Facs	2.00%	#	3/1/2028	A-	500	445,260
NJ Hlth–Hsp Asset Trans	5.00%		10/1/2028	A-	500	530,975
North Hudson Sewerage Auth	5.00%		6/1/2024	A	1,000	1,195,950
Philadelphia Muni Auth	6.375%		4/1/2029	A+	655	749,025
San Diego PFA–Master Lease	5.125%		9/1/2030	AA-	1,000	1,150,740
VA Transp Brd	4.75%		5/15/2035	AA+	470	529,323
Total						11,852,552

Other Revenue 7.25%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3	235	258,211
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+	155	173,867
Austin Convention†	5.75%		1/1/2034	BB	590	597,876
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+	200	204,910
Baltimore Conv Ctr–Hilton Hotel	5.875%		9/1/2039	BB	250	252,843

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Other Revenue (continued)
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2025	Ba1	$595	$602,342
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2026	Ba1	100	101,132
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-	775	892,102
CA Infra & Econ Dev–Acad Motion Pict	4.00%	11/1/2045	Aa2	1,000	1,049,970
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	250	285,275
CA Sch Fin Auth–Aspire†	5.00%	8/1/2041	BBB	500	559,195
Cleveland Arpt	5.00%	1/1/2029	A-	425	475,188
Cleveland Arpt	5.00%	1/1/2030	A-	555	615,567
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2042	BBB	275	293,321
Clifton Higher Ed–Uplift Education	4.25%	12/1/2034	BBB-	975	996,947
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	565,380
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	435	482,489
DC Rev–KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	344,268
DC Rev–KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	229,102
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032	BBB	100	110,446
Houston HI Ed–Cosmos Fndtn	5.00%	2/15/2042	BBB	500	536,395
Houston Hi Ed–Cosmos Fndtn	5.875%	5/15/2021	BBB	235	272,337
Houston HI Ed–Cosmos Fndtn	6.50%	5/15/2031	BBB	265	317,807
Houston HI Ed–Cosmos Fndtn	6.875%	5/15/2041	BBB	125	160,206
IL Fin Auth–Noble Chrter Schs	6.125%	9/1/2039	BBB	900	1,019,646
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa2	475	554,472
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	301,238
Long Beach Nat Gas–ML	5.00%	11/15/2035	BBB+	665	790,964
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046	A3	500	621,215
MD EDC–Chesapeake Bay Hyatt(d)	5.00%	12/1/2031	NR	100	60,000
NYC Cultural–Whitney Museum	5.25%	7/1/2026	A	500	581,465
PR Pub Bldg Auth GTD	5.25%	7/1/2027	Caa3	265	142,438
Selma IDB–Intl Paper	5.80%	5/1/2034	BBB	150	170,733
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2031	A3	300	338,655
Total					14,958,002

Special Tax 3.09%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	275,520
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	500	529,745
CT Spl Tax–Trans Infra	5.00%	8/1/2031	AA	470	565,852
CT Spl Tax–Trans Infra	5.00%	8/1/2034	AA	1,150	1,364,578
CT Spl Tax–Trans Infra	5.00%	9/1/2034	AA	500	589,245
Inland Valley Redev Agy	5.25%	9/1/2037	A-	750	861,705

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Lancaster Redev Agy	6.00%	8/1/2024	BBB	$250	$281,980
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	592,975
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	A-	395	435,638
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB+	100	105,662
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2024	A2	660	780,324
Total					6,383,224

Tax Revenue 4.28%
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	225	245,761
Casino Reinv Dev Auth	5.25%	11/1/2044	BBB+	345	364,479
Hudson Yards	5.75%	2/15/2047	A	925	1,084,895
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2052	BBB+	225	241,052
Met Pier & Expo Auth–Mccormick
Place (BAM)	5.00%	6/15/2053	AA	915	1,014,259
MTA NY–Dedicated Tax	5.50%	11/15/2039	NR	20	22,330
MTA NY–Dedicated Tax	5.50%	11/15/2039	AA	205	227,814
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	292,155
NY UDC–PIT	5.00%	3/15/2033	AAA	750	879,802
NYC TFA–Future Tax	5.00%	2/1/2036	AAA	1,000	1,171,940
PR Corp Sales Tax	5.00%	8/1/2046	Caa3	585	356,850
PR Corp Sales Tax	5.25%	8/1/2027	CC	575	237,188
PR Corp Sales Tax	5.25%	8/1/2041	CC	1,135	465,350
PR Corp Sales Tax	5.75%	8/1/2037	CC	220	92,400
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A2	275	324,841
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A2	530	645,058
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	611,791
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	215	236,979
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	306,500
Total					8,821,444

Tobacco 4.17%
Buckeye Tobacco	5.125%	6/1/2024	B-	500	472,680
Buckeye Tobacco	6.50%	6/1/2047	B-	420	419,954
Golden St Tobacco	5.00%	6/1/2030	A+	500	589,670
Golden St Tobacco	5.75%	6/1/2047	B-	1,500	1,491,255
MI Tob Settlement	5.125%	6/1/2022	B-	705	681,312
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	171,988
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,100	1,312,707

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tobacco (continued)
RI Tob Settlement	5.00%	6/1/2035	BBB	$475	$523,341
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	540	611,426
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	700	814,870
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	500	449,800
TSASC	5.00%	6/1/2026	BB-	400	401,832
TSASC	5.00%	6/1/2034	B	700	672,504
Total					8,613,339

Transportation 14.87%
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	740,670
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,205,320
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	1,500	1,695,195
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,364,856
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,125,630
Charlotte Arpt	5.00%	7/1/2033	Aa3	575	660,991
Chicago Midway Arpt	5.00%	1/1/2026	A	185	217,653
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,154,608
Chicago O’Hare Arpt	5.50%	1/1/2031	A	120	140,197
Chicago O’Hare Arpt	5.625%	1/1/2035	A	410	476,260
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	100	116,608
Delaware River Port Auth	5.00%	1/1/2029	A	470	555,094
Delaware River Port Auth	5.00%	1/1/2034	A	800	924,672
DFW Arpt	5.00%	11/1/2028	A+	750	894,577
DFW Arpt	5.00%	11/1/2030	A+	850	1,006,697
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	Aa2	500	576,120
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	238,540
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	750	883,545
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	812,063
MA Port Auth	5.00%	7/1/2045	AA	250	292,715
Met DC Arpt	5.00%	10/1/2035	AA-	255	289,331
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	BBB+	500	575,665
Miami Dade Co Aviation–MIA	5.00%	10/1/2034	A	400	470,704
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	A	540	635,229
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A	160	190,925
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A	515	611,995
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	693,059
MTA NY–Dedicated Tax	5.25%	11/15/2029	AA	535	615,849
NJ Trans Trust Fund	5.75%	12/15/2031	A-	350	385,998

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
NJ Trans Trust Fund	6.00%	6/15/2035	A-	$760	$869,660
North TX Twy Auth	5.00%	1/1/2031	A2	250	290,663
North TX Twy Auth	5.00%	1/1/2040	A1	350	399,049
North TX Twy Auth	6.00%	1/1/2043	A1	1,120	1,323,224
PA Tpk Commn	5.00%	6/1/2029	A3	1,000	1,183,110
PA Tpk Commn	5.00%	12/1/2034	A1	100	116,469
PA Tpk Commn	5.00%	12/1/2039	A1	750	858,652
PA Tpk Commn	5.00%	12/1/2045	A1	400	456,884
PA Tpk Commn	5.50%	6/1/2033	A-	315	343,873
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	415,797
PR Hwy & Trans Auth	4.00%	7/1/2017	CC	240	52,836
Regional Trans Dist–Denver Trans	5.375%	1/15/2025	Baa3	85	95,550
Regional Trans Dist–Denver Trans	5.375%	7/15/2025	Baa3	830	936,638
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	120	139,634
Regional Trans Dist–Denver Trans	6.00%	1/15/2041	Baa3	100	114,944
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	554,113
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	566,102
San Diego Arpt	5.00%	7/1/2040	A	945	1,049,479
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	1,250	1,366,862
Total					30,684,305

Utilities 13.56%
Adelanto Util Sys	6.00%	7/1/2024	NR	200	220,328
Adelanto Util Sys	6.625%	7/1/2031	NR	100	113,689
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	579,265
Baltimore Water	5.00%	7/1/2033	AA-	605	716,271
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	500	556,945
Chicago Water	5.00%	11/1/2039	A-	855	919,074
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	206,096
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	840	876,851
Detroit Sewer	5.00%	7/1/2034	BBB+	385	436,736
Detroit Water	5.00%	7/1/2036	A-	330	360,254
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	180,761
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	474,160
Gainesville Utility	5.25%	10/1/2034	Aa2	150	173,835
Guam Waterworks Auth	5.00%	1/1/2046	A-	200	227,228
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2032	BBB-	700	747,271
IN Muni Pwr	5.25%	1/1/2032	A+	450	537,709

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities (continued)
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	$1,000	$680,610
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,475,253
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	AA-	1,000	1,142,980
Long Beach Nat Gas–ML	5.50%	11/15/2030	BBB+	600	751,230
Long Beach Nat Gas–ML	5.50%	11/15/2037	BBB+	600	756,588
Los Angeles USD	5.00%	7/1/2023	Aa2	500	621,550
Lower Colo Riv Auth–Transmn Contract	5.00%	5/15/2040	A	300	341,865
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	623,182
MO Joint Muni Elec Util Commn	5.00%	12/1/2040	A2	500	580,315
New Orleans Water	5.00%	12/1/2045	A-	1,500	1,689,480
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,922,760
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	279,091
NY Env Facs–Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	583,071
NYC Muni Water	5.00%	6/15/2036	AA+	500	594,120
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	523,963
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	588,735
Philadelphia Gas Works	5.00%	8/1/2029	A-	250	298,920
Philadelphia Water & Wastewater	5.00%	7/1/2028	A1	280	338,960
Pima Co IDA–Tucson Elec	4.95%	10/1/2020	A3	350	393,634
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-	620	438,650
PR Elec Pwr Auth	5.00%	7/1/2028	Caa3	270	168,075
PR Elec Pwr Auth	5.25%	7/1/2028	Caa3	880	547,800
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	240	228,622
Rowland Water Dist COP	6.50%	12/1/2035	A+	100	114,917
SC Pub Svc Auth–Santee Cooper	5.25%	12/1/2055	AA-	1,350	1,551,636
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A3	755	893,920
TEAC–Goldman Sachs	5.25%	9/1/2026	A3	335	413,062
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2025	A3	900	1,048,122
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2022	BBB+	890	1,059,919
Total					27,977,503
Total Municipal Bonds (cost $191,305,285)					200,818,050

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

AMT FREE MUNICIPAL BOND FUND March 31, 2016

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENTS 0.97%

Variable Rate Demand Notes 0.97%

Corporate-Backed 0.49%
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	12/1/2039	A2	$400	$400,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	12/1/2039	A2	600	600,000
Total						1,000,000

Utilities 0.48%
Las Vegas Valley Water District	0.47%	4/1/2016	6/1/2036	Aa1	1,000	1,000,000
Total Short-Term Investments (cost $2,000,000)						2,000,000
Total Investments in Securities 98.29% (cost $193,305,285)						202,818,050
Cash and Other Assets in Excess of Liabilities(i) 1.71%						3,518,499
Net Assets 100.00%						$206,336,549

Open Futures Contracts at March 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	June 2016	27	Short	$(4,439,813)	$23,788

Note: See Footnotes to Schedules of Investments on page 133 of this report.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$200,818,050	$–	$200,818,050
Variable Rate Demand Notes	–	2,000,000	–	2,000,000
Total	$–	$202,818,050	$–	$202,818,050

Other Financial Instruments
Futures Contracts
Assets	$23,788	$–	$–	$23,788
Liabilities	–	–	–	–
Total	$23,788	$–	$–	$23,788

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
MUNICIPAL BONDS 101.54%

Corporate-Backed 6.48%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,602,775
CA Poll Ctl–Waste Mgmt AMT	3.25%		12/1/2027	A-	6,000	6,398,760
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	3,575	3,758,540
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,455,868
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,128,650
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	BB-	5,650	5,826,506
IL Fin Auth–Leafs Hockey Club(d)	6.00%		3/1/2037	NR	1,550	387,500
LA Env Facs–Westlake Chem	6.75%		11/1/2032	BBB+	7,750	8,354,500
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	Baa1	2,530	2,927,716
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,500,950
MD EDC–Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	855	513,000
Mission EDC–Waste Mgmt AMT	2.50%		8/1/2020	A-	13,500	13,823,055
NJ EDA–Goethals Brdg AMT	5.00%		7/1/2022	BBB-	1,650	1,903,341
NJ EDA–Goethals Brdg AMT	5.00%		1/1/2024	BBB-	1,500	1,736,025
NY Energy–ConEd AMT (XLCA)	0.455%	#	10/1/2035	A2	5,175	4,600,492
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	3,000	3,223,380
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	7,875	8,454,364
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	5,790	6,419,836
OH Wtr Dev Auth–FirstEnergy	4.00%		12/1/2033	BBB-	5,000	5,224,900
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	5,100	6,407,028
PA Econ Dev–US Airways	7.50%		5/1/2020	B+	1,500	1,731,375
PA Econ Dev–US Airways	8.00%		5/1/2029	B+	1,475	1,726,045
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,152,814
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,659,140
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	3,230	3,751,871
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,470,820
Washington Co Wastewtr–Cargill AMT	2.375%		9/1/2030	A	5,000	5,159,850
West Pace Coop Dist(d)	9.125%		5/1/2039	NR	4,900	3,236,156
Total						125,535,257

Education 4.71%
Athens Clarke Ed–Ugaref Cent Precinct	5.00%		6/15/2031	Aa2	2,500	2,710,775
Athens Clarke Ed–Ugaref O’Malleys Bldg	5.00%		6/15/2028	Aa2	2,000	2,256,940
Bulloch Co Dev–GA So Univ Hsg (AG)	5.25%		7/1/2028	A1	2,475	2,700,918
CA Fin Auth–Biola Univ	5.80%		10/1/2028	Baa1	1,000	1,100,550
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+	1,875	2,239,387

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Education (continued)
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR		$1,250	$1,345,400
CA Stwde–Windrush Sch(d)	5.50%		7/1/2037	NR		1,000	10
Davie Edu Facs–Nova Southeastern Univ	6.00%		4/1/2042	A-		3,000	3,549,120
Detroit Sch Dist	5.00%		5/1/2029	Aa1		4,000	4,514,400
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		960	1,009,181
Gainesville Redev–Riverside Mil Admy	5.125%		3/1/2027	BB+	(a)	4,575	4,584,196
Harrisburg Auth–Univ of Science	6.00%		9/1/2036	NR		3,925	3,328,832
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2019	Baa3		1,050	1,053,098
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3		1,900	1,905,453
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		1,750	1,751,820
IL Fin Auth–IL Inst of Tech	6.25%		2/1/2019	Baa3		1,680	1,819,289
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3		1,000	1,061,950
Louisville/Jeff Co Met Clg–Bellarmine	6.00%		5/1/2038	Baa3		2,500	2,651,600
MA DFA–Wheelock Clg	5.25%		10/1/2037	BBB		3,750	3,880,837
Marietta Dev Auth–Life Univ	7.00%		6/15/2030	Ba3		5,000	5,367,300
NY Dorm–Barnard Clg	5.00%		7/1/2035	A1		2,400	2,827,104
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2040	A-		5,000	5,693,250
NY Dorm–NYU	5.00%		7/1/2030	AA-		2,155	2,551,929
NY Dorm–NYU	5.00%		7/1/2031	AA-		4,215	4,966,703
NY Dorm–SUNY	5.00%		7/1/2035	Aa2		2,100	2,425,374
NY Dorm–Touro Clg	5.25%		1/1/2034	BBB-	(a)	1,270	1,390,675
NY Dorm–Touro Clg	5.50%		1/1/2039	BBB-	(a)	2,450	2,678,634
OR Facs Auth–Univ of Portland	5.00%		4/1/2045	BBB+		4,500	5,139,720
PA Hi Ed–Drexel Univ	5.00%		5/1/2031	A		4,645	5,335,665
Univ of Hawaii	6.00%		10/1/2038	Aa2		1,750	2,022,528
Univ of North Carolina–Wilmington	5.00%		6/1/2037	A2		6,340	7,239,266
Total							91,101,904

Financial Services 0.25%
IN Bd Bk–JP Morgan	1.387%	#	10/15/2022	A3		4,875	4,767,653

General Obligation 13.44%
Bellwood GO	6.15%		12/1/2032	A		2,765	3,296,018
CA State GO	5.00%		2/1/2033	AA-		10,000	11,634,800
CA State GO	5.25%		9/1/2024	AA-		5,000	6,050,900
CA State GO	5.25%		8/1/2032	AA-		7,500	9,332,400
CA State GO	5.50%		3/1/2040	AA-		9,250	10,682,547
CA State GO	5.60%		3/1/2036	AA-		7,330	8,508,151

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
CA State GO	6.50%	4/1/2033	AA-	$13,400	$15,543,330
Central USD (AG)	5.625%	8/1/2033	AA	2,360	2,689,126
Chicago Brd Ed	5.25%	12/1/2039	B+	2,000	1,623,620
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,275,182
Chicago GO	5.00%	1/1/2034	BBB+	2,000	1,933,620
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,404,728
Chicago GO	5.50%	1/1/2037	BBB+	1,000	997,450
Chicago GO	5.50%	1/1/2042	BBB+	250	249,295
Chicago GO	5.50%	1/1/2042	BBB+	5,000	4,985,900
Cook Co GO (BAM)	5.00%	11/15/2024	AA	10,000	11,286,900
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,581,850
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,581,850
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba2	4,000	4,017,760
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,779,850
IL State GO	5.00%	3/1/2030	A-	6,500	6,908,915
IL State GO	5.00%	1/1/2033	A-	3,500	3,683,190
IL State GO	5.00%	1/1/2035	A-	11,200	12,039,216
IL State GO	5.50%	7/1/2033	A-	3,985	4,375,610
IL State GO	5.50%	7/1/2038	A-	5,055	5,474,312
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,045,450
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,577,533
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,800,114
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,629,725
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,678,782
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,694,600
Nassau Co GO	5.00%	1/1/2035	A+	1,020	1,194,889
Nassau Co GO	5.00%	1/1/2036	A+	1,150	1,342,947
Nassau Co GO	5.00%	1/1/2038	A+	1,500	1,739,295
NYC GO	5.00%	10/1/2026	AA	11,860	14,087,427
NYC GO	5.00%	8/1/2027	AA	6,000	7,297,740
NYC GO	6.25%	10/15/2028	AA	215	243,973
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,648,878
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,517,230
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,167,840
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,727,875
Philadelphia Sch Dist	6.00%	9/1/2038	Ba2	1,960	2,074,346
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,312,817

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA		$1,215	$1,443,967
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA		1,160	1,364,172
Port Houston Auth AMT	6.25%	10/1/2029	AAA		1,000	1,141,760
PR Comwlth GO	5.00%	7/1/2019	Caa3		1,395	867,857
PR Comwlth GO	5.00%	7/1/2020	Caa3		3,000	1,833,750
PR Comwlth GO	5.50%	7/1/2026	Caa3		2,500	1,509,375
PR Comwlth GO	5.50%	7/1/2039	Caa3		2,000	1,195,000
PR Comwlth GO	6.50%	7/1/2037	Caa3		2,270	1,373,350
PR Comwlth GO	6.50%	7/1/2040	Caa3		5,485	3,311,569
PR Comwlth GO	8.00%	7/1/2035	Caa3		8,000	5,520,000
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2021	Ba2		2,250	2,485,598
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2022	Ba2		2,250	2,491,088
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	Ba2		3,250	3,572,107
Sweetwater UHSD (BAM)	5.00%	8/1/2026	AA		5,000	6,118,800
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+		4,000	4,279,800
Total						260,226,174

Health Care 14.11%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,800,876
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-		7,065	8,101,365
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,200,250
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,100	2,229,675
Brevard Co Hlth–Health First	7.00%	4/1/2033	A		1,000	1,179,490
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,793,655
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,630	4,355,056
CA Hlth–Lucile Packard Childrens Hsp	5.00%	8/15/2055	AA-		4,250	4,993,707
CA Hlth–Providence Hlth	6.25%	10/1/2024	AA-		2,000	2,269,140
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,360,940
CA Statewide–Beverly	5.00%	2/1/2045	BBB-		5,000	5,549,950
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,493,044
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		6,875	7,486,325
Cass Co–Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,532,550
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,109,900
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,648,351
Comanche Co Hsp Auth	5.00%	7/1/2027	BB+		2,355	2,535,911
Comanche Co Hsp Auth	5.00%	7/1/2029	BB+		1,000	1,065,930
Cumberland Co Mun Auth–Diakon Lutheran	6.125%	1/1/2029	NR		900	1,026,396
Cumberland Co Mun Auth–Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	100	111,875

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
Denver Hlth & Hsp Auth	1.526%	#	12/1/2033	BBB		$4,745	$4,384,285
Denver Hlth & Hsp Auth	5.00%		12/1/2039	BBB		1,600	1,744,176
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	771,239
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%		7/1/2030	Ba1		1,510	1,692,393
Franklin Co Hlth–OPRS Cmntys	6.125%		7/1/2040	BBB-		4,400	4,860,284
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		4,825	5,728,385
Glynn Brunswick Mem Hsp–SE GA Hlth	5.50%		8/1/2028	A2		515	564,558
Greenville Hlth Sys	5.00%		5/1/2034	AA-		3,970	4,541,521
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2045	BB		1,500	1,585,815
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%		8/15/2030	AA+		2,500	2,873,550
IN Fin Auth–Major Hsp	5.00%		10/1/2029	Baa2		1,500	1,708,500
IN Hlth Facs–Ascension Hlth	5.00%		11/15/2036	Aa2		3,600	4,216,896
Johnston Mem Hsp (AGM)(FHA)	5.25%		10/1/2024	AA		4,900	5,333,454
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		925	1,023,059
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		3,820	4,313,391
LA PFA–Ochsner Clinic	6.25%		5/15/2031	Baa1		8,090	9,661,159
La Verne COP–Brethren Hillcrest Homes	5.00%		5/15/2036	BBB-	(a)	1,350	1,457,487
Lucas Co Hsp–ProMedica Hlthcare	5.75%		11/15/2031	AA		3,700	4,439,408
Martin Hsp Dist	7.25%		4/1/2036	BBB	(a)	3,000	3,346,560
MD Hlth & HI Ed–Mercy Med Ctr	5.00%		7/1/2036	BBB		1,320	1,529,735
MD Hlth & HI Ed–Mercy Med Ctr	5.00%		7/1/2038	BBB		2,250	2,589,660
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%		7/1/2031	BBB		11,190	13,274,249
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba2		11,150	13,237,726
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2035	BBB-	(a)	1,825	2,000,474
Mesquite Hlth–Christian Care Ctrs	5.125%		2/15/2042	BBB-	(a)	1,000	1,066,160
Montgomery Co IDA–ACTS Retirement	5.00%		11/15/2024	BBB+		3,150	3,510,455
Montgomery Co IDA–ACTS Retirement	5.00%		11/15/2025	BBB+		1,300	1,444,911
Montgomery Co IDA–Jefferson Hlth	5.00%		10/1/2027	AA		3,500	4,061,995
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2044	BB+		2,500	2,584,875
Nassau Co LEAC–Catholic Hlth Svcs	5.00%		7/1/2029	BBB+		1,000	1,141,070
Nassau Co LEAC–Catholic Hlth Svcs	5.00%		7/1/2030	BBB+		580	657,302
Nassau Co LEAC–Catholic Hlth Svcs	5.00%		7/1/2031	BBB+		1,620	1,822,144
NJ Hlth–Barnabas Hlth	5.625%		7/1/2037	A-		1,700	1,976,505
NJ Hlth–St Josephs Hlth	6.625%		7/1/2038	BBB-		5,500	6,061,660
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2046	AA		1,875	2,107,894
NY Dorm–NYU Hsps Ctr	5.75%		7/1/2031	A-		1,985	2,304,446
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2040	Ba1		1,300	1,388,491

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		$2,400	$2,728,440
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,312,401
OH State–Univ Hosp	5.00%	1/15/2046	A		2,250	2,561,288
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,393,406
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		6,750	7,727,872
Regents UCal Med Ctr	5.25%	5/15/2038	AA-		3,000	3,523,680
Sullivan Co Hlth & Ed–Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	2,031,080
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,400,938
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2055	Baa1		2,300	2,530,989
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,697,805
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	550	594,187
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	750	807,450
Thomasville Hsp Auth–John Archbold	5.125%	11/1/2030	A+		2,500	2,851,450
UMass Mem Hlth	5.00%	7/1/2041	A-	(a)	700	798,728
UMass Mem Hlth	5.00%	7/1/2046	A-	(a)	2,355	2,674,032
Univ Med Ctr Corp	6.25%	7/1/2029	NR		895	1,043,740
Univ Med Ctr Corp	6.50%	7/1/2039	NR		3,025	3,551,743
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A-		5,000	5,811,950
Vanderbilt Univ Med Ctr(e)	5.00%	7/1/2046	NR		4,000	4,587,080
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A-		4,500	5,282,685
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2036	A-		2,445	2,856,273
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,450,240
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		2,525	2,848,276
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,133,440
Total						273,049,431

Housing 1.96%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,936,725
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	626,494
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,550,041
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,000	1,152,550
CA Stwde–CHF-Irvine LLC	6.00%	5/15/2023	Baa1		5,000	5,546,500
Dekalb Newton Gwinnett Co–GGC Fndtn	6.00%	7/1/2034	A+		1,500	1,720,800
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,238,700
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2		2,000	2,221,600
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB+		1,395	1,519,839
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,557,051
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		2,130	2,510,695

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Housing (continued)
MD EDC–Univ of MD Hsg (AGM)	5.00%		6/1/2043	AA	$500	$575,150
New Hope Cultural–NCCD Clg Station	5.00%		7/1/2047	BBB-	5,000	5,378,750
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2034	BBB-	1,000	1,102,740
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-	1,150	1,242,541
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2046	BBB-	1,000	1,058,740
Total						37,938,916
Lease Obligations 7.48%
CA Pub Wks–Judicial Council	5.00%		12/1/2028	A+	5,600	6,605,592
CA Pub Wks–Various Cap Proj	5.00%		4/1/2033	A+	8,500	9,880,400
CA Pub Wks–Various Cap Proj	5.125%		10/1/2031	A+	2,500	2,932,600
CA Pub Wks–Various Cap Proj	5.375%		11/1/2022	A+	5,000	5,720,200
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA	5,275	6,375,576
Erie Co IDA–Buffalo Sch Dist	5.25%		5/1/2028	AA	7,000	8,333,920
Goodyear Pub Impt	6.00%		7/1/2031	AA-	2,350	2,607,795
Houston Co Coop Dist–Country Crossing(d)	12.50%		5/15/2020	NR	1,768	247,520
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA	3,500	3,994,130
IN Fin Auth–I-69 AMT	5.25%		9/1/2034	BB+	2,400	2,727,816
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2035	BBB	6,500	7,219,290
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2040	BBB	3,000	3,285,420
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB	3,145	3,433,680
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+	4,500	5,481,405
Indianapolis Local Pub Impt Bd Bk(b)	5.50%		2/1/2033	A	12,000	13,982,520
Los Angeles Co Pub Works	5.00%		12/1/2045	AA	2,250	2,620,620
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	A	10,000	10,767,800
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-	7,500	8,528,250
NJ EDA–Sch Facs	2.00%	#	3/1/2028	A-	4,625	4,118,655
NJ Trans Trust Fund	5.00%		12/15/2023	A-	4,425	4,932,282
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA	10,000	11,904,300
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA	6,000	7,115,160
Philadelphia Muni Auth	6.375%		4/1/2029	A+	2,000	2,287,100
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	A+	3,150	3,946,887
San Diego PFA–Master Lease	5.25%		9/1/2035	AA-	5,000	5,722,800
Total						144,771,718
Other Revenue 8.06%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A3	8,015	8,806,642
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+	5,750	6,449,890
Austin Convention†	5.75%		1/1/2034	BB	5,000	5,066,750

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Other Revenue (continued)
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+		$2,400	$2,458,920
Baker Correctional Dev	7.50%		2/1/2030	NR		3,500	2,823,485
Baytown Twp–St Croix Prep Admy	6.75%		8/1/2028	BB+		1,455	1,496,424
Brooklyn Arena LDC–Barclays Ctr	6.375%		7/15/2043	BBB-		9,000	10,400,580
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,852,750
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	9,429,939
CA Sch Fin Auth–Aspire†	5.00%		8/1/2041	BBB		1,250	1,397,988
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,307,920
Cleveland Arpt	5.00%		1/1/2030	A-		2,000	2,218,260
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB		1,000	1,167,300
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025	BBB-		2,000	2,250,500
Clifton Higher Ed–Uplift Education	6.00%		12/1/2030	BBB-		1,000	1,133,590
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,500	1,663,755
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+		1,000	1,147,560
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+		1,000	1,145,510
Doctor Charles Drew Admy COP(d)	5.70%		11/1/2036	NR		1,480	296,000
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB-	(a)	5,500	6,531,250
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa1		3,250	3,398,557
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		5,100	5,777,994
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B-		1,250	1,208,150
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa2		6,645	7,756,775
Kansas City IDA–Derrick Thomas Sch†(d)	5.875%		1/1/2037	NR		1,850	462,500
Long Beach Nat Gas–ML	1.864%	#	11/15/2027	BBB+		9,000	8,513,640
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A3		5,000	6,212,150
MA DFA–Broad Inst	5.25%		4/1/2037	AA-		7,250	8,400,792
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	12,906,960
MI Fin Auth–Student Loan AMT	5.00%		11/1/2020	Aa3		1,750	1,939,490
MI Fin Auth–Student Loan AMT	5.00%		11/1/2021	Aa3		1,500	1,670,775
MI Fin Auth–Student Loan AMT	5.00%		11/1/2022	Aa3		1,650	1,848,610
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR		2,250	1,649,115
Middlesex Co Impt Auth–Heldrich Ctr(d)	6.125%		1/1/2025	NR		1,250	50,000
Middlesex Co Impt Auth–Heldrich Ctr(d)	6.25%		1/1/2037	NR		1,700	68,000
Mohave Co IDA–Mohave Prison	8.00%		5/1/2025	BBB+		6,500	7,309,380
NJ EDA–Team Academy	6.00%		10/1/2043	BBB		3,500	4,010,020
Pima Co IDA–American Charter Sch	5.50%		7/1/2026	BB	(a)	3,500	3,585,225
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3		7,000	7,020,020
TX PFA–Uplift Education	5.875%		12/1/2036	BBB-		1,145	1,213,586
Total							156,046,752

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax 2.83%
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	$4,300	$4,555,807
Aurora TIF–East River	6.75%	12/30/2027	NR	790	848,681
Baltimore Spl Oblig–E Baltimore Resrch	7.00%	9/1/2038	NR	1,500	1,596,135
CT Spl Tax–Trans Infra	5.00%	8/1/2034	AA	3,600	4,271,724
Fontana PFA–North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+	2,000	2,005,700
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	5,240	943,200
Gramercy Farms Cmnty Dev Dist(d)	5.25%	5/1/2039	NR	1,340	13
HI Dept Home Lands	5.875%	4/1/2034	A1	3,000	3,370,020
Houston Co Coop Dist–Country Crossing(d)	10.00%	5/1/2039	NR	5,000	550,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,877,673
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	554,960
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	2,019	1,891,904
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,893,160
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,000	1,185,950
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400	1,651,034
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	A-	2,000	2,318,340
Riverside Co Redev Agy–Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A	11,195	10,313,953
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A	2,500	2,899,750
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	A-	1,400	1,544,032
San Francisco Redev–Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,194,650
San Francisco Redev–Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,671,110
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B1	1,360	1,445,082
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	2,500	2,661,250
Stone Canyon CID(d)	5.70%	4/1/2022	NR	1,000	220,000
Stone Canyon CID(d)	5.75%	4/1/2027	NR	1,300	286,000
Total					54,750,128

Tax Revenue 5.50%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	4,160,032
MA Sch Bldg Auth–Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	23,551,200
Met Pier & Expo Auth–McCormick Place	Zero Coupon	12/15/2030	AA-	10,000	5,571,800
NJ EDA–Cigarette Tax	5.00%	6/15/2023	BBB+	2,065	2,288,185
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	1,000	1,083,990
Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-	3,250	3,788,037
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,921,550

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tax Revenue (continued)
NYC TFA–Future Tax(b)	5.00%	2/1/2027	AAA	$12,000	$14,018,160
NYC TFA–Future Tax(b)	5.00%	2/1/2028	AAA	4,000	4,672,720
PR Corp Sales Tax	5.00%	8/1/2043	CC	5,130	2,077,650
PR Corp Sales Tax	5.25%	8/1/2041	CC	7,165	2,937,650
PR Corp Sales Tax	5.375%	8/1/2039	CC	6,510	2,685,375
PR Corp Sales Tax	5.50%	8/1/2040	CC	5,580	2,315,700
PR Corp Sales Tax	6.125%	8/1/2029	CC	2,000	855,000
PR Corp. Sales Tax	5.00%	8/1/2040	Caa3	5,040	3,074,400
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA	14,000	16,544,220
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2	4,190	5,064,621
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	4,500	4,960,035
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,383,103
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,452,000
Total					106,405,428

Tobacco 3.44%
Buckeye Tobacco	5.125%	6/1/2024	B-	10,000	9,453,600
Buckeye Tobacco	6.50%	6/1/2047	B-	2,500	2,499,725
Golden St Tobacco	5.00%	6/1/2033	B-	2,245	2,209,305
Golden St Tobacco	5.125%	6/1/2047	B-	6,500	6,001,970
Golden St Tobacco	5.75%	6/1/2047	B-	4,500	4,473,765
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	5,625	6,712,706
RI Tob Settlement	5.00%	6/1/2035	BBB	3,525	3,883,739
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	4,490	5,083,892
Tobacco Settlement Auth WA	5.00%	6/1/2022	A	4,500	5,238,450
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,226,520
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	3,750	3,781,538
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	6,255	5,753,849
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-	2,000	1,799,200
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	5,195	4,357,826
TSASC	5.00%	6/1/2026	BB-	3,180	3,194,564
Total					66,670,649

Transportation 21.10%
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,205,320
Atlanta Arpt–PFC	5.00%	1/1/2031	AA-	5,000	5,936,300
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	4,500	5,085,585
Central TX Mobility Auth	6.00%	1/1/2041	BBB+	10,000	11,864,300

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Central TX Tpk	5.00%	8/15/2033	BBB+	$4,550	$5,175,079
Charlotte Arpt	5.00%	7/1/2031	Aa3	4,815	5,749,591
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	2,000	2,292,180
Chicago O’Hare Arpt	5.625%	1/1/2035	A	1,450	1,684,334
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A	1,000	1,102,540
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	900	1,049,472
Cleveland Arpt (AMBAC)	5.25%	1/1/2020	A-	2,550	2,885,427
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+	9,645	10,679,636
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+	6,135	6,793,112
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+	7,160	7,928,066
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	8,322,048
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	2,373,210
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	AA-	7,720	2,965,561
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	4,500	2,146,860
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	5,000	5,949,350
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	9,500,800
HI Arpt	5.00%	7/1/2034	A+	3,000	3,387,420
HI Arpts AMT	5.00%	7/1/2041	A+	5,000	5,637,950
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB-	4,000	4,304,040
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB-	2,500	2,921,875
Lee Co Arpt AMT	5.375%	10/1/2032	A	3,695	4,228,780
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA	4,000	4,602,520
MA Port Auth AMT	5.00%	7/1/2040	AA	1,500	1,719,585
MA Port Auth AMT	5.00%	7/1/2045	AA	3,315	3,777,476
Met DC Arpt AMT	5.00%	10/1/2027	AA-	3,250	3,840,720
Met DC Arpt AMT	5.00%	10/1/2028	AA-	2,000	2,318,820
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	BBB+	550	629,679
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	BBB+	1,160	1,315,985
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2043	BBB+	1,500	1,662,840
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	4,435	5,215,250
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A	2,500	2,917,100
Mid Bay Bridge Auth	7.25%	10/1/2034	BBB-	5,900	7,775,905
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+	2,000	2,346,680
MTA NY	5.00%	11/15/2030	AA-	5,095	6,009,400
MTA NY	6.50%	11/15/2028	AA-	1,905	2,175,948
MTA NY	6.50%	11/15/2028	NR	5,595	6,406,387
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-	5,000	5,580,150

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1	$2,750	$3,138,107
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1	1,000	1,140,370
NJ Trans Trust Fund	6.00%	6/15/2035	A-	4,500	5,149,305
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	11,714,200
North TX Twy Auth	5.00%	1/1/2040	A1	4,350	4,959,609
North TX Twy Auth	5.75%	1/1/2033	A2	5,705	6,193,690
North TX Twy Auth	6.00%	1/1/2025	A1	615	666,752
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,322,438
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	970	1,157,297
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,801,250
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,818,750
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2038	BBB	2,500	2,797,325
PA Econ Dev–Rapid Bridge AMT	5.00%	6/30/2042	BBB	8,500	9,388,165
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	10,647,990
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	8,056,860
PA Tpk Commn	5.00%	12/1/2045	A1	3,350	3,826,403
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,644,575
PA Tpk Commn	6.00%	12/1/2034	A-	12,000	14,347,560
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,325	3,950,067
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,226,975
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,511,718
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,672,608
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,416,502
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,260,360
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,095,720
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,089,700
PR Hwy & Trans Auth (AMBAC)	5.25%	7/1/2038	CC	2,000	1,923,660
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,800	2,092,914
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,941,000
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,447,200
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,572,735
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	11,534,000
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	8,083,600
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	12,750	13,941,997
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,954,600
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,572,500
St Louis Arpt–Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,498,821

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
VA Port Auth AMT	5.00%	7/1/2029	Aa3	$8,615	$10,171,214
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB-	1,500	1,644,585
VA Small Bus Fing–95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,880	5,296,996
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,743,733
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB-	1,500	1,748,655
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,853,119
Total					408,478,906

Utilities 12.18%
Atlanta Wtr & Wastewtr	6.00%	11/1/2028	AA-	3,000	3,528,540
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	AA-	4,000	4,704,720
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,250	4,923,752
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,895,410
Beaver Co IDA–FirstEnergy	4.00%	1/1/2035	BBB-	5,000	5,265,350
Central Plains–Goldman Sachs	5.00%	9/1/2032	A3	5,000	5,569,450
Central Plains–Goldman Sachs	5.25%	9/1/2037	A3	8,585	9,751,015
Chicago Water	5.00%	11/1/2039	A-	2,600	2,794,844
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,435,951
CO Public Auth–ML	6.50%	11/15/2038	BBB+	3,270	4,588,889
Compton Water	6.00%	8/1/2039	NR	5,500	5,845,730
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	8,250	8,611,927
Detroit Sewer	5.00%	7/1/2034	BBB+	1,595	1,809,336
Detroit Sewer	5.00%	7/1/2035	BBB+	1,335	1,506,454
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	4,267,440
FL Muni Pwr Agy	6.25%	10/1/2031	A2	4,000	4,709,200
Guam Waterworks Auth	5.00%	1/1/2046	A-	1,700	1,931,438
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,401,943
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2039	BBB-	2,000	2,099,160
IN Muni Pwr	5.25%	1/1/2030	A+	2,000	2,398,680
IN Muni Pwr	5.25%	1/1/2032	A+	2,050	2,449,566
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2027	AA	4,875	3,104,692
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	2,015	2,286,642
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2035	AA-	5,000	5,724,350
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	AA-	4,000	4,571,920
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,427,873
Long Beach Nat Gas–ML	5.50%	11/15/2037	BBB+	3,300	4,161,234
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	11,440,613
Lower Colo Riv Auth–Transmn Contract	5.00%	5/15/2040	A	2,625	2,991,319

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount		Fair
Investments	Rate		Date	Moody’s		(000)		Value
Utilities (continued)
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1		$3,500		$4,044,495
Met Atlanta Rapid Trans Auth (AGM)	5.00%		7/1/2034	AA+		10,000		10,535,800
MO Joint Muni Elec Util Commn	5.00%		12/1/2040	A2		4,600		5,338,898
New Orleans Water	5.00%		12/1/2034	A-		1,000		1,125,440
New Orleans Water	5.00%		12/1/2040	A-		1,250		1,422,213
New Orleans Water	5.00%		12/1/2045	A-		4,000		4,505,280
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A		5,000		5,814,400
OH Air Quality–FirstEnergy	3.625%		12/1/2033	BBB-		1,250		1,295,125
OH Air Quality–FirstEnergy	5.70%		8/1/2020	BBB-		3,250		3,647,930
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-		4,620		5,096,230
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		3,500		4,121,145
Palm Beach Co Solid Waste	5.50%		10/1/2028	AA+		3,000		3,344,400
Philadelphia Gas Works	5.00%		8/1/2029	A-		1,750		2,092,440
Philadelphia Gas Works	5.00%		8/1/2030	A-		1,500		1,783,965
Philadelphia Water & Wastewater	5.00%		7/1/2028	A1		2,520		3,050,636
Philadelphia Water & Wastewater	5.00%		7/1/2030	A1		3,355		4,012,412
Pima CO IDA–Tucson Elec	4.00%		9/1/2029	A3		5,040		5,281,567
PR Aqueduct & Swr Auth	5.75%		7/1/2037	CCC-		7,280		4,859,400
PR Elec Pwr Auth	1.11%	#	7/1/2031	Caa3		4,000		2,230,000
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	BBB+		3,585		4,389,151
SC Pub Svc Auth–Santee Cooper	5.25%		12/1/2055	AA-		11,400		13,102,704
Southern CA Pub Pwr Auth–Goldman Sachs	1.883%	#	11/1/2038	A3		3,000		2,731,020
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(a)	3,000		3,534,660
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		3,000		3,433,710
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,520		10,846,136
Total								235,836,595
Total Municipal Bonds (cost $1,837,966,135)								1,965,579,511

						Shares
						(000)

SHORT-TERM INVESTMENTS 0.53%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $909)						–	(h)	909

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2016

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(c)	Date	Moody’s	(000)	Value
Variable Rate Demand Notes 0.53%

Corporate-Backed 0.51%
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	11/1/2040	A2	$3,900	$3,900,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	12/1/2039	A2	4,170	4,170,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	4/1/2040	A2	300	300,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	11/1/2040	A2	1,400	1,400,000
Total						9,770,000

General Obligation 0.02%
NYC GO (AGM)	0.46%	4/1/2016	11/1/2026	AA	450	450,000
Total Variable Rate Demand Notes (cost $10,220,000)						10,220,000
Total Short-Term Investments (cost $10,220,909)						10,220,909
Total Investments in Securities 102.07% (cost $1,848,187,044)						1,975,800,420
Cash and Other Assets in Excess of Liabilities(i) (2.07%)						(40,077,079)
Net Assets 100.00%						$1,935,723,341

Open Futures Contracts at March 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
Long U.S. Treasury Bond	June 2016	39	Short	$(6,413,063)	$34,361

Note: See Footnotes to Schedules of Investments on page 133 of this report.

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$–	$122,299,101	$3,236,156	(4)	$125,535,257
Lease Obligations	–	144,524,198	247,520	(4)	144,771,718
Special Tax	–	54,244,128	506,000	(4)	54,750,128
Utilities	–	233,606,595	2,230,000	(4)	235,836,595
Remaining Industries	–	1,404,685,813	–		1,404,685,813
Money Market Mutual Fund	909	–	–		909
Variable Rate Demand Notes	–	10,220,000	–		10,220,000
Total	$909	$1,969,579,835	$6,219,676		$1,975,800,420

Liabilities
Trust Certificates(5)	$–	$(59,715,000)	$–		$(59,715,000)
Total	$–	$(59,715,000)	$–		$(59,715,000)

Other Financial Instruments
Futures Contracts
Assets	$34,361	$–	$–		$34,361
Liabilities	–	–	–		–
Total	$34,361	$–	$–		$34,361

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.
(4)	Includes securities (West Pace Coop Dist (Corporate-Backed), Houston Co Coop Dist—Country Crossing (Lease Obligations), Stone Canyon CID (Special Tax) and PR Elec Pwr Auth (Utilities)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$–
Accrued discounts/premiums	7,169
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(896,154)
Purchases	–
Sales	–
Net transfers in or out of Level 3	7,108,661
Balance as of March 31, 2016	$6,219,676

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.92%

Corporate-Backed 13.07%
AK IDA–Anchorage Sportsplex(d)	6.12%	8/1/2031	NR	$2,907	$726,749
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025	NR	1,375	1,376,925
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2036	NR	3,210	3,212,472
Allegheny Co IDA–US Steel	6.875%	5/1/2030	B	6,050	4,874,424
Beauregard Parish–Office Max	6.80%	2/1/2027	B3	5,000	5,019,650
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	1,450	1,597,538
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	9,000	9,877,140
Chelan Co Dev Corp–Alcoa	5.85%	12/1/2031	BBB-	900	901,917
Cleveland Arpt–Continental Airlines AMT	5.375%	9/15/2027	BB-	15,240	15,286,177
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	2,000	2,257,300
Houston Arpt–Continental Airlines AMT	5.00%	7/1/2029	BB-	4,250	4,651,667
IA Fin Auth–Alcoa	4.75%	8/1/2042	BBB-	5,710	5,749,970
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-	19,910	21,238,594
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-	13,000	13,639,730
IL Fin Auth–Leafs Hockey Club(d)	5.875%	3/1/2027	NR	1,500	375,000
IL Fin Auth–Leafs Hockey Club(d)	6.00%	3/1/2037	NR	1,450	362,500
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB+	660	779,368
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR	10,015	10,054,960
Maricopa Co IDA–Waste Mgmt AMT	3.375%	12/1/2031	A-	4,165	4,422,938
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025	Ba1	8,500	8,679,945
MD EDC–Chesapeake Bay Hyatt(d)	5.00%	12/1/2016	NR	3,430	2,058,000
Middlesex CO Impt Auth–Heldrich Ctr	5.00%	1/1/2020	Caa1	265	254,737
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	Ba2	15,760	15,846,680
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023	BB-	5,125	5,670,351
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	13,935	15,386,748
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	5,965	5,984,327
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB-	1,885	2,116,139
NJ EDA–Continental Airlines AMT	5.625%	11/15/2030	BB-	2,600	2,969,746
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	34,725	37,310,623
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	4,500	5,482,935
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2046	BB+	2,000	2,041,040
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	6,135	6,802,365
PA Econ Dev–Natl Gypsum AMT	5.50%	11/1/2044	NR	1,000	1,045,820
PA Econ Dev–US Airways	8.00%	5/1/2029	B+	2,460	2,878,692
Rockdale Co Dev–Visy Paper AMT	6.125%	1/1/2034	NR	6,000	6,125,880
Rumford Solid Waste–Office Max AMT	6.875%	10/1/2026	B3	1,500	1,505,970

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Corporate-Backed (continued)
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-		$4,145	$4,559,210
Tulsa Mun Arpt–American Airlines AMT	5.00%	6/1/2035	BB-		7,000	7,992,880
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,775,310
Valparaiso Facs–Pratt Paper AMT	7.00%	1/1/2044	NR		4,000	4,941,640
West Pace Coop Dist(d)	9.125%	5/1/2039	NR		13,770	9,094,259
WI PFA–Natl Gypsum AMT	5.25%	4/1/2030	NR		2,500	2,641,150
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB		6,000	6,324,660
WI Pub Fin Auth–Celanese AMT	4.30%	11/1/2030	BB+		2,125	2,150,968
WI Pub Fin Auth–Celanese AMT	5.00%	1/1/2024	BB+		2,400	2,699,208
Total						270,744,302

Education 4.44%
Buffalo & Erie IDC–Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,975,531
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	BB-		5,000	5,081,950
CA Stwde–Windrush Sch(d)	5.50%	7/1/2037	NR		7,225	72
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,766,805
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,655	1,739,786
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,377,764
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	3,946,800
Harrisburg Auth–Univ of Science	6.00%	9/1/2036	NR		12,485	10,588,653
IA HI Ed–Wartburg Clg	5.00%	10/1/2037	BB-	(a)	4,750	4,800,065
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,336,677
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,007,520
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,504,225
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,454,628
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,281,426
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	Ba3		5,000	5,367,300
NJ Ed Facs–Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,757,720
NJ Ed Facs–Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,402,100
NY Dorm–Touro Clg	5.50%	1/1/2044	BBB-	(a)	3,885	4,233,407
OR Facs Auth–Univ of Portland	5.00%	4/1/2045	BBB+		3,000	3,426,480
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB		2,500	2,603,075
Phoenix IDA–Legacy Tradtl Schs†	5.00%	7/1/2035	BB		2,060	2,130,720
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR		5,000	5,131,400
Univ of California†(b)	5.75%	5/15/2031	AA		7,000	8,038,835
Total						91,952,939

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
General Obligation 8.26%
Arkansas City Bldg–So Cent Reg Med	6.75%		9/1/2038	Caa1	$6,360	$6,153,046
Bellwood GO	5.875%		12/1/2027	A	3,000	3,596,790
Bellwood GO	6.15%		12/1/2032	A	2,770	3,301,978
Chicago Brd Ed	1.23%	#	3/1/2036	B+	10,950	9,115,875
Chicago Brd Ed	5.00%		12/1/2042	B+	14,025	11,050,438
Chicago Brd Ed	5.25%		12/1/2035	B+	4,300	3,530,386
Chicago Brd Ed	5.25%		12/1/2041	B+	15,510	12,513,468
Chicago Brd Ed	5.50%		12/1/2039	B+	6,235	5,191,947
Chicago Brd Ed	7.00%		12/1/2044	B+	7,000	6,398,210
Chicago GO	5.25%		1/1/2032	BBB+	3,000	2,987,040
Chicago GO	5.50%		1/1/2033	BBB+	3,305	3,322,913
Chicago GO	5.50%		1/1/2037	BBB+	1,000	997,450
Chicago GO	5.50%		1/1/2042	BBB+	250	249,295
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR	1,250	1,322,475
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	710	770,790
Essex Co Impt Auth–Covanta AMT†	5.25%		7/1/2045	Ba2	5,000	5,022,200
Guam GO	6.75%		11/15/2029	NR	8,690	10,461,196
IL State GO	5.00%		1/1/2035	A-	7,000	7,524,510
Livonia Sch Dist (AGM)	5.00%		5/1/2040	AA	2,250	2,577,532
Maverick Co GO	8.75%		3/1/2034	NR	2,400	2,309,760
Maverick Co GO	8.75%		3/1/2034	NR	5,275	5,076,660
NYC GO(b)	5.13%		3/1/2026	AA	10,000	11,173,800
Oakland USD	6.125%		8/1/2029	NR	1,500	1,690,650
Philadelphia Sch Dist	6.00%		9/1/2038	Ba2	4,250	4,497,945
PR Comwlth GO	4.00%		7/1/2020	Caa3	1,175	709,406
PR Comwlth GO	5.00%		7/1/2019	Caa3	5,075	3,157,259
PR Comwlth GO	5.00%		7/1/2020	Caa3	10,410	6,363,112
PR Comwlth GO	5.00%		7/1/2020	Caa3	3,000	1,833,750
PR Comwlth GO	5.00%		7/1/2021	Caa3	1,350	821,813
PR Comwlth GO	5.00%		7/1/2022	Caa3	2,970	1,804,275
PR Comwlth GO	5.00%		7/1/2033	Caa3	2,700	1,606,500
PR Comwlth GO	5.25%		7/1/2019	Caa3	2,525	1,577,166
PR Comwlth GO	5.25%		7/1/2022	Caa3	4,185	2,547,619
PR Comwlth GO	5.25%		7/1/2037	Caa3	5,275	3,145,219
PR Comwlth GO	5.50%		7/1/2039	Caa3	12,730	7,606,175
PR Comwlth GO	5.625%		7/1/2032	Caa3	4,775	2,859,031
PR Comwlth GO	5.625%		7/1/2033	Caa3	4,030	2,412,962

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
PR Comwlth GO	5.75%	7/1/2041	Caa3		$2,010	$1,206,000
PR Comwlth GO	6.00%	7/1/2038	Caa3		3,025	1,818,781
PR Comwlth GO	6.00%	7/1/2039	Caa3		3,470	2,086,338
PR Comwlth GO	8.00%	7/1/2035	Caa3		8,500	5,865,000
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3		2,235	2,160,798
Woonsocket GO	7.125%	6/15/2016	B2		695	699,233
Total						171,116,791

Health Care 27.31%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,531,561
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	3,030,417
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	1,103,290
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,178,100
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,559,265
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		3,000	3,200,250
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		2,100	2,229,675
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,111,750
AZ Hlth Facs–Beatitudes	5.20%	10/1/2037	NR		9,710	9,717,962
Blaine Sr Hsg & Hlthcare–Crest View	6.125%	7/1/2050	NR		5,000	5,267,900
Botetourt Co RCF–Glebe	6.00%	7/1/2044	NR		6,485	6,749,134
CA Stwde–Daughters of Charity	5.25%	7/1/2039	CCC		4,785	4,791,029
CA Stwde–Daughters of Charity	5.50%	7/1/2035	CCC		940	941,476
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,780,794
CA Stwde–LA Jewish Home	4.75%	8/1/2020	NR		1,425	1,433,678
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB+		5,080	5,532,679
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		5,825	6,342,959
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,173,710
CA Stwde–So Cal Presbyterian†	7.25%	11/15/2041	BBB-		2,500	2,946,375
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,072,570
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,772,850
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,073,130
Chesterfield Co EDA–Brandermill Woods	5.00%	1/1/2032	NR		2,000	2,085,900
Chesterfield Co EDA–Brandermill Woods	5.125%	1/1/2043	NR		1,000	1,036,350
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	6,486,115
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,621,038
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,040,050
Collier CO IDA–Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,341,080
Collier CO IDA–Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,552,630

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Comanche Co Hsp Auth	5.00%	7/1/2025	BB+		$2,115	$2,311,758
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	2,074,980
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		335	367,448
Cumberland Co Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,133,200
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,361,447
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,522,225
Decatur Hsp–Wise Hlth	5.25%	9/1/2044	BB+		5,720	6,183,492
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	4,076,549
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	NR		1,000	1,069,420
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	NR		2,800	2,926,560
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,735,338
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,988,817
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	913,808
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		3,600	4,274,028
Gaithersburg Eco Dev–Asbury	6.00%	1/1/2023	BBB	(a)	3,385	3,775,731
Guadalupe CO–Seguin City Hospital	5.00%	12/1/2040	BB		4,880	5,191,002
Hanover Co EDA–Covenant Woods	5.00%	7/1/2042	NR		2,000	2,090,240
Hanover Co EDA–Covenant Woods	5.00%	7/1/2047	NR		1,985	2,069,025
Harris Co Cultural Ed–Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,601,911
Harris Co Cultural Ed–Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,567,750
Harris Co Cultural Ed–Childrens Med	5.25%	10/1/2029	AA		4,000	4,550,440
HFDC Cent TX–Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,877,935
HFDC Cent TX–Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,573,095
Holmes Co Hsp–Doctors Mem Hsp	5.75%	11/1/2026	NR		4,790	4,802,023
Holmes Co Hsp–Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	7,117,775
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		1,200	1,207,452
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2037	NR		5,000	5,007,100
IL Fin Auth–Clare At Water Tower(d)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth–Clare At Water Tower(d)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth–Clare At Water Tower(d)	5.20%	5/15/2015	NR		700	70
IL Fin Auth–Clare At Water Tower(d)	5.30%	5/15/2016	NR		700	70
IL Fin Auth–Clare At Water Tower(d)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth–Clare At Water Tower(d)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth–Clare Oaks	Zero Coupon	11/15/2052	NR		569	136,567
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		569	206,813
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	112,630
IL Fin Auth–Clare Oaks	4.00%	11/15/2052	NR		4,550	3,226,755

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
IL Fin Auth–Clare Oaks	7.00%	11/15/2027	NR		$895	$895,448
IL Fin Auth–Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	3,685	3,688,943
IL Fin Auth–Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	3,975	3,977,146
IL Fin Auth–Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,789,695
IL Fin Auth–Landing / Plymouth Place	6.00%	5/15/2043	BB+	(a)	2,165	2,404,969
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%	8/15/2030	AA+		5,000	5,747,100
IL Fin Auth–Plymouth Place	5.25%	5/15/2050	BB+	(a)	3,150	3,213,819
IL Fin Auth–Smith Vlg	5.25%	11/15/2016	NR		815	819,385
IL Fin Auth–Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,504,275
Kent Hsp Fin Auth–Metropolitan Hsp	5.75%	7/1/2025	BB		3,395	3,405,966
Kent Hsp Fin Auth–Metropolitan Hsp	6.00%	7/1/2035	BB		5,600	5,616,912
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%	12/1/2045	NR		3,500	3,529,925
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		920	1,017,529
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,184,231
Kirkwood IDA–Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,568,296
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		3,000	3,118,950
LA Env Facs–St James Place	6.25%	11/15/2045	NR		6,100	6,227,551
LA PFA–Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,345,452
LA PFA–Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	9,850,087
Licking Co Hlth–Kendal Granville	6.00%	7/1/2050	NR		6,000	6,451,740
Lubbock Hlth–Carillon	6.30%	7/1/2019	NR		4,010	4,066,701
MA DFA–Seven Hills Fndtn	5.00%	9/1/2045	BBB-		5,000	5,352,100
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,450	3,848,544
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.75%	7/1/2038	Baa3		4,690	5,004,887
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba2		200	224,750
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba2		170	190,776
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BBB-	(a)	1,000	1,066,160
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2045	Baa2		7,000	7,718,200
Moon IDC–Baptist Homes Soc	6.00%	7/1/2045	NR		7,500	7,642,950
Multnomah Co Hsp Facs–Mirabella	5.40%	10/1/2044	NR		3,250	3,596,937
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,929,352
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,052,925
NC Med–Aldersgate	5.00%	7/1/2045	NR		3,525	3,752,785
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,306,188
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,684,625
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,178,988
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		6,880	5,942,600

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA		$1,875	$2,107,894
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	BB-		5,625	6,109,087
OH Hsp–Cleveland Clinic†(b)	5.50%	1/1/2034	AA-		13,500	15,224,423
Onondaga CDC–St Josephs Hsp	5.125%	7/1/2031	NR		1,250	1,414,338
Orange Co Hlth–Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,651,197
Palm Beach Co Hlth–Sinai Residences	6.00%	6/1/2021	NR		1,745	1,819,930
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,848,660
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		5,000	5,356,700
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2026	BBB-		3,500	3,605,455
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,885,187
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		10,875	11,847,769
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,425	2,455,579
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,600	3,645,144
Red River Hlth–Methodist Ret Cmnty	6.125%	11/15/2020	NR		310	310,459
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,769,535
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,196,910
Rochester Hlth & Hsg–Homestead	5.00%	12/1/2049	NR		2,400	2,470,248
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,105,093
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,570,780
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	NR		1,000	1,111,890
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	NR		1,600	1,793,984
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,000	12,707,800
Sarasota Hlth–Manatee	5.75%	7/1/2037	NR		2,895	2,918,797
Sarasota Hlth–Manatee	5.75%	7/1/2045	NR		6,435	6,460,997
Sayre Mem Hsp Auth(d)	6.00%	7/1/2037	NR		4,000	520,000
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2028	NR		12,000	12,111,480
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB	(a)	1,100	1,206,997
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB	(a)	1,300	1,444,118
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		2,100	2,176,797
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,382,953
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2040	Baa1		1,250	1,400,938
Tallahassee Hlth–Tallahassee Mem Hlth	5.00%	12/1/2055	Baa1		5,300	5,832,279
Tarrant Co Cultural–Buckingham Sr Lvg	5.50%	11/15/2045	BB	(a)	3,500	3,653,790
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2044	BBB+	(a)	1,200	1,296,408
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(a)	2,635	2,836,841
UMass Mem Hlth	5.00%	7/1/2041	A-	(a)	700	798,728
UMass Mem Hlth	5.00%	7/1/2046	A-	(a)	1,355	1,538,562

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		$1,200	$1,278,888
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,652,548
Vanderbilt Univ Med Ctr(e)	5.00%	7/1/2046	NR		4,000	4,587,080
Vigo Co Hsp–Union Hsp†	5.70%	9/1/2037	NR		9,300	9,572,769
Vigo Co Hsp–Union Hsp†	5.75%	9/1/2042	NR		2,000	2,056,680
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,556,165
WA Hsg–Herons Key†	7.00%	7/1/2045	NR		1,370	1,422,608
WA Hsg–Herons Key†	7.00%	7/1/2050	NR		2,000	2,048,840
WA Hsg–Mirabella	6.50%	10/1/2032	NR		2,000	2,133,700
WA Hsg–Mirabella	6.75%	10/1/2047	NR		3,000	3,207,360
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,385	1,507,683
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		2,525	2,848,276
Western IL EDA–Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,939,881
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	4,241,960
WI Hlth & Ed–Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		3,000	3,049,410
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,741	1,186,996
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,970,776
WI PFA–Rose Villa	5.75%	11/15/2044	NR		2,035	2,172,892
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,635
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		2,000	2,111,120
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,616,325
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,332,400
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,110,040
Total						565,459,294

Housing 1.01%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	866,278
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,231,720
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB		550	626,494
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB+		3,260	3,551,738
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		1,000	1,178,730
MD EDC–Univ of MD Hsg (AGM)	5.00%	6/1/2043	AA		500	575,150
Met Govt Nashville H & E–Prestige Pt(d)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,590,405
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	4,221,520
New Hope Cultural–NCCD Clg Station	5.00%	7/1/2047	BBB-		3,000	3,227,250
Saline EDC–Evangelical Homes	5.50%	6/1/2047	BB+	(a)	1,500	1,552,860
Total						20,980,145

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Lease Obligations 1.79%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		$1,500	$1,808,340
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,787,600
Houston Co Coop Dist–Country Crossing(d)	12.50%	6/7/2013	NR		4,199	587,860
IN Fin Auth–I-69 AMT	5.25%	9/1/2034	BB+		1,600	1,818,544
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,393,472
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,540,725
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,734,320
Los Angeles Co Pub Works	5.00%	12/1/2045	AA		2,250	2,620,620
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,320,618
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,685,500
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,287,100
PR Pub Fin Corp(d)	5.50%	8/1/2031	C		12,250	1,500,625
Total						37,085,324

Other Revenue 7.92%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A3		5,120	5,625,702
Arlington HI Ed Fin Corp–Arlington Classics(e)	5.00%	8/15/2045	BB+		2,250	2,262,465
Austin Convention†	5.75%	1/1/2034	BB		2,900	2,938,715
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,776,364
Baltimore Conv Ctr–Hilton Hotel	5.875%	9/1/2039	BB		10,845	10,968,308
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2039	Ba1		3,010	3,032,304
Baytown Twp–St Croix Prep Admy	6.75%	8/1/2028	BB+		3,450	3,548,221
CA Fin Auth–High Tech†	6.125%	7/1/2038	BB	(a)	1,250	1,272,438
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB		1,250	1,388,525
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044	BBB-		2,390	2,605,004
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	5,120,000
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,167,300
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2046	BBB		1,385	1,527,572
Doctor Charles Drew Admy COP(d)	5.70%	11/1/2036	NR		1,735	347,000
FL DFC–Palm Bay Admy(d)	6.00%	5/15/2036	NR		2,000	1,400,000
FL DFC–Palm Bay Admy(d)	6.125%	5/15/2037	NR		1,855	1,298,500
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046	NR		5,000	5,139,150
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(a)	6,000	7,027,860
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	BB		3,250	3,560,700
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	B-		1,250	1,208,150
Kansas City IDA–Derrick Thomas Sch†(d)	5.875%	1/1/2037	NR		6,570	1,642,500
La Vernia Hi Ed–Amigos/Friends Life	6.25%	2/15/2026	NR		1,000	1,000,590
La Vernia Hi Ed–Amigos/Friends Life	6.375%	2/15/2037	NR		1,220	1,220,281

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

				Credit
				Rating:		Principal
	Interest	Maturity		S&P or		Amount	Fair
Investments	Rate	Date		Moody’s		(000)	Value
Other Revenue (continued)
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031		BBB-		$4,750	$5,723,512
Lombard PFC–Conf Ctr & Hotel(d)	7.125%	1/1/2036		NR		8,500	4,250,000
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046		A3		5,000	6,212,150
MD EDC–Chesapeake Bay Hyatt(d)	5.00%	12/1/2031		NR		15,200	9,120,000
MD EDC–Chesapeake Bay Hyatt(d)	5.25%	12/1/2031		NR		3,000	1,800,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR		5,500	3,814,525
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR		2,250	1,649,115
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR		707	719,549
Michigan St Strategic FD Escrow(f)	Zero Coupon	–	(g)	NR		5,000	500
Middlesex Co Impt Auth–Heldrich Ctr(d)	6.125%	1/1/2025		NR		2,790	111,600
Middlesex Co Impt Auth–Heldrich Ctr(d)	6.25%	1/1/2037		NR		5,755	230,200
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,526,330
North TX Edu Fin Corp–Uplift Education	5.125%	12/1/2042		BBB-		1,000	1,069,800
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		BB+		3,165	3,251,246
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2039		BB+		4,740	4,862,055
Ohio St Pollution Ctl Rev Escrow(d)	5.625%	3/1/2015		NR		2,965	297
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,029,400
Palm Bay Ed–Patriot Charter Sch(d)	6.75%	7/1/2022		NR		1,460	438,000
Palm Bay Ed–Patriot Charter Sch(d)	7.00%	7/1/2036		NR		5,000	1,500,000
Palm Beach Co–G Star Sch of Arts	6.75%	5/15/2035		NR		2,425	2,425,897
Phoenix IDA–Basis Schs†	5.00%	7/1/2046		BB		2,000	2,102,560
Pima Co IDA–American Charter Sch	5.50%	7/1/2026		BB	(a)	5,000	5,121,750
Pima Co IDA–American Charter Sch	5.625%	7/1/2038		BB	(a)	4,245	4,101,010
Pima Co IDA–Horizon Learning Ctr	5.25%	6/1/2035		BBB-		5,000	5,003,350
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	1,224,830
Provo Charter Sch–Freedom Admy	5.50%	6/15/2037		NR		3,575	3,599,632
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		A3		3,540	3,550,124
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,381,796
Total							163,896,877

Special Tax 7.62%
Anne Arundel Co–Natl Business Pk	5.625%	7/1/2025		NR		1,000	1,061,590
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040		NR		2,250	2,383,762
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036		NR		1,030	1,066,658
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044		NR		2,150	2,219,595
Arborwood CDD	Zero Coupon	5/1/2025		NR		635	709,632
Arborwood CDD	Zero Coupon	5/1/2036		NR		75	86,480
Arborwood CDD	Zero Coupon	5/1/2036		NR		780	899,387

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Arborwood CDD	5.35%	5/1/2036	NR	$4,720	$4,730,998
Aurora TIF–East River	6.50%	12/30/2023	NR	2,025	2,174,384
Aurora TIF–East River	6.75%	12/30/2027	NR	1,295	1,391,193
Baltimore Spl Oblig–E Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,724,315
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	5,000	5,635,200
Capital Region CDD–St Joe Company	7.00%	5/1/2039	NR	4,185	4,255,392
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	5,072,810
Corona Norco Sch Dist PFA	5.00%	9/1/2023	A-	790	939,199
Corona Norco Sch Dist PFA	5.00%	9/1/2026	A-	625	722,706
Corona Norco Sch Dist PFA	5.00%	9/1/2027	A-	1,250	1,435,450
Corona Norco Sch Dist PFA	5.00%	9/1/2032	A-	1,190	1,329,373
Corona Norco Sch Dist PFA	5.00%	9/1/2035	A-	585	644,196
Durbin Crossing CDD	5.50%	5/1/2037	NR	4,900	4,804,744
Fremont CFD–Pacific Commons	5.00%	9/1/2045	NR	3,000	3,314,850
Grandview IDA–Grandview Crossing(d)	5.75%	12/1/2028	NR	1,000	200,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,775,348
Houston Co Coop Dist–Country Crossing(d)	10.00%	5/1/2039	NR	11,325	1,245,750
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	10,000	10,354,500
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,877,672
Irvine CFD–Great Park	5.00%	9/1/2039	NR	1,000	1,113,770
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	554,960
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,096,190
Lake Elsinore PFA	5.00%	9/1/2040	NR	4,000	4,383,120
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,141,690
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	490,927
Magnolia West CDD(d)	5.35%	5/1/2037	NR	3,830	3,102,300
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,283	4,950,435
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,154,100
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	6,110	6,283,402
Orange Co CFD	5.25%	8/15/2045	NR	1,500	1,720,830
Orange Grove CDD(d)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	550,085
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,620,850
Poway USD PFA	5.00%	9/15/2024	BBB	500	573,085
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,172,903
Poway USD PFA	5.00%	9/15/2032	BBB	990	1,104,414
Prince Georges CO(e)	5.00%	7/1/2046	NR	2,500	2,524,750
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	5,005	5,446,541

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	$2,925	$3,194,977
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	A-	2,000	2,318,340
Riverside Co Tax Alloc–Jurupa (NPFGC)(FGIC)	4.75%	10/1/2035	AA-	9,000	9,151,740
Roseville Cfd–Westpark	5.00%	9/1/2032	NR	1,000	1,099,100
Roseville Cfd–Westpark	5.00%	9/1/2037	NR	1,250	1,369,725
San Francisco Redev–Hunters Point	5.00%	8/1/2039	NR	2,240	2,406,970
San Francisco Redev–Hunters Point	5.00%	8/1/2044	NR	2,500	2,677,175
San Francisco Redev–Mission Bay South	5.00%	8/1/2029	NR	1,300	1,451,840
San Francisco Redev–Mission Bay South	5.00%	8/1/2031	NR	1,140	1,252,450
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	A-	700	772,016
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	2,152,920
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,668,030
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	727,237
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B1	5,500	5,854,750
Stone Canyon CID(d)	5.70%	4/1/2022	NR	1,485	326,700
Tern Bay CDD(d)	5.375%	5/1/2037	NR	13,145	3,286,250
Tustin CFD	5.00%	9/1/2045	NR	1,000	1,099,100
Village CDD #10	6.00%	5/1/2044	NR	955	1,139,009
Whispering Springs CDD(d)	5.20%	10/1/2021	NR	2,290	412,200
Total					157,741,065

Tax Revenue 2.39%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	1,920	2,261,818
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,319,879
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2053	BBB+	5,000	5,331,950
Met Pier & Expo Auth–Mccormick
Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	961,485
PR Corp Sales Tax	5.00%	8/1/2024	CC	5,080	2,133,600
PR Corp Sales Tax	5.00%	8/1/2043	CC	2,725	1,103,625
PR Corp Sales Tax	5.25%	8/1/2041	CC	23,720	9,725,200
PR Corp Sales Tax	5.375%	8/1/2039	CC	9,380	3,869,250
PR Corp Sales Tax	5.50%	8/1/2028	CC	5,060	2,112,550
PR Corp Sales Tax	5.50%	8/1/2040	CC	7,000	2,905,000
PR Corp Sales Tax	5.50%	8/1/2042	CC	5,350	2,220,250
PR Corp Sales Tax	5.75%	8/1/2037	CC	4,395	1,845,900
PR Corp Sales Tax	6.125%	8/1/2029	CC	3,030	1,295,325
PR Corp. Sales Tax	5.25%	8/1/2040	Caa3	17,080	10,418,800
Total					49,504,632

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tobacco 10.94%
Buckeye Tobacco	Zero Coupon	6/1/2047	CCC	(a)	$20,000	$1,559,000
Buckeye Tobacco	5.125%	6/1/2024	B-		26,980	25,505,813
Buckeye Tobacco	5.75%	6/1/2034	B-		9,795	9,166,063
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	10,486,080
Buckeye Tobacco	5.875%	6/1/2047	B-		10,475	9,910,502
Buckeye Tobacco	6.50%	6/1/2047	B-		3,590	3,589,605
CA Statewide Fin Auth–Tobacco
Settlement	Zero Coupon	6/1/2046	CCC	(a)	20,000	2,376,400
Golden St Tobacco	4.50%	6/1/2027	B		15,195	15,394,358
Golden St Tobacco	5.00%	6/1/2033	B-		17,605	17,325,081
Golden St Tobacco	5.125%	6/1/2047	B-		4,500	4,155,210
Golden St Tobacco	5.30%	6/1/2037	B-		5,000	4,961,950
Golden St Tobacco	5.75%	6/1/2047	B-		6,500	6,462,105
Inland Empire Tobacco	4.625%	6/1/2021	CC	(a)	4,205	4,231,365
Inland Empire Tobacco	5.00%	6/1/2021	CC	(a)	4,950	4,997,273
MI Tob Settlement	5.125%	6/1/2022	B-		1,045	1,009,888
MI Tob Settlement	5.25%	6/1/2022	B-		4,100	3,988,439
MI Tob Settlement	6.00%	6/1/2034	B-		5,000	4,907,450
Nthrn AK Tobacco	5.00%	6/1/2032	B3		5,000	4,827,650
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	5,219,247
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	10,028,009
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	2,400	2,439,072
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	6,084,635
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+		2,545	2,544,822
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		4,885	4,926,083
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-		2,570	2,364,092
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		17,590	17,555,172
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B-		15,920	14,321,632
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		15,925	13,358,686
TSASC	5.00%	6/1/2034	B		1,935	1,858,993
TSASC	5.125%	6/1/2042	B-		11,645	10,996,024
Total						226,550,699

Transportation 5.62%
Broward Co Arpt AMT	5.125%	10/1/2038	A+		2,835	3,155,922
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,000	4,584,360
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,330,782
Chicago O’Hare Arpt AMT	5.00%	1/1/2046	A		1,000	1,102,540

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Transportation (continued)
Denver City & Co Arpt AMT	5.50%		11/15/2025	A	$3,410	$4,080,986
DFW Arpt	5.00%		11/1/2028	A+	5,000	5,668,600
E470 Pub Hwy Auth	Zero Coupon		9/1/2037	BBB+	5,000	2,262,050
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2031	AA-	25,000	14,827,250
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	BBB-	4,500	2,146,860
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	1,000	1,178,060
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	5,000	5,949,350
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	3,250	3,859,700
Foothill / Eastern Corridor Toll Rd	6.50%		1/15/2043	BB+	2,000	2,375,360
HI Arpts AMT	5.00%		7/1/2041	A+	2,500	2,818,975
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2035	BB-	3,000	3,228,030
MA Port Auth–Delta Airlines AMT (AMBAC)	0.689%	#	1/1/2031	NR	5,000	4,384,270
Mid Bay Bridge Auth	7.25%		10/1/2034	BBB-	5,900	7,775,905
NJ Trans Trust Fund	6.00%		6/15/2035	A-	2,700	3,089,583
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2034	BBB	5,000	5,649,500
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2038	BBB	2,500	2,797,325
PR Hwy & Trans Auth	5.00%		7/1/2020	CC	6,035	1,267,350
PR Hwy & Trans Auth	5.00%		7/1/2022	CC	1,545	324,450
PR Hwy & Trans Auth	5.00%		7/1/2028	CC	1,015	213,150
PR Hwy & Trans Auth	5.00%		7/1/2030	CC	4,890	1,026,900
PR Hwy & Trans Auth (AMBAC)	5.25%		7/1/2038	CC	4,000	3,847,320
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	BB+	3,270	3,649,353
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	BB+	5,000	5,532,600
San Joaquin Hills Trsp Corridor
(NPFGC)(FGIC)	Zero Coupon		1/15/2022	AA-	570	473,938
South Carolina Ports AMT	5.25%		7/1/2055	A+	5,000	5,572,500
Susquehanna Area Regl Arpt AMT	6.50%		1/1/2038	Baa3	7,870	8,399,257
VA Small Bus Fing–Elizabeth River AMT	6.00%		1/1/2037	BBB-	1,500	1,748,655
Total						116,320,881

Utilities 9.55%
Adelanto Util Sys	6.625%		7/1/2031	NR	11,000	12,505,790
Arborwood CDD	5.50%		5/1/2036	NR	520	521,420
CA Poll Ctl–Poseidon Res AMT†	5.00%		7/1/2037	Baa3	2,500	2,773,450
Compton Water	6.00%		8/1/2039	NR	3,710	3,943,211
DE EDA–NRG Energy	5.375%		10/1/2045	Baa3	2,195	2,291,295
Detroit Sewer	5.00%		7/1/2034	BBB+	1,595	1,809,336
Detroit Sewer	5.00%		7/1/2035	BBB+	1,330	1,500,812

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities (continued)
Detroit Water	5.25%	7/1/2041	A-	$5,000	$5,482,950
Guam Waterworks Auth	5.00%	1/1/2046	A-	1,700	1,931,438
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,535	2,942,704
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2039	BBB-	3,000	3,148,740
IN Muni Pwr	5.25%	1/1/2034	A+	2,345	2,764,403
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	5,000	3,715,500
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-	5,445	4,013,782
Jefferson Co Sewer	6.00%	10/1/2042	BBB-	6,025	7,043,707
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	19,575	23,585,722
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA	4,035	2,398,727
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	3,809,200
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,000	5,592,100
Lathrop Fin Auth	5.90%	6/1/2027	NR	2,375	2,393,976
Lathrop Fin Auth	6.00%	6/1/2035	NR	3,255	3,281,333
Long Beach Nat Gas–ML	5.50%	11/15/2037	BBB+	5,795	7,307,379
Maricopa Co Poll Ctl–El Paso Elec	7.25%	2/1/2040	Baa1	3,500	4,044,495
Moraine Ohio Solid Waste Disp
Escrow AMT(d)	6.75%	7/1/2014	NR	525	52
MSR Energy Auth–Citi	6.50%	11/1/2039	BBB+	5,850	8,294,890
NYC Muni Water	5.125%	6/15/2030	NR	335	366,450
Padre Dam Municipal Water Auth COP	5.25%	10/1/2034	AA	5,600	6,350,064
Pima Co IDA–Global Water AMT†	5.60%	12/1/2022	NR	2,000	2,041,960
Pima Co IDA–Global Water AMT†	5.75%	12/1/2032	NR	5,000	5,030,100
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC-	8,460	6,307,438
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC-	12,150	7,958,250
PR Aqueduct & Swr Auth	5.75%	7/1/2037	CCC-	4,865	3,247,387
PR Elec Pwr Auth	5.00%	7/1/2029	Caa3	1,500	933,750
PR Elec Pwr Auth	5.00%	7/1/2042	Caa3	1,400	871,500
PR Elec Pwr Auth	5.25%	7/1/2040	Caa3	15,785	9,826,162
PR Elec Pwr Auth	5.50%	7/1/2038	Caa3	1,500	933,750
San Antonio Elec & Gas†(b)	5.25%	2/1/2029	AA	19,375	21,571,391
San Antonio Elec & Gas†(b)	5.25%	2/1/2031	AA	6,270	6,980,780
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2029	A3	5,000	5,696,500
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	BBB+	2,000	2,474,920
Total					197,686,814
Total Municipal Bonds (cost $2,054,672,912)					2,069,039,763

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:
	Interest	Maturity	S&P or	Shares		Fair
Investments	Rate	Date	Moody’s	(000)		Value
SHORT-TERM INVESTMENTS 0.81%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus
(cost $797)				–	(h)	$797

		Interest
		Rate	Final		Principal
	Interest	Reset	Maturity		Amount
	Rate#	Date(c)	Date		(000)

Variable Rate Demand Notes 0.81%

Corporate-Backed 0.72%
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	11/1/2040	A2	$1,400	1,400,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	12/1/2039	A2	10,000	10,000,000
Port Arthur Nav Dist–Motiva	0.55%	4/1/2016	11/1/2040	A2	3,500	3,500,000
Total						14,900,000

Utilities 0.09%
Las Vegas Valley Water District	0.47%	4/1/2016	6/1/2036	Aa1	2,000	2,000,000
Total Variable Rate Demand Notes (cost $16,900,000)						16,900,000
Total Short-Term Investments (cost $16,900,797)						16,900,797
Total Investments in Securities 100.73% (cost $2,071,573,709)						2,085,940,560
Liabilities in Excess of Cash and Other Assets(i) (0.73%)						(15,178,855)
Net Assets 100.00%						$2,070,761,705

Open Futures Contracts at March 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2016	88	Short	$(14,470,500)	$76,556

Note: See Footnotes to Schedules of Investments on page 133 of this report.

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds
Corporate-Backed	$–	$261,650,043	$9,094,259	(4)	$270,744,302
General Obligation	–	163,730,371	7,386,420	(4)	171,116,791
Lease Obligations	–	36,497,464	587,860	(4)	37,085,324
Other Revenue	–	163,896,080	797	(5)	163,896,877
Special Tax	–	157,414,365	326,700	(4)	157,741,065
Tax Revenue	–	47,242,814	2,261,818	(4)	49,504,632
Utilities	–	197,686,762	52	(5)	197,686,814
Remaining Industries		1,021,263,958			1,021,263,958
Money Market Mutual Fund	797	–	–		797
Variable Rate Demand Notes	–	16,900,000	–		16,900,000
Total	$797	$2,066,281,857	$19,657,906		$2,085,940,560
Liabilities
Trust Certificates(5)	$–	$(30,570,000)	$–		$(30,570,000)
Total	$–	$(30,570,000)	$–		$(30,570,000)

Other Financial Instruments
Futures Contracts
Assets	$76,556	$–	$–		$76,556
Liabilities	–	–	–		–
Total	$76,556	$–	$–		$76,556

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.
(4)	Includes securities (West Pace Coop Dist (Corporate-Backed), Maverick Co GO (General Obligation), Houston Co Coop Dist—Country Crossing (Lease Obligations), Stone Canyon CID (Special Tax) and Coop Dist Ft Spanish—Hwy 181 (Tax Revenue)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Level 3 securities (Michigan St Strategic FD Escrow (Other Revenue), Ohio St Pollution Ctl Rev Escrow (Other Revenue) and Moraine Ohio Solid Waste Disp Escrow (Utilities)) fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Financials.
(6)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2015	$850
Accrued discounts/premiums	(16,596)
Realized gain (loss)	(4,290)
Change in unrealized appreciation/depreciation	(1,801,445)
Purchases	–
Sales	(370,000)
Net transfers in or out of Level 3	21,849,387
Balance as of March 31, 2016	$19,657,906

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 96.49%

Corporate-Backed 16.08%
TX AL IDA–Office Max Rmkt AMT	6.45%	12/1/2023	B3	$440	$440,713
AL IDA–Office Max Rmkt AMT	6.45%	12/1/2023	B3	20	20,032
Allegheny Co IDA–US Steel	5.50%	11/1/2016	B	50	49,537
Allegheny Co IDA–US Steel	6.50%	5/1/2017	B	175	170,177
Austin Convention (XLCA)	5.25%	1/1/2020	BBB-	90	92,192
Austin Convention (XLCA)	5.25%	1/1/2024	BBB-	85	86,957
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2021	Ba1	120	122,063
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	250	272,010
CA Poll Ctl–Waste Mgmt AMT	3.125%	11/1/2040	A-	250	261,927
Chelan Co Dev Corp–Alcoa	5.85%	12/1/2031	BBB-	160	160,341
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	50	57,372
Denver Intl Arpt Rev–United Airlines	5.25%	10/1/2032	BB-	250	261,032
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2026	NR	100	107,606
Gulf Coast IDA–CITGO AMT	4.875%	5/1/2025	B+	100	105,483
Houston Arpt–Continental Airlines AMT	5.00%	7/1/2029	BB-	250	273,627
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-	1,265	1,304,519
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-	220	234,681
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-	65	68,199
IN Fin Auth–US Steel	6.00%	12/1/2019	B	125	112,784
Int Falls MN–Office Max	5.50%	4/1/2023	B3	100	100,340
LA Env Facs–Westlake Chem	6.50%	11/1/2035	BBB+	100	118,413
LA Env Facs–Westlake Chem	6.75%	11/1/2032	BBB+	140	150,920
MA Port Auth–Delta Airlines AMT (AMBAC)	5.00%	1/1/2027	NR	165	165,652
Middlesex CO Impt Auth–Heldrich Ctr	5.00%	1/1/2020	Caa1	85	81,708
Montgomery Co IDA–Peco Generation	2.60%	3/1/2034	BBB	200	203,846
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	Ba2	500	511,875
NJ EDA–Continental Airlines AMT	4.875%	9/15/2019	BB-	950	1,007,864
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	70	70,227
NJ EDA–Goethals Brdg AMT	5.25%	1/1/2025	BBB-	160	186,251
NY Energy–NY State Elec & Gas	2.375%	7/1/2026	AA-	240	243,689
NY Liberty Dev Corp–3 WTC†	5.15%	11/15/2034	NR	100	108,759
NYC IDA–TRIPS AMT	5.00%	7/1/2022	BBB	165	186,851
Onondaga Co IDA–Bristol Meyers AMT	5.75%	3/1/2024	A+	250	314,070
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2022	BB+	185	188,691
Red River–AEP Texas North (NPFGC) (FGIC)	4.45%	6/1/2020	AA-	100	108,803
Richland Co Env Impt–Intl Paper AMT	3.875%	4/1/2023	BBB	210	226,731

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Corporate-Backed (continued)
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	$100	$109,993
San Antonio Hotel & Conv Ctr AMT (AMBAC)	4.75%	7/15/2036	A3	40	40,108
Seminole Tribe Spl Oblig†	5.75%	10/1/2022	BBB-	20	21,274
St Charles Parish–Valero Energy	4.00%	12/1/2040	BBB	150	163,385
Tulsa Mun Arpt–American Airlines AMT	5.00%	6/1/2035	BB-	400	456,736
Washington Co Wastewtr–Cargill AMT	2.375%	9/1/2030	A	100	103,197
Whiting Env Facs–BP Rmkt	5.25%	1/1/2021	A2	150	173,181
WI Pub Fin Auth–Celanese AMT	5.00%	1/1/2024	BB+	500	562,335
Total					9,806,151

Education 5.27%
CA Fin Auth–Biola Univ	5.00%	10/1/2018	Baa1	100	105,225
Clifton Higher Ed–Intl Ldrshp Sch	4.625%	8/15/2025	NR	100	104,836
FL HI Ed–Nova Southeastern Univ	6.00%	4/1/2026	A-	150	174,786
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2017	Baa3	75	75,389
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3	100	106,195
Multnomah Co Hsp Facs–Mirabella	5.00%	10/1/2024	NR	100	115,052
New Rochelle LDC–Iona Clg	5.00%	7/1/2022	BBB	250	294,580
New Rochelle LDC–Iona Clg	5.00%	7/1/2023	BBB	215	256,981
NY Dorm–Long Island Univ	3.00%	9/1/2019	BBB-	165	174,087
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2018	Ba1	100	107,880
NY Dorm–Pace Univ	5.00%	5/1/2024	BB+	150	172,803
NY Dorm–Pace Univ	5.00%	5/1/2019	BB+	50	54,541
NY Dorm–Pace Univ	5.00%	5/1/2021	BB+	300	339,486
NY Dorm–Yeshiva Univ	3.75%	9/1/2018	NR	15	16,037
NY Dorm–Yeshiva Univ	3.75%	9/1/2018	B3	135	140,488
NY Dorm–Yeshiva Univ	4.00%	11/1/2025	NR	10	11,441
NY Dorm–Yeshiva Univ	4.00%	11/1/2025	B3	55	55,272
NY Dorm–Yeshiva Univ	4.00%	11/1/2026	NR	30	34,323
NY Dorm–Yeshiva Univ	4.00%	11/1/2026	B3	60	59,947
NY Dorm–Yeshiva Univ	5.00%	9/1/2016	NR	5	5,092
NY Dorm–Yeshiva Univ	5.00%	9/1/2016	B3	60	60,869
NY Dorm–Yeshiva Univ	5.00%	11/1/2022	NR	20	23,953
NY Dorm–Yeshiva Univ	5.00%	11/1/2022	B3	30	33,171
NY Dorm–Yeshiva Univ	5.00%	9/1/2028	B3	10	10,580
Olmos Park Hi Ed–Univ Incarnate Word	5.00%	12/1/2021	A3	285	334,997
Troy Cap Res Corp–RPI	5.00%	8/1/2021	A-	200	234,556

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
VA Clg Bldg Auth–Marymount Univ†	5.00%	7/1/2022	BB+	$100	$110,698
Total					3,213,265

General Obligation 15.54%
Arkansas City Bldg–So Cent Reg Med	6.25%	9/1/2024	Caa1	15	14,878
Bayonne GO (AGM)	5.00%	8/1/2022	AA	100	119,369
CA State GO	4.00%	12/1/2030	AA-	500	563,905
Chicago Brd Ed	1.23%#	3/1/2036	B+	300	249,750
Chicago Brd Ed	4.25%	12/1/2018	B+	40	36,945
Chicago Brd Ed	5.00%	12/1/2017	B+	55	54,217
Chicago Brd Ed	5.00%	12/1/2019	B+	225	203,281
Chicago Brd Ed	5.25%	12/1/2026	B+	250	210,172
Chicago Brd Ed (AMBAC)	5.00%	12/1/2017	B+	100	102,876
Chicago Brd Ed (NPFGC) (FGIC)	5.00%	12/1/2019	AA-	135	144,858
Chicago GO	5.00%	12/1/2019	BBB+	150	157,282
Chicago GO	5.00%	1/1/2021	BBB+	85	88,099
Chicago GO	4.00%	1/1/2022	BBB+	50	49,492
Chicago GO (AMBAC)	5.00%	12/1/2017	BBB+	100	101,942
Cook Co GO	5.00%	11/15/2018	AA	175	188,428
Cook Co GO	5.00%	11/15/2018	AA	200	215,346
Cook Co GO	5.00%	11/15/2022	AA	100	113,773
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	105,458
Guam GO	5.00%	11/15/2023	BB-	10	10,686
Guam GO	6.00%	11/15/2019	BB-	165	179,007
Guam GO	6.75%	11/15/2029	NR	50	60,191
IL State GO	5.00%	8/1/2017	A-	125	130,755
IL State GO	4.00%	2/1/2018	A-	100	104,200
IL State GO	4.00%	7/1/2018	A-	65	68,255
IL State GO	4.25%	4/1/2017	A-	50	51,445
IL State GO	5.00%	6/1/2017	A-	75	78,065
IL State GO	5.00%	1/1/2018	A-	190	200,895
IL State GO	5.00%	8/1/2019	A-	180	196,661
IL State GO	5.00%	4/1/2020	A-	165	181,556
IL State GO	5.00%	7/1/2020	A-	165	182,398
IL State GO	5.00%	3/1/2021	A-	145	160,152
IL State GO	5.00%	7/1/2021	A-	260	288,215
IL State GO	5.00%	8/1/2021	A-	290	321,787
IL State GO	5.00%	2/1/2022	A-	325	361,861

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
IL State GO	5.25%	1/1/2020	A-	$120	$132,473
IL State GO (AGM)	5.00%	1/1/2019	AA	50	54,368
Luzerne CO GO (AGM)	3.80%	12/15/2017	AA	100	103,559
Luzerne CO GO (AGM)	4.30%	12/15/2021	AA	85	89,438
NJ State Bldg Auth	4.00%	6/15/2021	A-	250	263,040
NYC GO	5.00%	10/15/2016	AA	40	40,945
Oakland USD	5.00%	8/1/2020	NR	150	171,550
PA State GO	5.00%	8/15/2023	AA-	250	300,525
Philadelphia Sch Dist	2.25%	9/1/2017	Ba2	125	126,211
Philadelphia Sch Dist	4.00%	9/1/2017	Ba2	75	77,544
Philadelphia Sch Dist	4.00%	9/1/2018	Ba2	300	316,482
Philadelphia Sch Dist	4.50%	9/1/2017	Ba2	130	135,311
Philadelphia Sch Dist	5.00%	9/1/2020	Ba2	195	215,298
Philadelphia Sch Dist	6.00%	9/1/2038	Ba2	780	825,505
PR Comwlth GO	4.00%	7/1/2021	Caa3	250	150,312
PR Comwlth GO	5.25%	7/1/2022	Caa3	55	33,481
PR Comwlth GO	5.50%	7/1/2017	Caa3	110	72,369
PR Comwlth GO	5.50%	7/1/2019	Caa3	265	165,856
PR Comwlth GO (AG)	5.00%	7/1/2017	AA	65	67,210
PR Comwlth GO (AGM)	3.875%	7/1/2019	AA	35	35,154
PR Comwlth GO (AGM)	5.50%	7/1/2019	AA	130	137,072
PR Comwlth GO (AGM) (XLCA)	5.50%	7/1/2017	AA	100	104,008
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Caa3	210	203,028
PR Pub Bldg Auth GTD	5.50%	7/1/2019	Caa3	35	21,553
PR Pub Bldg Auth GTD	5.50%	7/1/2023	Caa3	55	32,313
PR Pub Bldg Auth GTD (AMBAC)	5.50%	7/1/2016	Caa3	100	100,888
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2018	Ba2	190	202,557
Total					9,474,250

Health Care 17.57%
Alachua Co IDA–No FL Retirement Vlg	5.625%	11/15/2022	NR	170	176,064
Alachua Co IDA–No FL Retirement Vlg	5.75%	11/15/2026	NR	150	154,735
Allegheny Co Hsp–Univ Pitt Med Ctr (NPFGC)(FGIC)	6.00%	7/1/2023	AA-	100	127,138
Antelope Valley Hlth	5.00%	3/1/2021	Ba3	250	279,660
AZ Hlth Facs–Beatitudes	5.10%	10/1/2022	NR	170	171,175
Blaine Sr Hsg & Hlthcare–Crest View	5.125%	7/1/2025	NR	100	104,906
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2020	BBB+	100	114,675

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
CA Statewide–Beverly	4.00%	2/1/2021	BBB-		$550	$591,910
CA Stwde–American Baptist	5.00%	10/1/2020	BBB+	(a)	120	137,156
CA Stwde–Daughters of Charity	5.25%	7/1/2022	CCC		70	70,164
CA Stwde–Daughters of Charity	5.50%	7/1/2024	CCC		325	325,734
Collier Co IDA–Arlington of Naples†	5.25%	5/15/2022	NR		100	100,179
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		100	111,118
Cumberland Co Mun Auth–Asbury	5.00%	1/1/2020	NR		25	27,161
Dauphin CO Gen Auth–Pinnacle Hlth	5.25%	6/1/2017	A		50	51,349
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2019	BB		25	25,632
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2026	BB		100	102,266
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		45	51,335
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2022	BB		250	280,915
Harris Co Cultural Ed–Brazos	4.00%	1/1/2023	BB+	(a)	55	57,885
Harris Co Cultural Ed–Brazos	5.00%	1/1/2023	BB+	(a)	65	72,707
IL Fin Auth–Centegra Hlth	5.00%	9/1/2019	BBB		100	110,558
IL Fin Auth–Centegra Hlth	5.00%	9/1/2021	BBB		100	116,131
IL Fin Auth–Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	100	100,107
IL Fin Auth–Plymouth Place	5.00%	5/15/2025	BB+	(a)	125	136,759
IL Fin Auth–Provena Hlth	6.25%	5/1/2022	Baa2		100	115,775
IL Fin Auth–Provena Hlth	7.75%	8/15/2034	Baa2		100	118,203
IL Fin Auth–Smith Vlg	5.25%	11/15/2016	NR		10	10,054
Kent Hsp Fin Auth–Metropolitan Hsp	5.50%	7/1/2020	BB		35	35,105
Kent Hsp Fin Auth–Metropolitan Hsp	6.00%	7/1/2035	BB		460	461,389
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2025	NR		100	100,458
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		140	154,841
LA Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2022	BBB-	(a)	55	63,015
MA DFA–Boston Med Ctr	5.00%	7/1/2022	BBB		170	197,173
MA Hlth & Ed–Boston Med Ctr	4.75%	7/1/2023	BBB		195	205,887
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.00%	7/1/2020	Baa3		15	15,576
MD Hlth & HI Ed–Doctors Cmnty Hsp	5.00%	7/1/2027	Baa3		245	253,269
ME Hlth & HI Ed–MaineGeneral Hlth	5.00%	7/1/2019	Ba2		75	80,385
ME Hlth & HI Ed–MaineGeneral Hlth	5.25%	7/1/2021	Ba2		50	55,108
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba2		140	166,214
Mesquite Hlth–Christian Care Ctrs	5.00%	2/15/2020	BBB-	(a)	200	222,104
Miami Beach Hlth–MT Sinai Med Ctr	5.00%	11/15/2022	Baa1		150	176,920
Miami Beach Hlth–MT Sinai Med Ctr	5.00%	11/15/2023	Baa1		90	105,243
Montgomery Co IDA–Whitemarsh	3.00%	1/1/2017	NR		360	362,329

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		$100	$103,976
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2021	BB+		275	301,653
New Hope Cultural–Wesleyan Homes	4.00%	1/1/2018	NR		100	102,173
NJ EDA–Lions Gate	4.00%	1/1/2020	NR		75	76,697
NJ EDA–Lions Gate	4.375%	1/1/2024	NR		100	103,470
NJ Hlth–Barnabas Hlth	4.00%	7/1/2018	A-		35	36,887
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-		245	270,019
NJ Hlth–St Peters Univ Hsp	5.00%	7/1/2021	BB+		140	151,078
NJ Hlth–St Peters Univ Hsp	5.75%	7/1/2037	BB+		20	20,828
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		80	89,330
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB		110	114,917
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2021	AA		100	116,799
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2022	Ba1		200	226,802
Onondaga CDC–St Josephs Hsp	5.125%	7/1/2031	NR		100	113,147
Palm Beach CO Hlth–Sinai Residences	6.25%	6/1/2023	NR		100	106,322
Palm Beach Co Hlth–Sinai Residences	6.75%	6/1/2024	NR		100	117,818
Palm Beach Co Hlth–Sinai Residences	7.25%	6/1/2034	NR		20	24,293
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		45	48,210
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2022	BBB-		170	174,411
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2026	BBB-		35	36,055
Philadelphia Hsps–Temple Univ Hlth	5.50%	7/1/2030	BBB-		145	148,567
Philadelphia Hsps–Temple Univ Hlth	6.25%	7/1/2023	BBB-		15	15,696
Red River Hlth–Methodist Ret Cmnty	6.125%	11/15/2020	NR		80	80,118
Rochester Hlth & Hsg–Homestead	5.00%	12/1/2025	NR		200	225,790
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		75	95,309
SE Port Auth–Memorial Hlth	5.00%	12/1/2022	BB	(a)	400	434,268
St Paul Hsg–HlthEast Care Sys	5.00%	11/15/2019	BBB-		100	110,436
St. Louis Ind Dev Auth–Nazareth	3.85%	8/15/2020	NR		100	100,173
St. Louis Ind Dev Auth–Nazareth	4.15%	8/15/2021	NR		100	100,172
Tarrant Co Cultural–Buckingham Sr Lvg	3.875%	11/15/2020	BB	(a)	100	101,155
Tyler Hlth–Mother Frances Hsp	5.125%	7/1/2022	Baa1		125	142,199
Tyler Hlth–Mother Frances Hsp	5.25%	7/1/2023	Baa1		50	56,318
WA Hsg–Herons Key†	4.375%	1/1/2021	NR		100	101,278
Westchester Co Hlth Care	5.00%	11/1/2022	BBB		100	117,298
WI Hlth & Ed–Aurora Hlth	5.00%	8/15/2019	A2		50	55,784
Total						10,715,913

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Housing 0.60%
CA Muni Fin–UC Berkeley Hsg	4.00%		6/1/2019	Baa3	$75	$79,658
NJ Eda–Montclair St Std Hsg	5.00%		6/1/2021	Baa3	50	55,007
NJ Eda–Montclair St Std Hsg	5.25%		6/1/2020	Baa3	50	56,405
NYC IDA–Yankee Stadium (FGIC)	2.193%	#	3/1/2021	BBB	180	174,924
Total						365,994

Lease Obligations 2.02%
CA Pub Wks–Dept of Correction (AMBAC)	5.00%		12/1/2019	A1	245	269,091
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Ba1	15	16,522
Essex Co Impt Auth–Newark (AGM)	5.00%		11/1/2020	A2	50	54,404
NJ Bldg Auth	5.00%		12/15/2018	A-	150	160,843
NJ EDA–Sch Facs	5.00%		9/1/2020	A-	120	130,764
NJ EDA–Sch Facs	5.00%		6/15/2023	A-	200	220,932
NJ EDA–Sch Facs	5.50%		9/1/2021	A-	150	167,056
NJ EDA–Transit Proj	5.00%		5/1/2019	A-	200	214,940
Total						1,234,552

Other Revenue 4.98%
Austin Convention†	5.75%		1/1/2034	BB	100	101,335
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2019	Ba1	45	45,788
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2024	Ba1	25	25,329
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%		9/1/2025	Ba1	200	202,468
Central Plains–Goldman Sachs	5.25%		12/1/2021	A3	320	371,626
DC Rev–Friendship Pub Chtr Sch	2.45%		6/1/2017	BBB	45	45,245
FL DFC–Renaissance Chtr Sch†	5.00%		6/15/2025	NR	150	157,779
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa1	350	365,998
Houston HI Ed–Cosmos Fndtn	6.50%		5/15/2031	BBB	200	239,854
Main St Nat Gas–Ml	5.00%		3/15/2022	BBB+	340	391,136
MI Fin Auth–Student Loan AMT	5.00%		11/1/2020	Aa3	25	27,707
Mohave Co IDA–Mohave Prison	7.50%		5/1/2019	BBB+	495	536,407
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	200	204,560
PR Elec Pwr Auth	5.00%		7/1/2018	Caa3	50	31,535
Sa Energy Acquisition–Goldman Sachs	5.25%		8/1/2017	BBB+	50	52,756
Salt Verde Fin Corp–Citi	5.25%		12/1/2020	BBB+	20	23,010
Yonkers EDC–Charter Sch Ed Excellence	6.00%		10/15/2030	BB	200	212,584
Total						3,035,117

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Special Tax 2.12%
Anne Arundel Co–Natl Business Pk	6.10%		7/1/2040	NR	$100	$105,945
CA Reassmt Dist 15/2 Irvine	5.00%		9/2/2021	NR	100	114,366
Fremont CFD–Pacific Commons	5.00%		9/1/2021	NR	100	113,812
Lake Elsinore PFA	5.00%		9/1/2023	NR	100	113,048
NJ EDA–Kapkowski Rd Landfill	5.75%		10/1/2021	Ba2	15	16,552
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2017	BB+	105	108,051
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2025	BB+	60	61,838
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2026	BB+	35	36,059
NYC IDA–Yankee Stadium (FGIC)	2.073%	#	3/1/2017	BBB	160	158,951
Orange Co CFD	5.00%		8/15/2025	NR	100	122,243
San Clemente Cmnty Facs	5.00%		9/1/2024	NR	100	121,122
San Francisco Redev–Mission Bay South	5.00%		8/1/2026	NR	30	34,817
Sparks Tourism Impt Dist†	6.75%		6/15/2028	B1	150	159,675
Tustin CFD	5.00%		9/1/2023	NR	25	28,872
Total						1,295,351

Tax Revenue 4.14%
Casino Reinv Dev Auth	5.00%		11/1/2020	BBB+	125	134,553
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	100	109,227
Garden St Preservation Trust	5.00%		11/1/2021	AA	300	346,887
Gtr Wenatchee Regl Events Ctr	4.125%		9/1/2021	NR	460	479,329
Jefferson Co–Sch Warrant	4.75%		1/1/2025	A-	45	45,352
Jefferson CO–Sch Warrant TCRS (AMBAC)	4.75%		1/1/2025	A-	150	150,952
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BBB+	100	103,774
Met Pier & Expo Auth–McCormick Place (NPFGC) (FGIC)	5.50%		12/15/2023	AA-	150	175,011
NJ EDA–Cigarette Tax	5.00%		6/15/2017	BBB+	100	103,569
NJ EDA–Cigarette Tax	5.00%		6/15/2021	BBB+	500	558,710
PR Corp Sales Tax	5.00%		8/1/2022	Caa3	100	61,000
PR Corp Sales Tax	5.50%		8/1/2023	CC	100	43,500
Virgin Islands PFA–Gross Tax Rcpts	2.25%		10/1/2017	BBB+	100	100,829
Virgin Islands PFA–Matching Fund	5.00%		10/1/2018	Baa3	105	113,356
Total						2,526,049

Tobacco 6.82%
Buckeye Tobacco	5.125%		6/1/2024	B-	1,105	1,044,623
Buckeye Tobacco	5.375%		6/1/2024	B-	585	557,294
Golden St Tobacco	4.50%		6/1/2027	B	700	709,184

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tobacco (continued)
Inland Empire Tobacco	5.00%	6/1/2021	CC	(a)	$105	$106,003
MI Tob Settlement	5.125%	6/1/2022	B-		510	492,864
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		15	15,102
Nthrn AK Tobacco	5.00%	6/1/2032	B3		10	9,655
Nthrn CA Tobacco	4.75%	6/1/2023	B+		65	65,027
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A		10	11,466
Railsplitter Tobacco Settlement Auth	5.50%	6/1/2023	A		30	35,425
Sthrn CA Tobacco	4.75%	6/1/2025	BBB		35	35,015
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2023	A		60	68,765
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB		400	407,116
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		350	352,943
TSASC	4.75%	6/1/2022	BBB-		30	30,138
TSASC	5.00%	6/1/2026	BB-		215	215,985
Total						4,156,605

Transportation 10.60%
Central TX Mobility Auth	5.00%	1/1/2018	BBB		250	266,430
Chicago GO	4.00%	1/1/2019	BBB+		180	182,983
Chicago Midway Arpt AMT	5.00%	1/1/2021	A		300	341,655
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A		150	172,148
Chicago O’Hare Arpt AMT	5.00%	1/1/2023	A		110	127,740
Chicago Water	5.00%	11/1/2020	A-		140	156,379
Cleveland Arpt (AG)	4.00%	1/1/2020	AA		60	64,243
Delaware River Port Auth	5.00%	1/1/2022	BBB		165	189,583
E–470 Hwy Auth	5.00%	9/1/2020	BBB+		100	115,235
E–470 Hwy Auth (NPFGC)	5.25%	9/1/2018	AA-		40	43,930
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-		60	62,701
Foothill / Eastern Corridor Toll Rd	5.50%	1/15/2053	BBB-		500	596,235
Houston Arpt–Continental Airlines AMT	4.50%	7/1/2020	BB-		450	493,951
Indianapolis Local Pub Impt–Ind Arpt AMT	5.00%	1/1/2023	A1		275	327,717
Love Field Arpt–Southwest Airlines AMT	5.00%	11/1/2021	Baa1		90	103,146
MA Port Auth–Delta Airlines AMT (AMBAC)	5.20%	1/1/2020	NR		35	35,128
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2017	NR		25	25,099
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1		35	39,202
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2021	Baa1		300	346,215
NYC IDA–American Airlines AMT	2.00%	8/1/2028	NR		100	100,223
PA Econ Dev–Rapid Bridge AMT	5.00%	6/30/2021	BBB		80	91,530
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2025	BBB		260	306,992

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Philadelphia Airport AMT	5.00%	6/15/2022	A	$195	$224,032
Philadelphia Airport AMT	5.25%	6/15/2022	A	175	198,674
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	335	378,818
Port of Seattle AMT	5.00%	8/1/2023	A+	60	71,621
PR Hwy & Trans Auth	5.50%	7/1/2024	CC	45	9,450
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2019	AA	25	25,978
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2017	AA	35	36,405
Regional Trans Dist–Denver Trans	5.375%	7/15/2025	Baa3	70	78,994
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	300	349,086
San Diego Arpt AMT	5.00%	7/1/2023	A+	200	242,192
San Francisco Arpt AMT	5.00%	5/1/2022	A+	280	325,903
South Jersey Trans Auth	4.00%	11/1/2019	BBB+	90	95,822
South Jersey Trans Auth	5.00%	11/1/2027	BBB+	100	107,498
Wayne Co Arpt (AGM)	4.00%	12/1/2020	AA	120	131,231
Total					6,464,169

Utilities 10.75%
Beaver Co IDA–FirstEnergy	4.00%	1/1/2035	BBB-	100	105,307
Burke CO Dev–Vogtle Proj	2.35%	10/1/2032	A-	175	179,142
Chicago Water (AGM)	4.25%	11/1/2018	AA	260	278,314
CO Public Auth–ML	6.125%	11/15/2023	BBB+	305	383,114
Detroit Sewer	5.00%	7/1/2022	A-	140	163,888
Detroit Sewer (AGM)	5.25%	7/1/2020	AA	60	69,581
Detroit Sewer Rmkt	6.50%	7/1/2024	Baa1	100	114,618
Detroit Water	5.00%	7/1/2019	A-	80	88,550
Detroit Water	5.25%	7/1/2025	A-	15	17,164
Floyd Co Dev–GA Power	2.35%	7/1/2022	A3	125	128,130
HI Dept Budget–Hawaiian Electric	6.50%	7/1/2039	Baa1	100	113,771
Main St Nat Gas–ML	5.00%	3/15/2019	BBB+	130	142,190
NC Eastern Muni Pwr	6.00%	1/1/2022	NR	100	126,160
OH Air Quality–FirstEnergy	3.75%	12/1/2023	BBB-	65	67,179
OH Air Quality–FirstEnergy	5.625%	6/1/2018	Baa2	300	320,457
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	130	143,400
OH Wtr Dev Auth–FirstEnergy	3.75%	7/1/2033	Baa3	200	208,352
Philadelphia Gas Works	5.00%	8/1/2021	A-	200	234,668
Philadelphia Gas Works (AGM)	5.00%	7/1/2022	AA	100	115,927
Pima Co IDA–Tucson Elec	4.95%	10/1/2020	A3	75	84,350
PR Aqueduct & Swr Auth	4.00%	7/1/2022	CCC-	60	40,200

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities (continued)
PR Aqueduct & Swr Auth	5.00%	7/1/2017	CCC-	$185	$137,929
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CCC-	115	81,363
PR Corp Sales Tax	4.00%	8/1/2016	CC	65	60,450
PR Elec Pwr Auth	4.10%	7/1/2019	Caa3	230	143,968
PR Elec Pwr Auth	4.25%	7/1/2020	Caa3	300	186,750
PR Elec Pwr Auth (AGM)	5.00%	7/1/2023	AA	30	30,305
PR Elec Pwr Auth (AGM)	5.00%	7/1/2024	AA	120	120,936
PR Elec Pwr Auth (NPFGC)	5.00%	7/1/2021	AA-	100	101,234
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%	7/1/2018	AA-	265	267,817
Roseville Nat Gas–ML	5.00%	2/15/2018	BBB+	60	63,908
Southern CA Waterworks TCRS (FGIC)	5.75%	7/1/2021	AAA	65	76,669
TEAC–Goldman Sachs	5.00%	2/1/2020	A3	330	372,742
TEAC–Goldman Sachs	5.00%	2/1/2022	A3	320	375,386
TEAC–Goldman Sachs	5.25%	9/1/2018	A3	10	10,935
TEAC–Goldman Sachs	5.25%	9/1/2021	A3	195	229,172
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2021	A3	220	257,156
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2018	BBB+	350	385,210
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2024	BBB+	310	375,159
Wise Co IDA–VA Elec & Pwr Co	2.15%	10/1/2040	A2	150	154,140
Total					6,555,691
Total Municipal Bonds (cost $58,058,331)					58,843,107

SHORT-TERM INVESTMENTS 0.22%

Municipal Bonds 0.22%

Education 0.11%
NY Dorm–Yeshiva Univ	3.50%	9/1/2016	B3	65	65,549

General Obligation 0.08%
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2016	Ba2	50	50,000

Other Revenue 0.03%
MO Env Impt–St Rev Fd	5.50%	7/1/2016	Aaa	20	20,237
Total Short-Term Investments (cost $135,139)					135,786
Total Investments in Securities 96.71% (cost $58,193,470)					58,978,893
Cash and Other Assets in Excess of Liabilities(i) 3.29%					2,005,535
Net Assets 100.00%					$60,984,428

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2016

Open Futures Contracts at March 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2016	18	Short	$(2,347,031)	$671

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2016	18	Short	$(2,180,953)	$(6,454)

Note: See Footnotes to Schedules of Investments on page 133 of this report.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$58,978,893	$–	$58,978,893
Total	$–	$58,978,893	$–	$58,978,893

Other Financial Instruments
Futures Contracts
Assets	$671	$–	$–	$671
Liabilities	(6,454)	–	–	(6,454)
Total	$(5,783)	$–	$–	$(5,783)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.23%

Corporate-Backed 1.26%
CA Poll Ctl–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	$1,000	$1,097,460
CA Poll Ctl–Waste Mgmt AMT	3.25%	12/1/2027	A-	1,500	1,599,690
CA Poll Ctl–Waste Mgmt AMT	4.30%	7/1/2040	A-	1,000	1,051,340
Total					3,748,490

Education 7.96%
CA Ed Facs–Chapman Univ	5.00%	4/1/2040	A2	1,000	1,158,260
CA Ed Facs–Clg & Univ Fin Prog	5.00%	2/1/2037	Ba1	1,000	1,000,490
CA Ed Facs–Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,303,504
CA Ed Facs–Santa Clara Univ	5.00%	4/1/2039	Aa3	1,000	1,161,680
CA Ed Facs–Univ of Redlands(e)	5.00%	10/1/2038	A3	1,000	1,155,630
CA Fin Auth–Biola Univ	5.00%	10/1/2029	Baa1	330	381,635
CA Fin Auth–Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,194,097
CA Fin Auth–Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,482,775
CA Fin Auth–Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,630,795
CA Infra & Econ Dev–Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,143,050
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR	500	538,160
CA Sch Fin Auth–KIPP LA†	5.00%	7/1/2045	BBB-	540	581,337
CA State Univ Sys(e)	5.00%	11/1/2041	Aa2	500	597,060
CA Stwde–Windrush Sch(d)	5.50%	7/1/2037	NR	1,250	13
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,195,660
Tustin USD	6.00%	8/1/2036	Aa1	1,500	1,875,390
Univ California	5.00%	5/15/2037	AA-	1,435	1,680,557
Univ California	5.00%	5/15/2040	AA-	1,000	1,171,420
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,445,215
Total					23,696,728

General Obligation 17.98%
CA State GO	5.00%	9/1/2021	AA-	1,000	1,196,570
CA State GO	5.00%	9/1/2029	AA-	485	572,261
CA State GO	5.00%	2/1/2032	AA-	2,000	2,332,940
CA State GO	5.00%	2/1/2033	AA-	1,000	1,163,480
CA State GO	5.00%	9/1/2045	AA-	500	598,190
CA State GO	5.25%	10/1/2029	AA-	1,500	1,715,265
CA State GO	5.25%	8/1/2032	AA-	2,500	3,110,800
CA State GO	5.25%	10/1/2032	AA-	4,000	4,773,560
CA State GO	5.25%	4/1/2035	AA-	3,000	3,566,370

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
CA State GO	5.50%	3/1/2040	AA-		$2,000	$2,309,740
CA State GO	6.50%	4/1/2033	AA-		3,500	4,059,825
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3		1,000	1,221,810
Grossmont UHSD	5.00%	8/1/2043	Aa3		1,250	1,415,838
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		2,000	647,480
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,160,350
Los Angeles CCD	5.00%	8/1/2029	AA+		1,000	1,227,200
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,499,565
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,215,790
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,080,760
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,206,780
Oakland USD	6.125%	8/1/2029	NR		1,000	1,127,100
Pasadena USD	4.125%	5/1/2037	Aa2		1,000	1,059,160
Piedmont USD	5.00%	8/1/2034	AA+		1,200	1,345,548
Pomona USD (BAM)	5.00%	8/1/2039	AA		1,000	1,140,750
PR Comwlth GO	6.00%	7/1/2039	Caa3		2,000	1,202,500
PR Comwlth GO	8.00%	7/1/2035	Caa3		1,000	690,000
San Diego USD	5.00%	7/1/2027	Aa2		1,000	1,214,740
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,234,710
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,155,850
Stockton USD	5.00%	8/1/2031	A+		2,000	2,383,060
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,265,513
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,215,240
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000	1,386,260
Total						53,495,005

Health Care 14.91%
Abag Fin Auth–Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,186,161
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,077,260
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2022	AA-		110	131,793
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,141,850
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,111,750
CA Hlth–Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,377,437
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,126,120
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,317,080
CA Hlth–Lucile Packard Childrens Hsp	5.00%	8/15/2055	AA-		1,400	1,644,986
CA Hlth–Providence Hlth	5.00%	10/1/2038	AA-		1,000	1,161,100
CA Hlth–Providence Hlth	6.25%	10/1/2024	AA-		1,025	1,162,934

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		$2,000	$2,346,360
CA Hlth–Stanford Hsp	5.00%	8/15/2054	AA-		1,000	1,168,370
CA Hlth–Sutter Hlth	5.00%	11/15/2041	AA-		1,000	1,181,460
CA Hlth–Sutter Hlth	5.00%	8/15/2043	AA-		500	587,315
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,378,380
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	564,985
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2046	A-		1,000	1,125,080
CA Muni Fin–NorthBay Hlthcare	5.00%	11/1/2040	BBB-		1,200	1,295,364
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		1,250	1,410,712
CA Stwde–American Baptist	5.00%	10/1/2045	BBB+	(a)	1,000	1,108,290
CA Stwde–Cottage Hlth	5.00%	11/1/2043	A+		750	864,458
CA Stwde–Daughters of Charity	5.25%	7/1/2039	CCC		245	245,309
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	891,847
CA Stwde–Kaiser Permanente	5.00%	4/1/2042	A+		1,000	1,152,730
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB+		2,000	2,232,420
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB+		1,000	1,088,920
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB-		1,000	1,173,710
Kaweah Delta Hlth Care Dist	5.00%	6/1/2040	A3		1,500	1,702,560
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(a)	635	700,964
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	557,097
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,514,140
Upland COP–San Antonio Cmnty Hsp	6.00%	1/1/2026	A-		2,000	2,319,640
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.00%	6/1/2044	A		1,000	1,128,270
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,186,580
Total						44,363,432

Housing 2.92%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,106,700
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB		1,000	1,135,810
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	549,660
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,171,380
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2038	Baa1		1,000	1,005,310
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2040	Baa1		750	864,413
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,714,710
Los Angeles Regl Fin Auth–MonteCedro Prk	5.00%	11/15/2044	AA-		1,000	1,139,030
Total						8,687,013

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 5.92%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		$1,000	$1,179,570
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		2,000	2,411,120
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A+		1,000	1,149,650
CA Pub Wks–Various Cap Proj	5.375%	11/1/2022	A+		1,000	1,144,040
CA Pub Wks–Various Cap Proj	6.375%	11/1/2034	A+		2,000	2,360,060
Los Angeles Co Pub Wks	5.00%	12/1/2039	AA		1,000	1,161,360
San Diego PFA–Master Lease	5.25%	9/1/2035	AA-		1,220	1,396,363
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2027	AA		1,000	1,190,980
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,437,790
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,192,138
Total						17,623,071

Other Revenue 3.18%
CA Fin Auth–High Tech†	6.00%	7/1/2028	BB	(a)	850	884,892
CA Fin Auth–OCEAA	6.75%	10/1/2028	NR		1,320	1,379,387
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2		1,000	1,141,100
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,328,380
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB		1,000	1,110,820
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB-		600	663,000
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,695,210
Long Beach Nat Gas–ML	5.00%	11/15/2035	BBB+		205	243,831
Total						9,446,620

Special Tax 9.93%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR		500	563,520
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR		1,000	1,139,980
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,589,416
Inland Valley Redev Agy	5.25%	9/1/2037	A-		1,000	1,148,940
Irvine CFD–Great Park	5.00%	9/1/2044	NR		500	554,960
Lake Elsinore PFA	5.00%	9/1/2035	NR		1,000	1,096,190
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,141,690
Norco Redev Agy–Proj #1	6.00%	3/1/2036	A+		1,120	1,274,941
Orange Co CFD	5.25%	8/15/2045	NR		1,000	1,147,220
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2029	AA		1,000	1,206,400
Poway USD PFA	5.00%	9/15/2024	BBB		280	320,928
Poway USD PFA (BAM)	5.00%	9/1/2035	AA		1,500	1,748,235
Riverside Co Redev Agy–Tax Alloc	6.00%	10/1/2037	A		2,000	2,283,620

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
Roseville CFD–Westpark	5.00%	9/1/2031	NR		$1,000	$1,099,940
San Clemente Cmnty Facs	5.00%	9/1/2040	NR		1,000	1,132,150
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A		1,000	1,159,900
San Francisco Redev–Mission Bay North	6.75%	8/1/2033	A-		500	597,960
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-		1,000	1,194,910
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+		1,500	1,699,095
San Jose Redev Agy (AG)	4.50%	8/1/2035	AA		150	150,871
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR		500	556,010
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	A+		500	575,930
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	A+		500	582,075
Saugus USD PFA	5.00%	9/1/2041	NR		1,000	1,120,170
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA		1,505	1,729,787
Tustin CFD	5.00%	9/1/2040	NR		750	829,342
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+		1,500	1,902,000
Total						29,546,180

Tax Revenue 2.39%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+		1,030	1,161,201
PR Corp Sales Tax	5.00%	8/1/2024	CC		1,000	420,000
PR Corp Sales Tax	5.25%	8/1/2041	CC		2,100	861,000
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA		450	542,484
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2		1,000	1,208,740
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		1,500	1,795,620
Tustin CFD	5.00%	9/1/2037	BBB+		1,000	1,136,470
Total						7,125,515

Tobacco 4.52%
CA Statewide Fin Auth–Tobacco
Settlement	Zero Coupon	6/1/2046	CCC	(a)	5,000	594,100
Golden St Tobacco	4.50%	6/1/2027	B		1,510	1,529,811
Golden St Tobacco	5.00%	6/1/2033	B-		1,070	1,052,987
Golden St Tobacco	5.00%	6/1/2045	A+		2,000	2,316,340
Golden St Tobacco	5.125%	6/1/2047	B-		2,000	1,846,760
Golden St Tobacco	5.75%	6/1/2047	B-		2,000	1,988,340
Inland Empire Tobacco	5.00%	6/1/2021	CC	(a)	755	762,210
LA Cnty Tobacco	5.70%	6/1/2046	B2		1,070	1,072,515
Nthrn CA Tobacco	5.50%	6/1/2045	B-		1,000	991,310
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		1,305	1,293,138
Total						13,447,511

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 14.26%
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA	$1,425	$1,677,567
Bay Area Toll Auth	5.00%	10/1/2033	AA-	2,905	3,306,849
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	1,500	715,620
Foothill / Eastern Corridor Toll Rd	5.50%	1/15/2053	BBB-	250	298,117
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	1,735	2,043,934
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-	3,010	3,581,509
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	2,880	3,420,288
Long Beach Harbor AMT	5.00%	5/15/2028	AA	1,000	1,215,270
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA	2,000	2,291,820
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2021	AA	1,325	1,550,899
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA	1,000	1,150,630
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2045	AA	1,000	1,146,360
Los Angeles Harbor AMT	5.00%	8/1/2036	AA	1,000	1,153,450
Port Oakland AMT	5.125%	5/1/2031	A+	1,250	1,409,825
Riverside Co Trsp Commn	5.75%	6/1/2048	BBB-	1,500	1,724,205
San Diego Arpt AMT	5.00%	7/1/2027	A+	1,000	1,174,690
San Francisco Arpt	5.00%	5/1/2040	A+	1,500	1,691,835
San Francisco Arpt AMT	5.00%	5/1/2027	A+	1,430	1,643,370
San Francisco Port Commn AMT	5.00%	3/1/2030	A1	1,415	1,612,817
San Joaquin Hills Trsp Corridor	5.00%	1/15/2029	BBB-	1,000	1,144,160
San Joaquin Hills Trsp Corridor	5.00%	1/15/2044	BBB-	1,000	1,098,200
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB-	4,585	5,013,652
San Jose Arpt	5.00%	3/1/2029	A2	500	595,870
San Jose Arpt AMT	6.25%	3/1/2034	A2	1,500	1,786,380
Total					42,447,317

Utilities 13.00%
Adelanto Util Sys	6.625%	7/1/2031	NR	1,000	1,136,890
Burbank Water & Pwr Elec	5.00%	6/1/2023	AA-	1,000	1,143,510
CA Dept Wtr Res Wtr–Central Valley	5.00%	12/1/2026	AAA	65	70,749
Chino Basin Desalter Auth (AG)	5.00%	6/1/2027	AA	2,000	2,168,360
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	1,000	1,146,330
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	1,250	1,416,750
El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	750	882,975
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	825,816
Guam Waterworks Auth	5.00%	1/1/2046	A-	400	454,456
Guam Waterworks Auth	5.50%	7/1/2043	A-	525	609,436
Imperial Irrigation Dist	5.00%	11/1/2038	AA-	800	953,520

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2016

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Lathrop Fin Auth	6.00%		6/1/2035	NR	$1,135	$1,144,182
Long Beach Nat Gas–ML	1.844%	#	11/15/2026	BBB+	1,000	955,320
Long Beach Nat Gas–ML	5.25%		11/15/2020	BBB+	1,505	1,738,064
Long Beach Nat Gas–ML	5.50%		11/15/2037	BBB+	1,330	1,677,103
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2026	AA-	1,000	1,207,030
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,181,870
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	1,420	2,013,461
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+	1,000	1,461,030
Nor Cal Trans Agcy–CA-OR Proj	5.00%		5/1/2039	Aa3	500	594,500
Northern CA Gas–Morgan Stanley	1.13%	#	7/1/2027	A3	2,000	1,821,680
Northern CA Pwr–Geothermal #3	5.50%		7/1/2022	A1	1,985	2,253,273
PR Aqueduct & Swr Auth	5.75%		7/1/2037	CCC-	1,000	667,500
PR Elec Pwr Auth	5.25%		7/1/2024	Caa3	255	158,737
PR Elec Pwr Auth	5.25%		7/1/2033	Caa3	115	71,587
PR Elec Pwr Auth	7.00%		7/1/2040	Caa3	450	282,375
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,096,790
Rowland Water Dist COP	6.50%		12/1/2035	A+	1,500	1,723,755
Sacramento Co Santn Dist (NPFGC)	5.25%		12/1/2023	AA	1,500	1,902,870
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	A+	1,000	1,170,070
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-	1,000	1,167,230
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3	2,050	2,427,200
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA	1,000	1,174,370
Total						38,698,789
Total Municipal Bonds (cost $267,756,350)						292,325,671

	Shares
	(000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal (cost $500)	–	(h)	500
Total Investments in Securities 98.23% (cost $267,756,850)			292,326,171
Cash and Other Assets in Excess of Liabiities(i) 1.77%			5,275,279
Net Assets 100.00%			$297,601,450

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2016

Open Futures Contracts at March 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2016	11	Short	$(1,808,813)	$1,793

Note: See Footnotes to Schedules of Investments on page 133 of this report.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$292,325,671	$–	$292,325,671
Money Market Mutual Fund	500	–	–	500
Total	$500	$292,325,671	$–	$292,326,171
Liabilities
Trust Certificates(4)	$–	$(1,500,000)	$–	$(1,500,000)
Total	$–	$(1,500,000)	$–	$(1,500,000)
Other Financial Instruments
Futures Contracts
Assets	$1,793	$–	$–	$1,793
Liabilities	–	–	–	–
Total	$1,793	$–	$–	$1,793

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.
(4)	Refer to Note 2(h) for a description of Municipal Bonds held in Trust.

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.61%

Corporate-Backed 3.11%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$282,163
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	1,000	1,104,180
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	320	321,037
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB-	350	392,917
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	81,068
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	113,274
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	65	73,916
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	650	714,954
Total					3,083,509

Education 12.47%
NJ Ed Facs–Clg of NJ	5.00%	7/1/2038	A	500	552,280
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2	525	589,187
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2034	A1	745	859,484
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2034	AA	500	587,200
NJ Ed Facs–Princeton Univ	5.00%	7/1/2023	AAA	500	625,055
NJ Ed Facs–Princeton Univ(e)	5.00%	7/1/2024	AAA	250	317,793
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	725	917,103
NJ Ed Facs–Princeton Univ(e)	5.00%	7/1/2028	AAA	500	645,205
NJ Ed Facs–Rowan Univ	5.00%	7/1/2022	A	455	525,743
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,119,550
NJ Ed Facs–William Patterson Univ	5.00%	7/1/2024	A2	295	354,215
NJ EDA–Rutgers State Univ	5.00%	6/15/2038	Aa3	525	601,975
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,120	1,186,450
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	AA	1,000	1,122,640
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	AA	750	849,532
Rutgers State Univ	5.00%	5/1/2023	Aa3	500	613,615
Rutgers State Univ	5.00%	5/1/2023	Aa3	250	306,808
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	601,795
Total					12,375,630

General Obligation 6.51%
Bayonne GO(e)	5.00%	7/1/2039	AA	500	571,690
Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	606,010
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	Ba2	400	401,776
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,147,758
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	400	486,472

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
NJ State GO	5.00%	6/1/2023	A	$350	$413,021
PR Comwlth GO	5.00%	7/1/2027	Caa3	50	30,063
PR Comwlth GO	5.375%	7/1/2030	Caa3	1,000	600,000
PR Comwlth GO	5.375%	7/1/2033	Caa3	120	71,700
PR Comwlth GO	5.625%	7/1/2032	Caa3	100	59,875
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,119
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,069,950
Total					6,463,434

Health Care 16.66%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	580,180
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	576,355
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	495,537
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	255,092
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR	1,000	863,750
NJ Hlth–AHS Hsp Corp	6.00%	7/1/2037	A+	650	772,629
NJ Hlth–Barnabas Hlth	4.00%	7/1/2026	A-	90	97,589
NJ Hlth–Barnabas Hlth	5.00%	7/1/2023	A-	650	762,158
NJ Hlth–Barnabas Hlth	5.625%	7/1/2032	A-	925	1,087,430
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	A-	1,130	1,313,794
NJ Hlth–Catholic Hlth E	4.75%	11/15/2029	AA-	640	722,566
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	572,495
NJ Hlth–Robert Wood Hsp	5.00%	7/1/2039	A	500	570,925
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A	500	589,065
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-	1,160	1,278,459
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,124,210
NJ Hlth–Virtua Hlth	5.75%	7/1/2033	AA-	2,000	2,267,700
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2025	AA+	415	426,085
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,042,300
Princeton Healthcare Sys	5.00%	7/1/2039	Baa2	1,000	1,133,620
Total					16,531,939

Housing 2.41%
NJ EDA–Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,155	1,284,730
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,108,860
Total					2,393,590

Lease Obligations 18.41%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Ba1	1,250	1,376,838

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Newark Hsg–Police Fac (AG)	6.75%	12/1/2038	A3	$750	$865,208
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	A-	1,000	1,073,710
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-	2,050	2,304,056
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-	210	238,791
NJ EDA–Sch Facs	5.00%	3/1/2026	A-	350	381,276
NJ EDA–Sch Facs	5.00%	3/1/2028	A-	110	118,850
NJ EDA–Sch Facs	5.00%	6/15/2034	A-	200	213,270
NJ EDA–Sch Facs	5.00%	3/1/2035	A-	725	760,155
NJ EDA–Sch Facs	5.25%	9/1/2026	A-	405	438,959
NJ EDA–Sch Facs	5.50%	12/15/2029	A-	1,275	1,391,688
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	A-	1,350	1,433,632
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	A-	1,630	1,804,214
NJ State COP–Equip Lease COP	5.25%	6/15/2029	A-	1,000	1,068,010
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A-	1,500	705,990
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A-	1,000	317,480
NJ Trans Trust Fund	5.00%	6/15/2022	A-	1,000	1,106,290
NJ Trans Trust Fund	5.00%	6/15/2038	A-	1,115	1,186,572
NJ Trans Trust Fund	5.25%	6/15/2041	A-	100	108,889
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A-	1,000	1,134,200
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	500	248,750
Total					18,276,828

Other Revenue 1.19%
Guam Privilege Tax	5.25%	1/1/2036	A	1,000	1,130,140
Middlesex Co Impt Auth–Heldrich Ctr(d)	6.25%	1/1/2037	NR	1,300	52,000
Total					1,182,140

Special Tax 0.85%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	839,950

Tax Revenue 6.88%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	482,031
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	546,210
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,535,471
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	375	422,768
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	560,477
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	1,295	1,418,880
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	357,717
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	127,670

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	5.00%	8/1/2035	CC	$1,000	$405,000
PR Corp Sales Tax	5.25%	8/1/2027	CC	1,020	420,750
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	500	551,115
Total					6,828,089

Tobacco 6.51%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,525	1,646,039
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	930	946,545
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	735	741,181
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B-	3,405	3,132,192
Total					6,465,957

Transportation 19.99%
DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	362,070
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,155,862
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,115	1,281,124
Delaware River Port Auth	5.00%	1/1/2024	BBB	350	403,707
Delaware River Port Auth	5.00%	1/1/2028	A	500	593,630
Delaware River Port Auth	5.00%	1/1/2034	A	505	583,699
NJ Tpk Auth	5.00%	1/1/2028	A+	535	628,331
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,508,179
NJ Tpk Auth	5.00%	1/1/2034	A+	500	587,265
NJ Tpk Auth	5.00%	1/1/2035	A+	500	592,240
NJ Tpk Auth	5.00%	1/1/2038	A+	750	848,407
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	750	971,970
NJ Trans Trust Fund	6.00%	6/15/2035	A-	2,025	2,317,187
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,010	1,219,585
Port Auth NY & NJ	5.00%	10/15/2026	AA-	500	633,005
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	622,940
Port Auth NY & NJ	5.00%	9/1/2030	AA-	1,000	1,207,820
Port Auth NY & NJ	5.00%	12/1/2038	AA-	795	929,657
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	110	128,503
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	50	58,290
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	340	403,825
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,148,680
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,093,920
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	560,624
Total					19,840,520

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities 3.62%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	$400		$468,548
Guam Waterworks Auth	5.00%	7/1/2036	A-	100		115,254
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000		1,052,510
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A3	525		476,553
PR Aqueduct & Swr Auth	5.25%	7/1/2024	CCC-	295		200,600
PR Elec Pwr Auth	5.00%	7/1/2037	Caa3	110		68,475
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	75		46,687
PR Elec Pwr Auth	7.00%	7/1/2040	Caa3	100		62,750
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000		1,098,280
Total						3,589,657
Total Municipal Bonds (cost $94,634,170)						97,871,243

				Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $501)				–	(h)	501
Total Investments in Securities 98.61% (cost $94,634,671)						97,871,744
Cash and Other Assets in Excess of Liabilities(i) 1.39%						1,381,238
Net Assets 100.00%						$99,252,982

Open Futures Contracts at March 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2016	9	Short	$(1,479,938)	$2,726

Note: See Footnotes to Schedules of Investments on page 133 of this report.

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$97,871,243	$–	$97,871,243
Money Market Mutual Fund	501	–	–	501
Total	$501	$97,871,243	$–	$97,871,744

Other Financial Instruments
Futures Contracts
Assets	$2,726	$–	$–	$2,726
Liabilities	–	–	–	–
Total	$2,726	$–	$–	$2,726

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.59%

Corporate-Backed 6.75%
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$272,010
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	250	275,438
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A3	2,860	3,572,054
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	Ba2	500	511,875
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	Ba2	900	904,950
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	5,975	6,419,899
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	500	609,215
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,015	1,178,679
NY Liberty Dev Corp–B of A Tower	5.625%	7/15/2047	AA	1,790	2,026,996
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,295	1,390,273
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,995,804
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,360	1,365,467
Onondaga Co IDA–Bristol Meyers AMT	5.75%	3/1/2024	A+	1,000	1,256,280
Syracuse IDA–Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	Baa3	5,000	5,046,300
Total					26,825,240

Education 12.90%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,631,299
Build NYC Res Corp–CUNY	5.00%	6/1/2027	Aa2	400	483,188
Build NYC Res Corp–CUNY	5.00%	6/1/2029	Aa2	500	597,390
Build NYC Res Corp–CUNY	5.00%	6/1/2031	Aa2	1,120	1,323,571
Build NYC Res Corp–Fieldston Sch	5.00%	6/1/2023	A-	125	149,975
Build NYC Res Corp–NY Law	5.00%	7/1/2041	BBB	1,000	1,111,490
Build NYC Res Corp–Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,131,660
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	501,725
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2034	BBB-	300	335,649
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2039	BBB-	350	385,081
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	960	1,009,181
Monroe Co IDC–Univ of Rochester	5.00%	7/1/2036	AA-	1,000	1,141,530
Monroe IDC–Monroe Cmnty Clg (AGM)	5.00%	1/15/2038	AA	1,000	1,115,730
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB	205	243,872
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB	250	295,608
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB	200	235,058
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB	200	233,640
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2035	BBB+	500	554,830
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,305,192

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
NY Dorm–Barnard Clg	5.00%	7/1/2028	A1		$500	$612,705
NY Dorm–Barnard Clg	5.00%	7/1/2029	A1		1,600	1,944,288
NY Dorm–Barnard Clg	5.00%	7/1/2043	A1		1,000	1,152,450
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,137,460
NY Dorm–Fordham University	5.25%	7/1/2031	A		2,275	2,693,145
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB-		1,000	1,149,660
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,277,300
NY Dorm–NYU	5.25%	7/1/2034	AA-		5,500	6,197,950
NY Dorm–Pace Univ	5.00%	5/1/2023	BB+		570	659,439
NY Dorm–Pratt Institute	5.00%	7/1/2034	A3		1,035	1,189,132
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	304,490
NY Dorm–St Johns Univ	5.00%	7/1/2037	A-		1,000	1,157,670
NY Dorm–SUNY	5.00%	7/1/2028	Aa3		1,000	1,229,150
NY Dorm–SUNY	5.00%	7/1/2045	Aa3		1,250	1,459,150
NY Dorm–Teachers Clg	5.375%	3/1/2029	A1		1,025	1,146,196
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(a)	1,175	1,286,648
NYC IDA–Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-		4,295	4,567,174
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,207,050
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,424,438
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,979,705
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A-		1,380	1,623,515
Yonkers IDA–Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,125,950
Total						51,310,334

General Obligation 5.91%
Erie CO GO	5.00%	9/15/2028	AA-		275	336,658
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,829,565
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,212,280
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2028	AA		1,000	1,206,280
NYC GO	5.00%	8/1/2022	AA		2,215	2,685,355
NYC GO	5.00%	8/1/2024	AA		2,000	2,492,540
NYC GO	5.00%	8/1/2026	AA		1,750	2,182,635
NYC GO	5.00%	8/1/2027	AA		1,500	1,844,535
NYC GO	5.00%	8/1/2027	AA		1,410	1,672,894
NYC GO	5.00%	10/1/2034	AA		1,500	1,758,615
NYC GO	5.00%	3/1/2036	AA		1,285	1,502,075
NYC GO	5.00%	3/1/2037	AA		1,500	1,758,240
PR Comwlth GO	5.00%	7/1/2027	Caa3		250	150,313

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
PR Comwlth GO	5.00%	7/1/2027	Caa3		$65	$39,081
PR Comwlth GO	5.125%	7/1/2028	Caa3		155	93,000
PR Comwlth GO	5.25%	7/1/2026	Caa3		160	96,600
PR Comwlth GO	5.375%	7/1/2030	Caa3		4,185	2,511,000
PR Comwlth GO	5.50%	7/1/2027	Caa3		60	36,150
PR Comwlth GO	5.625%	7/1/2033	Caa3		10	5,988
PR Comwlth GO	6.125%	7/1/2033	Caa3		170	102,425
Total						23,516,229

Health Care 10.79%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		300	364,278
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(a)	1,000	1,100,900
Build NYC Res Corp–NY Methodist Hsp	5.00%	7/1/2020	Baa1		750	856,402
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,015,700
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	566,250
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,709,401
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,101,122
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	BBB+		625	718,075
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	BBB+		2,045	2,343,120
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	BBB+		375	419,494
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,229,580
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	552,000
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	784,733
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,296,249
NY Dorm–North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,421,947
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,205,390
NY Dorm–North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,160,190
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2034	A-		1,000	1,164,020
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2036	A-		1,000	1,155,250
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,741,395
NY Dorm–Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,189,940
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	Ba1		1,000	1,135,040
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,010	1,186,508
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,136,850
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,183,380
Onondaga CDC–St Josephs Hsp	5.00%	7/1/2042	NR		1,000	1,225,050
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(a)	1,000	1,058,240
Suffolk Co IDA–Catholic Hlth Ll	5.00%	7/1/2028	BBB+		1,005	1,109,419

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		$925	$928,006
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	1,002,140
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,076,090
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		1,500	1,692,045
Westchester Co Hlth Care	6.00%	11/1/2030	BBB		850	988,949
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		1,155	1,346,765
Westchester Co Hlth Care	6.125%	11/1/2037	BBB		330	384,790
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,380,575
Total						42,929,283

Housing 0.27%
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,075,170

Lease Obligations 8.70%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,175,968
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA		1,000	1,235,620
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	3,057,349
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,183,020
Monroe Co IDA–Rochester Schools	5.00%	5/1/2021	AA		2,000	2,358,840
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,077,526
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,852,812
NY Dorm–NY Downtown Hospital	5.00%	2/15/2022	AA		1,000	1,170,130
NY Dorm–Oneida	5.25%	8/15/2028	Aa2		3,375	3,727,215
NY Dorm–SUNY–Third Resolution	5.00%	5/15/2026	AA		2,490	2,990,614
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+		1,000	1,164,230
NY UDC–PIT	5.00%	3/15/2035	AAA		1,500	1,749,120
NYC TFA–Bldg Aid	5.00%	7/15/2022	AA		2,150	2,546,008
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA		1,510	1,816,439
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA		1,425	1,677,140
NYC TFA–Bldg Aid	5.00%	7/15/2032	AA		1,000	1,214,670
NYC TFA–Bldg Aid	5.00%	7/15/2036	AA		2,000	2,350,440
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR		500	248,750
Total						34,595,891

Other Revenue 6.68%
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-		5,630	6,480,693
Brooklyn Arena LDC–Barclays Ctr	6.375%	7/15/2043	BBB-		2,870	3,316,629
Build NYC Res Corp–YMCA	5.00%	8/1/2040	A-		500	563,010
Build NYC Res Corp–YMCA	5.00%	8/1/2042	A-		1,360	1,496,598

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
NY Dorm–NYSARC Inc	5.125%	7/1/2030	Aa2	$2,000	$2,310,000
NYC Cultural–Museum Modern Art	5.00%	4/1/2031	AA	1,250	1,368,713
NYC Cultural–Museum Nat History	5.00%	7/1/2031	AA	1,695	2,022,610
NYC Cultural–Whitney Museum	5.00%	7/1/2031	A	2,000	2,290,400
NYS Muni Bd Bk–Lease	5.00%	12/1/2022	AA	1,520	1,845,022
Utility Debt Sec Auth–LIPA	5.00%	12/15/2037	AAA	2,115	2,551,451
Utility Debt Sec Auth–LIPA	5.00%	12/15/2041	AAA	1,000	1,164,840
Yonkers EDC–Charter Sch Ed Excellence	6.25%	10/15/2040	BB	1,100	1,165,120
Total					26,575,086

Special Tax 1.15%
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2022	AAA	1,000	1,228,030
NY Sales Tax Asset Receivable Corp	5.00%	10/15/2030	AAA	1,000	1,230,600
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BB+	2,075	2,133,889
Total					4,592,519

Tax Revenue 15.35%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	755	851,172
Hudson Yards	5.75%	2/15/2047	A	2,650	3,108,079
MTA NY–Dedicated Tax	5.00%	11/15/2022	AA	1,010	1,232,392
MTA NY–Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,131,990
MTA NY–Dedicated Tax	5.25%	11/15/2031	AA	1,000	1,268,780
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	3,185	3,722,055
NY Dorm–PIT	5.00%	12/15/2025	AAA	1,000	1,210,770
NY Dorm–PIT	5.00%	3/15/2027	AAA	1,250	1,547,637
NY Dorm–PIT	5.00%	2/15/2034	AAA	1,250	1,487,125
NY Dorm–PIT	5.00%	3/15/2036	AAA	2,000	2,381,180
NY Dorm–Sales Tax	5.00%	3/15/2026	AAA	1,000	1,259,500
NY Dorm–Sales Tax	5.00%	3/15/2030	AAA	530	644,083
NY Dorm–Sales Tax	5.00%	3/15/2038	AAA	1,010	1,168,651
NY Twy Auth–PIT	5.00%	3/15/2023	AAA	1,525	1,787,971
NY UDC–PIT	5.00%	12/15/2025	AAA	3,290	3,520,892
NY UDC–PIT	5.00%	12/15/2026	AAA	4,790	5,126,162
NY UDC–PIT	5.00%	12/15/2028	AAA	3,500	3,877,160
NY UDC–PIT	5.00%	3/15/2033	AAA	2,010	2,357,871
NY UDC–PIT	5.00%	3/15/2035	AAA	1,000	1,204,240
NY UDC–PIT	5.00%	3/15/2036	AAA	1,500	1,756,875
NY UDC–PIT	5.00%	3/15/2042	AAA	1,550	1,820,010

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
NYC TFA–Future Tax	4.00%	11/1/2022	AAA		$1,000	$1,157,940
NYC TFA–Future Tax	5.00%	11/1/2021	AAA		2,010	2,410,874
NYC TFA–Future Tax	5.00%	11/1/2023	AAA		1,000	1,221,770
NYC TFA–Future Tax	5.00%	11/1/2023	AAA		1,000	1,239,940
NYC TFA–Future Tax	5.00%	2/1/2027	AAA		1,500	1,756,275
NYC TFA–Future Tax	5.00%	2/1/2030	AAA		240	290,827
NYC TFA–Future Tax	5.00%	11/1/2032	AAA		1,300	1,558,284
NYC TFA–Future Tax	5.00%	5/1/2034	NR		5	5,625
NYC TFA–Future Tax	5.00%	5/1/2034	AAA		2,495	2,775,313
NYC TFA–Future Tax	5.00%	8/1/2037	AAA		1,800	2,122,866
NYC TFA–Future Tax	5.00%	11/1/2038	AAA		1,540	1,829,843
PR Corp Sales Tax	5.25%	8/1/2027	CC		640	264,000
PR Corp Sales Tax	5.75%	8/1/2037	CC		4,600	1,932,000
Total						61,030,152

Tobacco 2.93%
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,468,246
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,265,053
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	1,745	1,773,409
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(a)	2,350	2,355,405
TSASC	5.00%	6/1/2026	BB-		1,760	1,768,061
TSASC	5.125%	6/1/2042	B-		3,190	3,012,221
Total						11,642,395

Transportation 15.61%
MTA NY	5.00%	11/15/2023	AA-		1,000	1,211,190
MTA NY	5.00%	11/15/2023	AA-		2,455	2,974,920
MTA NY	5.00%	11/15/2027	AA-		350	425,037
MTA NY	5.00%	11/15/2027	AA-		1,750	2,135,507
MTA NY	5.00%	11/15/2028	AA-		705	861,940
MTA NY	5.00%	11/15/2028	AA-		1,000	1,189,670
MTA NY	5.00%	11/15/2029	A	(a)	1,500	1,841,610
MTA NY	5.00%	11/15/2030	AA-		2,000	2,385,800
MTA NY	5.00%	11/15/2038	AA-		2,500	2,885,700
MTA NY	5.00%	11/15/2041	AA-		1,000	1,174,240
MTA NY	5.25%	11/15/2028	AA-		3,740	4,693,775
MTA NY	5.25%	11/15/2029	AA-		1,000	1,218,130
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,139,610

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NY Bridge Auth	4.00%	1/1/2027	AA-	$1,000	$1,102,760
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,789,635
NY Twy Auth	5.00%	1/1/2032	A	3,000	3,556,920
NY Twy Auth	5.00%	1/1/2036	A	1,760	2,028,981
Port Auth NY & NJ	4.00%	12/1/2022	AA-	1,560	1,782,550
Port Auth NY & NJ	5.00%	9/1/2028	AA-	750	914,198
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,500	1,754,070
Port Auth NY & NJ	5.00%	10/15/2041	AA-	2,500	2,954,850
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	170	192,236
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	Baa1	220	253,216
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	640	747,654
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	1,020	1,189,116
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	264,764
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	477,852
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,460	1,734,071
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,000	1,159,970
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,468,187
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,734,016
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,374,463
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-	2,500	2,675,750
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,525	3,090,322
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	620,130
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	739,674
Triborough Brdg & Tunl Auth	5.00%	11/15/2036	AA-	1,680	2,019,864
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,154,880
Triborough Brdg & Tunl Auth	5.00%	11/15/2040	AA-	1,000	1,184,230
Total					62,101,488

Utilities 11.55%
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	562,260
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	570,070
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	461,016
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,163,820
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,338,880
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,079,882
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,151,600
Long Island Power Authority	5.00%	9/1/2038	A-	1,000	1,151,310
NY Energy–Brooklyn Union Gas AMT	6.952%	7/1/2026	A2	8,000	8,023,760

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2016

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)
NY Env Facs–Clean Wtr & Drinking	4.75%	6/15/2032	AAA	$2,500		$2,613,750
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000		2,242,140
NY Env Facs–Clean Wtr & Drinking	5.00%	11/15/2029	AAA	1,000		1,231,140
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2032	AAA	1,000		1,220,720
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250		1,452,875
NYC Muni Water	5.00%	6/15/2029	AA+	2,000		2,170,900
NYC Muni Water	5.00%	6/15/2034	AA+	1,500		1,771,440
NYC Muni Water	5.00%	6/15/2034	AA+	1,525		1,791,219
NYC Muni Water	5.00%	6/15/2035	AA+	1,550		1,824,862
NYC Muni Water	5.00%	6/15/2035	AA+	1,675		1,991,675
NYC Muni Water	5.00%	6/15/2036	AA+	2,250		2,673,540
NYC Muni Water	5.00%	6/15/2036	AA+	1,750		2,079,420
NYC Muni Water	5.00%	6/15/2046	AA+	1,500		1,756,530
NYC Muni Water	5.25%	6/15/2037	AA+	1,500		1,853,190
PR Aqueduct & Swr Auth	5.00%	7/1/2033	CCC-	370		240,500
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CCC-	690		451,950
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CCC-	420		282,450
PR Elec Pwr Auth	5.75%	7/1/2036	Caa3	1,250		778,125
Total						45,929,024
Total Municipal Bonds (cost $371,609,769)						392,122,811

				Shares (000)

SHORT-TERM INVESTMENTS 0.35%

Money Market Mutual Fund 0.00%
Dreyfus NY Municipal Cash Management (cost $500)				–	(h)	500

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2016

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Note 0.35%

Utilities
NYC Muni Water (cost $1,400,000)	0.46%	4/1/2016	6/15/2032	AA+	$1,400	$1,400,000
Total Short-Term Investments (cost $1,400,500)						1,400,500
Total Investments in Securities 98.94% (cost $373,010,269)						393,523,311
Cash and Other Assets in Excess of Liabilities(i) 1.06%						4,199,752
Net Assets 100.00%						$397,723,063

Open Futures Contracts at March 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2016	34	Short	$(5,590,875)	$29,956

Note: See Footnotes to Schedules of Investments on page 133 of this report.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$392,122,811	$–	$392,122,811
Money Market Mutual Fund	500	–	–	500
Variable Rate Demand Note	–	1,400,000	–	1,400,000
Total	$500	$393,522,811	$–	$393,523,311

Other Financial Instruments
Futures Contracts
Assets	$29,956	$–	$–	$29,956
Liabilities	–	–	–	–
Total	$29,956	$–	$–	$29,956

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

132	See Notes to Financial Statements.

Footnotes to Schedules of Investments

March 31, 2016

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.

Pre-Refunded Bonds   A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2016.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2016.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis (See Note 2(g)).
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Amount represents less than 1,000 shares.
(i)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	133

Statements of Assets and Liabilities (unaudited)

March 31, 2016

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$1,994,981,485	$4,151,752,206	$193,305,285
Investments in securities, at fair value	$2,017,555,761	$4,323,443,568	$202,818,050
Cash	1,174,617	1,716,221	365,215
Deposits with brokers for futures collateral	–	1,085,600	108,000
Receivables:
Interest	18,415,225	51,717,926	2,663,988
Capital shares sold	5,573,900	33,813,413	3,120,628
Investment securities sold	10,811,648	15,850,966	227,920
From advisor (See Note 3)	80,264	–	42,564
Prepaid expenses and other assets	163,019	162,037	34,981
Total assets	2,053,774,434	4,427,789,731	209,381,346
LIABILITIES:
Payables:
Investment securities purchased	19,906,920	31,281,980	1,513,730
Trust certificates (See Note 2(h))	–	2,250,000	–
Capital shares reacquired	3,193,866	12,735,275	791,067
Management fee	686,445	1,409,652	85,018
12b-1 distribution plan	428,675	1,195,974	40,387
Interest expense and fees (See Note 2(h))	–	2,465	–
Directors’ fees	239,736	348,163	12,799
Fund administration	68,703	145,845	6,801
To affiliate (See Note 3)	–	–	–
Variation margin	–	271,188	26,148
Distributions payable	1,718,803	9,086,425	525,361
Accrued expenses	204,358	338,114	43,486
Total liabilities	26,447,506	59,065,081	3,044,797
Net Assets	$2,027,326,928	$4,368,724,650	$206,336,549
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,011,092,945	$4,189,148,760	$201,059,871
Undistributed (distributions in excess of) net investment income	501,886	9,856,022	429,817
Accumulated net realized loss on investments and futures contracts	(6,842,179)	(2,018,272)	(4,689,692)
Net unrealized appreciation on investments and futures contracts	22,574,276	171,738,140	9,536,553
Net Assets	$2,027,326,928	$4,368,724,650	$206,336,549

134	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$1,848,187,044	$2,071,573,709	$58,193,470	$267,756,850	$94,634,671	$373,010,269
$1,975,800,420	$2,085,940,560	$58,978,893	$292,326,171	$97,871,744	$393,523,311
1,457,343	1,374,105	540,172	4,303,774	1,629,261	1,026,046
156,000	352,000	40,500	44,000	36,000	136,000

26,274,786	32,252,738	746,734	3,862,261	1,307,309	4,906,017
9,083,105	10,812,304	1,584,361	2,525,009	402,810	2,498,043
1,986,597	629,884	406,798	–	–	–
–	–	15,509	–	1,958	–
79,789	71,733	33,735	34,086	26,482	34,112
2,014,838,040	2,131,433,324	62,346,702	303,095,301	101,275,564	402,123,529

6,354,618	14,920,044	659,475	2,494,692	1,516,680	23,903
59,715,000	30,570,000	–	1,500,000	–	–
5,216,948	5,274,564	625,353	311,296	91,109	2,980,453
693,715	819,439	19,099	110,609	37,225	150,747
598,442	582,775	11,206	90,321	26,522	129,226
117,458	36,668	–	3,358	–	–
442,682	241,768	294	101,706	33,387	101,042
65,136	69,239	1,910	9,832	3,309	13,400
–	41,454	–	–	–	–
37,490	84,997	10,688	10,545	8,705	32,895
5,633,354	7,527,228	6,134	783,742	264,167	906,040
239,856	503,443	28,115	77,750	41,478	62,760
79,114,699	60,671,619	1,362,274	5,493,851	2,022,582	4,400,466
$1,935,723,341	$2,070,761,705	$60,984,428	$297,601,450	$99,252,982	$397,723,063

$1,841,036,144	$2,392,282,076	$60,234,993	$283,092,599	$102,271,948	$387,309,980

6,136,688	19,071,174	74,339	92,347	(81,247)	(450,417)

(39,097,228)	(355,034,952)	(104,544)	(10,154,610)	(6,177,518)	(9,679,498)

127,647,737	14,443,407	779,640	24,571,114	3,239,799	20,542,998
$1,935,723,341	$2,070,761,705	$60,984,428	$297,601,450	$99,252,982	$397,723,063

See Notes to Financial Statements.	135

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2016

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,069,002,249	$1,796,812,507	$132,731,248
Class B Shares	–	$2,414,595	–
Class C Shares	$193,698,671	$616,636,083	$26,577,074
Class F Shares	$713,390,444	$1,724,269,032	$46,096,777
Class I Shares	$51,235,564	$228,576,052	$931,450
Class P Shares	–	$16,381	–
Outstanding shares by class*:
Class A Shares	67,829,079	163,692,254	8,189,982
Class B Shares	–	220,164	–
Class C Shares	12,289,924	56,247,428	1,640,231
Class F Shares	45,262,079	157,117,411	2,844,304
Class I Shares	3,250,152	20,821,141	57,439
Class P Shares	–	1,492	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.76	$10.98	$16.21
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.12	$11.23	$16.58
Class B Shares-Net asset value	–	$10.97	–
Class C Shares-Net asset value	$15.76	$10.96	$16.20
Class F Shares-Net asset value	$15.76	$10.97	$16.21
Class I Shares-Net asset value	$15.76	$10.98	$16.22
Class P Shares-Net asset value	–	$10.98	–

*	Lord Abbett Municipal Income Fund, Inc. has 5,165,001,000 authorized shares of capital stock (par value $.001), which are designated as follows: 900,001,000 to Short Duration, 1,030,000,000 to Intermediate, 140,000,000 to AMT Free, 550,000,000 to National, 925,000,000 to High Yield, 900,000,000 to Short Duration High Yield and 240,000,000 to each of California, New Jersey and New York.

136	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$1,494,577,003	$1,178,407,710	$34,500,208	$207,072,829	$91,501,981	$297,256,280
$2,990,475	–	–	–	–	–
$186,360,191	$415,580,024	$4,528,383	$45,823,044	–	$62,196,087
$248,244,371	$429,976,073	$21,044,279	$40,491,976	$7,737,106	$36,775,775
$3,551,301	$46,783,618	$911,558	$4,213,601	$13,895	$1,494,921
–	$14,280	–	–	–	–

130,079,757	100,042,556	2,251,870	18,648,404	18,321,444	25,995,908
258,997	–	–	–	–	–
16,201,675	35,269,893	295,513	4,125,149	–	5,446,513
21,621,814	36,474,898	1,373,592	3,646,602	1,548,457	3,213,136
309,263	3,977,587	59,494	379,672	2,780	130,657
–	1,211	–	–	–	–

$11.49	$11.78	$15.32	$11.10	$4.99	$11.43
$11.75	$12.05	$15.67	$11.36	$5.10	11.69

$11.55	–	–	–	–	–
$11.50	$11.78	$15.32	$11.11	–	$11.42
$11.48	$11.79	$15.32	$11.10	$5.00	$11.45
$11.48	$11.76	$15.32	$11.10	$5.00	$11.44
–	$11.79	–	–	–	–

See Notes to Financial Statements.	137

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2016

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$17,370,260	$70,031,096	$3,504,862
Total investment income	17,370,260	70,031,096	3,504,862
Expenses:
Management fee	4,044,465	7,809,682	447,593
12b-1 distribution plan-Class A	1,061,626	1,694,624	120,004
12b-1 distribution plan-Class B	–	13,204	–
12b-1 distribution plan-Class C	811,535	2,428,005	100,489
12b-1 distribution plan-Class F	358,259	779,514	17,057
12b-1 distribution plan-Class P	–	37	–
Interest expense and fees (See Note 2(h))	–	8,088	–
Shareholder servicing	351,710	954,806	43,593
Professional	29,937	32,826	22,397
Reports to shareholders	33,678	80,512	4,642
Fund administration	404,771	806,366	35,807
Custody	14,388	25,414	3,151
Directors’ fees	20,940	39,425	1,657
Registration	144,794	128,743	30,984
Offering costs	–	–	–
Other	143,048	252,025	13,242
Gross expenses	7,419,151	15,053,271	840,616
Expense reductions (See Note 9)	(2,096)	(4,228)	(191)
Fees waived and expenses reimbursed (See Note 3)	(631,966)	–	(244,801)
Net expenses	6,785,089	15,049,043	595,624
Net investment income	10,585,171	54,982,053	2,909,238
Net realized and unrealized gain (loss):
Net realized gain on investments	517,784	4,481,685	203,746
Net realized loss on futures contracts	–	(2,730,044)	(242,886)
Net change in unrealized appreciation/depreciation on investments	2,489,885	63,928,089	3,941,602
Net change in unrealized appreciation/depreciation on futures contracts	–	245,321	36,436
Net realized and unrealized gain	3,007,669	65,925,051	3,938,898
Net Increase in Net Assets Resulting From Operations	$13,592,840	$120,907,104	$6,848,136

138	See Notes to Financial Statements.

National	High Yield	Short Duration High Yield	California	New Jersey	New York

$40,701,805	$56,997,664	$699,403	$5,821,663	$2,029,410	$7,293,709
40,701,805	56,997,664	699,403	5,821,663	2,029,410	7,293,709

3,927,702	4,746,856	80,169	616,330	216,363	874,177
1,444,433	1,149,345	21,728	192,362	89,472	295,589
15,655	–	–	–	–	–
735,303	1,669,522	11,618	174,440	–	248,589
103,933	208,969	7,616	18,324	3,338	16,429
–	31	–	–	–	–
173,188	96,907	–	4,499	–	5,685
466,410	498,879	9,386	52,551	27,613	83,528
30,306	48,508	15,729	23,536	19,927	22,084
42,958	48,291	1,501	5,961	3,255	7,735
367,770	400,043	8,017	54,785	19,232	77,705
13,473	14,920	1,683	3,643	2,534	4,328
18,408	20,325	270	2,723	996	3,845
57,999	60,031	9,129	24,635	19,680	25,201
–	–	16,201	–	–	–
124,006	141,499	3,239	21,184	9,098	27,981
7,521,544	9,104,126	186,286	1,194,973	411,508	1,692,876
(1,920)	(2,081)	(44)	(286)	(99)	(407)
–	–	(75,132)	–	(4,778)	–
7,519,624	9,102,045	111,110	1,194,687	406,631	1,692,469
33,182,181	47,895,619	588,293	4,626,976	1,622,779	5,601,240

2,524,363	(5,221,788)	(454)	(751,097)	561,217	1,488,462
(445,484)	(637,310)	(73,441)	(79,072)	(68,515)	(371,342)

36,907,477	43,419,795	692,287	7,036,354	2,113,975	7,148,379

78,314	204,916	1,097	55,259	11,190	103,826
39,064,670	37,765,613	619,489	6,261,444	2,617,867	8,369,325

$72,246,851	$85,661,232	$1,207,782	$10,888,420	$4,240,646	$13,970,565

See Notes to Financial Statements.	139

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2016 (unaudited)	For the Year Ended September 30, 2015
Operations:
Net investment income	$10,585,171	$22,000,129
Net realized gain (loss) on investments and futures contracts	517,784	1,267,388
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,489,885	(10,774,170)
Net increase in net assets resulting from operations	13,592,840	12,493,347
Distributions to shareholders from:
Net investment income
Class A	(5,640,571)	(11,830,665)
Class B	–	–
Class C	(442,527)	(850,859)
Class F	(4,151,188)	(8,511,820)
Class I	(297,623)	(632,114)
Class P	–	–
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class I	–	–
Class P	–	–
Total distributions to shareholders	(10,531,909)	(21,825,458)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	399,933,980	816,056,011
Reinvestment of distributions	5,598,700	11,791,294
Cost of shares reacquired	(406,761,301)	(1,120,937,715)
Net increase (decrease) in net assets resulting from capital share transactions	(1,228,621)	(293,090,410)
Net increase (decrease) in net assets	1,832,310	(302,422,521)
NET ASSETS:
Beginning of year	$2,025,494,618	$2,327,917,139
End of year	$2,027,326,928	$2,025,494,618
Undistributed net investment income	$501,886	$448,624

140	See Notes to Financial Statements.

Intermediate		AMT Free
For the Six Months Ended March 31, 2016 (unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (unaudited)	For the Year Ended September 30, 2015

$54,982,053	$99,648,793	$2,909,238	$5,014,026

1,751,641	10,613,999	(39,140)	86,760

64,173,410	(29,067,108)	3,978,038	(825,105)
120,907,104	81,195,684	6,848,136	4,275,681

(22,889,904)	(43,200,106)	(1,952,553)	(3,394,776)
(25,282)	(69,328)	–	–
(6,070,080)	(12,255,169)	(317,217)	(576,270)
(21,816,984)	(37,720,655)	(570,357)	(926,045)
(2,756,039)	(3,876,605)	(13,790)	(12,304)
(199)	(400)	–	–

(1,203,903)	–	–	–
(1,895)	–	–	–
(415,149)	–	–	–
(1,090,194)	–	–	–
(130,919)	–	–	–
(12)	–	–	–
(56,400,560)	(97,122,263)	(2,853,917)	(4,909,395)

957,823,874	1,353,285,968	62,099,168	61,847,056
37,104,157	63,849,019	2,304,238	4,024,302
(462,203,194)	(839,452,826)	(19,968,150)	(45,235,650)

532,724,837	577,682,161	44,435,256	20,635,708
597,231,381	561,755,582	48,429,475	20,001,994

$3,771,493,269	$3,209,737,687	$157,907,074	$137,905,080
$4,368,724,650	$3,771,493,269	$206,336,549	$157,907,074
$9,856,022	$8,432,457	$429,817	$374,496

See Notes to Financial Statements.	141

Statements of Changes in Net Assets (continued)

	National
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2016 (unaudited)	For the Year Ended September 30, 2015
Operations:
Net investment income	$33,182,181	$63,638,617
Net realized gain (loss) on investments and futures contracts	2,078,879	3,869,901
Net change in unrealized appreciation/depreciation on investments and futures contracts	36,985,791	(13,131,455)
Net increase in net assets resulting from operations	72,246,851	54,377,063
Distributions to shareholders from:
Net investment income
Class A	(26,061,644)	(50,979,102)
Class B	(43,955)	(107,359)
Class C	(2,665,809)	(5,227,998)
Class F	(3,834,343)	(6,329,585)
Class I	(70,416)	(76,898)
Class P	–	–
Total distributions to shareholders	(32,676,167)	(62,720,942)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	225,724,021	281,188,501
Reinvestment of distributions	27,481,304	52,715,085
Cost of shares reacquired	(126,599,794)	(311,162,729)
Net increase (decrease) in net assets resulting from capital share transactions	126,605,531	22,740,857
Net increase (decrease) in net assets	166,176,215	14,396,978
NET ASSETS:
Beginning of year	$1,769,547,126	$1,755,150,148
End of year	$1,935,723,341	$1,769,547,126
Undistributed net investment income	$6,136,688	$5,630,674

*	For the period June 1, 2015 (commencement of operations) to September 30, 2015.

142	See Notes to Financial Statements.

High Yield		Short Duration High Yield
For the Six Months Ended March 31, 2016 (unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (unaudited)	For the Period Ended September 30, 2015*

$47,895,619	$95,266,128	$588,293	$147,179

(5,859,098)	(8,247,718)	(73,895)	(30,649)

43,624,711	(22,143,286)	693,384	86,256
85,661,232	64,875,124	1,207,782	202,786

(26,688,369)	(54,087,380)	(290,589)	(69,626)
–	–	–	–
(8,158,163)	(16,325,327)	(22,345)	(2,456)
(9,903,000)	(19,717,273)	(210,444)	(59,453)
(661,853)	(582,550)	(11,032)	(4,349)
(309)	(593)	–	–
(45,411,694)	(90,713,123)	(534,410)	(135,884)

283,616,797	539,277,999	45,009,869	22,738,439
35,322,615	71,032,687	509,687	133,008
(242,717,564)	(618,132,774)	(7,771,032)	(375,817)

76,221,848	(7,822,088)	37,748,524	22,495,630
116,471,386	(33,660,087)	38,421,896	22,562,532

$1,954,290,319	$1,987,950,406	$22,562,532	$–
$2,070,761,705	$1,954,290,319	$60,984,428	$22,562,532
$19,071,174	$16,587,249	$74,339	$20,456

See Notes to Financial Statements.	143

Statements of Changes in Net Assets (concluded)

	California
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2016 (unaudited)	For the Year Ended September 30, 2015
Operations:
Net investment income	$4,626,976	$8,515,842
Net realized gain (loss) on investments and futures contracts	(830,169)	1,150,229
Net change in unrealized appreciation/depreciation on investments and futures contracts	7,091,613	(1,410,773)
Net increase in net assets resulting from operations	10,888,420	8,255,298
Distributions to shareholders from:
Net investment income
Class A	(3,283,077)	(6,176,770)
Class C	(584,908)	(1,068,570)
Class F	(643,049)	(1,106,644)
Class I	(50,086)	(53,983)
Total distributions to shareholders	(4,561,120)	(8,405,967)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	50,150,873	71,315,672
Reinvestment of distributions	3,778,782	7,017,508
Cost of shares reacquired	(26,615,936)	(45,307,131)
Net increase (decrease) in net assets resulting from capital share transactions	27,313,719	33,026,049
Net increase (decrease) in net assets	33,641,019	32,875,380
NET ASSETS:
Beginning of year	$263,960,431	$231,085,051
End of year	$297,601,450	$263,960,431
Undistributed (distributions in excess of) net investment income	$92,347	$26,491

144	See Notes to Financial Statements.

New Jersey		New York
For the Six Months Ended March 31, 2016 (unaudited)	For the Year Ended September 30, 2015	For the Six Months Ended March 31, 2016 (unaudited)	For the Year Ended September 30, 2015

$1,622,779	$3,371,339	$5,601,240	$10,533,609

492,702	895,119	1,117,120	1,629,682

2,125,165	(2,559,562)	7,252,205	(3,162,505)
4,240,646	1,706,896	13,970,565	9,000,786

(1,489,548)	(3,111,519)	(4,368,416)	(8,284,127)
–	–	(674,519)	(1,305,290)
(114,357)	(227,351)	(499,319)	(837,638)
(242)	(478)	(15,652)	(24,347)
(1,604,147)	(3,339,348)	(5,557,906)	(10,451,402)

6,941,194	11,301,232	60,018,167	98,782,412
1,252,536	2,656,509	4,257,502	7,911,780
(7,913,536)	(15,553,745)	(42,648,619)	(52,942,140)

280,194	(1,596,004)	21,627,050	53,752,052
2,916,693	(3,228,456)	30,039,709	52,301,436

$96,336,289	$99,564,745	$367,683,354	$315,381,918
$99,252,982	$96,336,289	$397,723,063	$367,683,354

$(81,247)	$(99,879)	$(450,417)	$(493,751)

See Notes to Financial Statements.	145

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

					Distributions to
		Investment Operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
3/31/2016(d)	$15.74	$0.08	$0.02	$0.10	$(0.08)	$–	$(0.08)
9/30/2015	15.80	0.16	(0.06)	0.10	(0.16)	–	(0.16)
9/30/2014	15.71	0.19	0.10	0.29	(0.19)	(0.01)	(0.20)
9/30/2013	15.97	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
9/30/2012	15.83	0.26	0.15	0.41	(0.26)	(0.01)	(0.27)
9/30/2011	15.80	0.33	0.03	0.36	(0.33)	–	(0.33)
Class C
3/31/2016(d)	15.74	0.04	0.02	0.06	(0.04)	–	(0.04)
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	–	(0.06)
9/30/2014	15.71	0.09	0.10	0.19	(0.09)	(0.01)	(0.10)
9/30/2013	15.97	0.11	(0.26)	(0.15)	(0.10)	(0.01)	(0.11)
9/30/2012	15.83	0.16	0.15	0.31	(0.16)	(0.01)	(0.17)
9/30/2011	15.80	0.21	0.03	0.24	(0.21)	–	(0.21)
Class F
3/31/2016(d)	15.74	0.09	0.02	0.11	(0.09)	–	(0.09)
9/30/2015	15.80	0.18	(0.07)	0.11	(0.17)	–	(0.17)
9/30/2014	15.71	0.20	0.10	0.30	(0.20)	(0.01)	(0.21)
9/30/2013	15.97	0.23	(0.25)	(0.02)	(0.23)	(0.01)	(0.24)
9/30/2012	15.83	0.27	0.16	0.43	(0.28)	(0.01)	(0.29)
9/30/2011	15.80	0.34	0.03	0.37	(0.34)	–	(0.34)
Class I
3/31/2016(d)	15.74	0.10	0.02	0.12	(0.10)	–	(0.10)
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	–	(0.19)
9/30/2014	15.71	0.22	0.10	0.32	(0.22)	(0.01)	(0.23)
9/30/2013	15.97	0.24	(0.25)	(0.01)	(0.24)	(0.01)	(0.25)
9/30/2012	15.83	0.28	0.16	0.44	(0.29)	(0.01)	(0.30)
9/30/2011	15.80	0.35	0.04	0.39	(0.36)	–	(0.36)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.

146	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total	Total
			expenses	expenses
			after	after
			waivers	waivers
			and/or reim-	and/or reim-
Net			bursements	bursements					Net
asset			(includes	(excludes			Net		assets,	Portfolio
value,	Total		interest	interest	Total		investment		end of	turnover
end of	return(b)		expense)(c)	expense)(c)	expenses		income		period	rate
period	(%)		(%)	(%)	(%)		(%)		(000)	(%)

$15.76	0.66	(e)	0.33 (e)	0.33 (e)	0.36	(e)	0.53	(e)	$1,069,002	10.72	(e)
15.74	0.63		0.65	0.65	0.70		1.02		1,056,101	25.83
15.80	1.85		0.64	0.64	0.70		1.19		1,231,268	28.30
15.71	(0.28)		0.63	0.62	0.70		1.32		1,476,264	23.80
15.97	2.65		0.61	0.60	0.70		1.65		1,511,237	18.11
15.83	2.30		0.59	0.58	0.70		2.08		1,249,341	52.51

15.76	0.35	(e)	0.63 (e)	0.63 (e)	0.67	(e)	0.23	(e)	193,699	10.72	(e)
15.74	0.01		1.27	1.27	1.33		0.39		200,818	25.83
15.80	1.20		1.28	1.28	1.34		0.55		237,782	28.30
15.71	(0.93)		1.29	1.29	1.36		0.67		285,611	23.80
15.97	1.97		1.27	1.26	1.36		1.00		298,123	18.11
15.83	1.56		1.31	1.31	1.41		1.36		244,872	52.51

15.76	0.71	(e)	0.27 (e)	0.27 (e)	0.30	(e)	0.58	(e)	713,390	10.72	(e)
15.74	0.73		0.55	0.55	0.60		1.11		724,280	25.83
15.80	1.95		0.54	0.54	0.60		1.29		775,914	28.30
15.71	(0.18)		0.53	0.52	0.60		1.42		757,444	23.80
15.97	2.75		0.51	0.50	0.60		1.72		704,486	18.11
15.83	2.40		0.49	0.48	0.60		2.18		365,694	52.51

15.76	0.76	(e)	0.22 (e)	0.22 (e)	0.26	(e)	0.63	(e)	51,236	10.72	(e)
15.74	0.83		0.45	0.45	0.50		1.20		44,295	25.83
15.80	2.04		0.44	0.44	0.50		1.38		82,953	28.30
15.71	(0.08)		0.43	0.42	0.50		1.50		67,487	23.80
15.97	2.83		0.41	0.40	0.50		1.77		23,111	18.11
15.83	2.48		0.39	0.39	0.49		2.22		6,330	52.51

See Notes to Financial Statements.	147

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:
				Total	Net asset
			Net	from	value on		Net
	Net asset	Net	realized	invest-	SEC	Net	realized
	value,	invest-	and	ment	Effective	invest-	and
	beginning	ment	unrealized	opera-	Date,	ment	unrealized
	of period	income(a)	gain (loss)	tions	2/1/2011	income(a)	gain (loss)
Class A
3/31/2016(d)	$10.80	$–	$–	$–	$–	$0.15	$0.19
9/30/2015	10.83	–	–	–	–	0.31	(0.04)
9/30/2014	10.49	–	–	–	–	0.32	0.41
9/30/2013	10.99	–	–	–	–	0.29	(0.50)
9/30/2012	10.49	–	–	–	–	0.33	0.50
9/30/2011	10.52	–	–	–	–	0.39	(0.03)
Class B
3/31/2016(d)	10.79	–	–	–	–	0.11	0.18
9/30/2015	10.83	–	–	–	–	0.22	(0.05)
9/30/2014	10.48	–	–	–	–	0.24	0.41
9/30/2013	10.98	–	–	–	–	0.20	(0.50)
9/30/2012	10.48	–	–	–	–	0.25	0.50
9/30/2011	10.51	–	–	–	–	0.31	(0.04)
Class C
3/31/2016(d)	10.79	–	–	–	–	0.12	0.17
9/30/2015	10.82	–	–	–	–	0.24	(0.04)
9/30/2014	10.48	–	–	–	–	0.25	0.41
9/30/2013	10.98	–	–	–	–	0.22	(0.51)
9/30/2012	10.48	–	–	–	–	0.26	0.50
9/30/2011	10.51	–	–	–	–	0.32	(0.04)
Class F
3/31/2016(d)	10.80	–	–	–	–	0.16	0.17
9/30/2015	10.83	–	–	–	–	0.32	(0.04)
9/30/2014	10.49	–	–	–	–	0.33	0.41
9/30/2013	10.99	–	–	–	–	0.30	(0.50)
9/30/2012	10.49	–	–	–	–	0.34	0.50
9/30/2011	10.52	–	–	–	–	0.40	(0.03)
Class I
3/31/2016(d)	10.80	–	–	–	–	0.16	0.19
9/30/2015	10.84	–	–	–	–	0.33	(0.05)
9/30/2014	10.49	–	–	–	–	0.34	0.42
9/30/2013	11.00	–	–	–	–	0.31	(0.51)
9/30/2012	10.50	–	–	–	–	0.34	0.51
1/31/2011 to 9/30/2011(f)	9.96	0.00 (g)	(0.01)	(0.01)	9.95	0.27	0.55 (h)
Class P
3/31/2016(d)	10.80	–	–	–	–	0.14	0.18
9/30/2015	10.84	–	–	–	–	0.28	(0.04)
9/30/2014	10.49	–	–	–	–	0.30	0.41
9/30/2013	11.00	–	–	–	–	0.27	(0.52)
9/30/2012	10.50	–	–	–	–	0.31	0.50
9/30/2011	10.52	–	–	–	–	0.37	(0.03)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.

148	See Notes to Financial Statements.

	Distributions to
	shareholders from:
Total
from				Net
invest-				asset
ment	Net	Net	Total	value,	Total		Total
opera-	investment	realized	distri-	end of	return(b)		return(b)
tions	income	gain	butions	period	(%)		(%)

$0.34	$(0.15)	$(0.01)	$(0.16)	$10.98	–		3.12	(e)
0.27	(0.30)	–	(0.30)	10.80	–		2.52
0.73	(0.32)	(0.07)	(0.39)	10.83	–		7.09
(0.21)	(0.29)	–	(0.29)	10.49	–		(1.99)
0.83	(0.33)	–	(0.33)	10.99	–		8.04
0.36	(0.39)	–	(0.39)	10.49	–		3.55

0.29	(0.10)	(0.01)	(0.11)	10.97	–		2.72	(e)
0.17	(0.21)	–	(0.21)	10.79	–		1.62
0.65	(0.23)	(0.07)	(0.30)	10.83	–		6.35
(0.30)	(0.20)	–	(0.20)	10.48	–		(2.78)
0.75	(0.25)	–	(0.25)	10.98	–		7.19
0.27	(0.30)	–	(0.30)	10.48	–		2.73

0.29	(0.11)	(0.01)	(0.12)	10.96	–		2.71	(e)
0.20	(0.23)	–	(0.23)	10.79	–		1.89
0.66	(0.25)	(0.07)	(0.32)	10.82	–		6.42
(0.29)	(0.21)	–	(0.21)	10.48	–		(2.66)
0.76	(0.26)	–	(0.26)	10.98	–		7.32
0.28	(0.31)	–	(0.31)	10.48	–		2.81

0.33	(0.15)	(0.01)	(0.16)	10.97	–		3.08	(e)
0.28	(0.31)	–	(0.31)	10.80	–		2.62
0.74	(0.33)	(0.07)	(0.40)	10.83	–		7.20
(0.20)	(0.30)	–	(0.30)	10.49	–		(1.89)
0.84	(0.34)	–	(0.34)	10.99	–		8.15
0.37	(0.40)	–	(0.40)	10.49	–		3.66

0.35	(0.16)	(0.01)	(0.17)	10.98	–		3.22	(e)
0.28	(0.32)	–	(0.32)	10.80	–		2.63
0.76	(0.34)	(0.07)	(0.41)	10.84	–		7.41
(0.20)	(0.31)	–	(0.31)	10.49	–		(1.89)
0.85	(0.35)	–	(0.35)	11.00	–		8.22
0.82	(0.27)	–	(0.27)	10.50	8.26	(e)(i)	8.35	(e)(j)

0.32	(0.13)	(0.01)	(0.14)	10.98	–		3.00	(e)
0.24	(0.28)	–	(0.28)	10.80	–		2.19
0.71	(0.29)	(0.07)	(0.36)	10.84	–		6.94
(0.25)	(0.26)	–	(0.26)	10.49	–		(2.32)
0.81	(0.31)	–	(0.31)	11.00	–		7.79
0.34	(0.36)	–	(0.36)	10.50	–		3.41

(g)	Amount is less than $0.01.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	Total return for the period 1/31/2011 through 9/30/2011.
(j)	Total return for the period 2/1/2011 through 9/30/2011.
(k)	Annualized.

See Notes to Financial Statements.	149

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Ratios to Average Net Assets:						Supplemental Data:
	Total expenses	Total expenses
	after waivers	after waivers
	and/or reim-	and/or reim-
	bursements	bursements					Net
	(includes	(excludes			Net		assets,	Portfolio
	interest	interest	Total		investment		end of	turnover
	expense)(c)	expense)(c)	expenses		income		period	rate
	(%)	(%)	(%)		(%)		(000)	(%)
Class A
3/31/2016(d)	0.35 (e)	0.35 (e)	0.35	(e)	1.38	(e)	$1,796,813	4.94	(e)
9/30/2015	0.71	0.71	0.71		2.84		1,592,318	12.23
9/30/2014	0.70	0.70	0.71		3.04		1,485,143	18.92
9/30/2013	0.69	0.68	0.70		2.67		1,829,614	30.59
9/30/2012	0.67	0.66	0.70		3.10		2,064,377	21.39
9/30/2011	0.65	0.64	0.72		3.82		1,385,337	38.81
Class B
3/31/2016(d)	0.75 (e)	0.75 (e)	0.75	(e)	0.99	(e)	2,415	4.94	(e)
9/30/2015	1.51	1.51	1.51		2.05		2,907	12.23
9/30/2014	1.50	1.50	1.51		2.24		3,892	18.92
9/30/2013	1.49	1.48	1.50		1.88		4,587	30.59
9/30/2012	1.47	1.46	1.50		2.34		5,933	21.39
9/30/2011	1.45	1.44	1.52		3.03		6,526	38.81
Class C
3/31/2016(d)	0.67 (e)	0.67 (e)	0.67	(e)	1.07	(e)	616,636	4.94	(e)
9/30/2015	1.33	1.33	1.33		2.22		564,502	12.23
9/30/2014	1.34	1.34	1.35		2.40		559,156	18.92
9/30/2013	1.36	1.36	1.38		2.00		634,305	30.59
9/30/2012	1.34	1.34	1.38		2.42		699,128	21.39
9/30/2011	1.37	1.36	1.43		3.10		453,450	38.81
Class F
3/31/2016(d)	0.30 (e)	0.30 (e)	0.30	(e)	1.43	(e)	1,724,269	4.94	(e)
9/30/2015	0.61	0.61	0.61		2.94		1,447,425	12.23
9/30/2014	0.60	0.60	0.60		3.13		1,092,546	18.92
9/30/2013	0.59	0.58	0.60		2.77		899,590	30.59
9/30/2012	0.57	0.56	0.61		3.19		1,007,950	21.39
9/30/2011	0.55	0.54	0.62		3.92		547,652	38.81
Class I
3/31/2016(d)	0.25 (e)	0.25 (e)	0.25	(e)	1.48	(e)	228,576	4.94	(e)
9/30/2015	0.51	0.51	0.51		3.02		164,325	12.23
9/30/2014	0.50	0.50	0.50		3.23		68,985	18.92
9/30/2013	0.49	0.48	0.50		2.87		52,814	30.59
9/30/2012	0.47	0.46	0.51		3.17		37,514	21.39
1/31/2011 to 9/30/2011(f)	0.45 (k)	0.44 (k)	0.54	(k)	3.81	(k)	2,572	38.81
Class P
3/31/2016(d)	0.47 (e)	0.47 (e)	0.47	(e)	1.28	(e)	16	4.94	(e)
9/30/2015	0.95	0.95	0.95		2.60		16	12.23
9/30/2014	0.93	0.93	0.94		2.80		16	18.92
9/30/2013	0.92	0.92	0.94		2.44		15	30.59
9/30/2012	0.90	0.90	0.94		2.90		15	21.39
9/30/2011	0.89	0.88	0.96		3.60		14	38.81

150	See Notes to Financial Statements.

This page is intentionally left blank.

151

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
3/31/2016(d)	$15.84	$0.27	$0.36	$0.63	$(0.26)	$16.21
9/30/2015	15.89	0.54	(0.06)	0.48	(0.53)	15.84
9/30/2014	15.03	0.59	0.85	1.44	(0.58)	15.89
9/30/2013	16.38	0.58	(1.35)	(0.77)	(0.58)	15.03
9/30/2012	15.08	0.65	1.30	1.95	(0.65)	16.38
10/26/2010 to 9/30/2011(f)	15.00	0.65	0.05	0.70	(0.62)	15.08
Class C
3/31/2016(d)	15.84	0.22	0.35	0.57	(0.21)	16.20
9/30/2015	15.88	0.44	(0.05)	0.39	(0.43)	15.84
9/30/2014	15.03	0.48	0.85	1.33	(0.48)	15.88
9/30/2013	16.38	0.46	(1.35)	(0.89)	(0.46)	15.03
9/30/2012	15.07	0.51	1.32	1.83	(0.52)	16.38
10/26/2010 to 9/30/2011(f)	15.00	0.54	0.04	0.58	(0.51)	15.07
Class F
3/31/2016(d)	15.84	0.27	0.37	0.64	(0.27)	16.21
9/30/2015	15.89	0.55	(0.06)	0.49	(0.54)	15.84
9/30/2014	15.03	0.60	0.85	1.45	(0.59)	15.89
9/30/2013	16.38	0.60	(1.36)	(0.76)	(0.59)	15.03
9/30/2012	15.09	0.65	1.30	1.95	(0.66)	16.38
10/26/2010 to 9/30/2011(f)	15.00	0.67	0.05	0.72	(0.63)	15.09
Class I
3/31/2016(d)	15.85	0.28	0.37	0.65	(0.28)	16.22
9/30/2015	15.90	0.56	(0.05)	0.51	(0.56)	15.85
9/30/2014	15.04	0.62	0.85	1.47	(0.61)	15.90
9/30/2013	16.39	0.63	(1.37)	(0.74)	(0.61)	15.04
9/30/2012	15.08	0.66	1.33	1.99	(0.68)	16.39
10/26/2010 to 9/30/2011(f)	15.00	0.66	0.07	0.73	(0.65)	15.08

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commencement of operations was 10/26/2010.
(g)	Annualized.

152	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
		Total	Total
		expenses	expenses
		after	after
		waivers	waivers
		and/or reim-	and/or reim-
		bursements	bursements					Net
		(includes	(excludes			Net		assets,	Portfolio
Total		interest	interest	Total		investment		end of	turnover
return(b)		expense)(c)	expense)(c)	expenses		income		period	rate
(%)		(%)	(%)	(%)		(%)		(000)	(%)

4.01	(e)	0.30 (e)	0.30 (e)	0.44	(e)	1.66	(e)	$132,731	5.85	(e)
3.04		0.60	0.60	0.89		3.38		107,977	20.67
9.76		0.60	0.60	0.90		3.83		92,711	50.67
(4.88)		0.58	0.58	0.87		3.62		106,852	45.96
13.16		0.55	0.53	0.91		4.12		115,862	17.32
4.90	(e)	0.50 (g)	0.50 (g)	1.13	(g)	4.81	(g)	62,280	54.63

3.62	(e)	0.62 (e)	0.62 (e)	0.75	(e)	1.34	(e)	26,577	5.85	(e)
2.46		1.24	1.24	1.53		2.75		21,349	20.67
8.97		1.27	1.27	1.56		3.15		20,596	50.67
(5.53)		1.33	1.33	1.62		2.87		19,779	45.96
12.29		1.32	1.30	1.66		3.22		18,242	17.32
4.03	(e)	1.29 (g)	1.29 (g)	1.84	(g)	3.97	(g)	2,532	54.63

4.06	(e)	0.25 (e)	0.25 (e)	0.38	(e)	1.70	(e)	46,097	5.85	(e)
3.14		0.50	0.50	0.79		3.47		27,849	20.67
9.87		0.50	0.50	0.80		3.91		24,429	50.67
(4.78)		0.48	0.48	0.77		3.71		18,702	45.96
13.20		0.45	0.44	0.80		4.08		32,554	17.32
5.04	(e)	0.40 (g)	0.39 (g)	0.90	(g)	4.85	(g)	3,769	54.63

4.11	(e)	0.20 (e)	0.20 (e)	0.34	(e)	1.76	(e)	931	5.85	(e)
3.24		0.40	0.40	0.70		3.55		732	20.67
9.97		0.40	0.40	0.69		4.00		169	50.67
(4.65)		0.37	0.37	0.67		3.80		108	45.96
13.41		0.36	0.35	0.69		4.10		8,372	17.32
5.13	(e)	0.29 (g)	0.29 (g)	2.12	(g)	4.91	(g)	11	54.63

See Notes to Financial Statements.	153

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
3/31/2016(d)	$11.24	$0.21	$0.24	$0.45	$(0.20)	$11.49
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
9/30/2014	10.60	0.45	0.68	1.13	(0.44)	11.29
9/30/2013	11.52	0.44	(0.93)	(0.49)	(0.43)	10.60
9/30/2012	10.53	0.50	0.98	1.48	(0.49)	11.52
9/30/2011	10.84	0.52	(0.31)	0.21	(0.52)	10.53
Class B
3/31/2016(d)	11.30	0.16	0.25	0.41	(0.16)	11.55
9/30/2015	11.35	0.32	(0.06)	0.26	(0.31)	11.30
9/30/2014	10.65	0.36	0.69	1.05	(0.35)	11.35
9/30/2013	11.58	0.35	(0.94)	(0.59)	(0.34)	10.65
9/30/2012	10.58	0.42	0.99	1.41	(0.41)	11.58
9/30/2011	10.90	0.45	(0.33)	0.12	(0.44)	10.58
Class C
3/31/2016(d)	11.26	0.17	0.24	0.41	(0.17)	11.50
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
9/30/2014	10.61	0.38	0.68	1.06	(0.37)	11.30
9/30/2013	11.53	0.37	(0.93)	(0.56)	(0.36)	10.61
9/30/2012	10.54	0.43	0.98	1.41	(0.42)	11.53
9/30/2011	10.86	0.46	(0.33)	0.13	(0.45)	10.54
Class F
3/31/2016(d)	11.23	0.21	0.25	0.46	(0.21)	11.48
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
9/30/2014	10.59	0.45	0.69	1.14	(0.45)	11.28
9/30/2013	11.51	0.45	(0.93)	(0.48)	(0.44)	10.59
9/30/2012	10.52	0.51	0.98	1.49	(0.50)	11.51
9/30/2011	10.83	0.53	(0.31)	0.22	(0.53)	10.52
Class I
3/31/2016(d)	11.24	0.22	0.24	0.46	(0.22)	11.48
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24
9/30/2014	10.60	0.45	0.70	1.15	(0.46)	11.29
9/30/2013	11.52	0.46	(0.93)	(0.47)	(0.45)	10.60
9/30/2012	10.53	0.51	1.00	1.51	(0.52)	11.52
9/30/2011	10.84	0.55	(0.32)	0.23	(0.54)	10.53

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.

154	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

		Total	Total
		expenses	expenses
		(includes	(excludes	Net		Net assets,	Portfolio
Total		interest	interest	investment		end of	turnover
return(b)		expense)	expense)(c)	income		period	rate
(%)		(%)	(%)	(%)		(000)	(%)

4.08	(e)	0.38 (e)	0.37 (e)	1.83	(e)	$1,494,577	8.41	(e)
3.16		0.77	0.75	3.61		1,404,309	29.05
10.87		0.78	0.75	4.09		1,423,250	44.80
(4.40)		0.76	0.74	3.87		1,438,697	33.78
14.37		0.79	0.73	4.52		1,694,729	43.81
2.15		0.83	0.76	5.12		1,406,579	87.43

3.65	(e)	0.79 (e)	0.78 (e)	1.43	(e)	2,990	8.41	(e)
2.34		1.58	1.55	2.81		3,300	29.05
10.06		1.58	1.55	3.31		4,488	44.80
(5.21)		1.57	1.54	3.07		5,443	33.78
13.52		1.60	1.53	3.77		7,762	43.81
1.26		1.64	1.57	4.31		9,190	87.43

3.66	(e)	0.70 (e)	0.69 (e)	1.52	(e)	186,360	8.41	(e)
2.61		1.40	1.38	2.98		172,774	29.05
10.17		1.41	1.39	3.46		174,469	44.80
(5.02)		1.42	1.40	3.21		177,169	33.78
13.64		1.43	1.37	3.87		215,692	43.81
1.38		1.50	1.43	4.44		158,714	87.43

4.13	(e)	0.33 (e)	0.32 (e)	1.87	(e)	248,244	8.41	(e)
3.25		0.67	0.65	3.70		186,722	29.05
10.98		0.67	0.65	4.15		151,265	44.80
(4.31)		0.66	0.64	3.95		103,160	33.78
14.48		0.69	0.63	4.58		122,943	43.81
2.24		0.73	0.66	5.21		73,983	87.43

4.08	(e)	0.28 (e)	0.27 (e)	1.89	(e)	3,551	8.41	(e)
3.34		0.57	0.55	3.77		2,442	29.05
11.07		0.57	0.55	4.14		1,679	44.80
(4.23)		0.57	0.54	4.05		719	33.78
14.62		0.59	0.52	4.58		78	43.81
2.40		0.61	0.54	5.35		11	87.43

See Notes to Financial Statements.	155

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
3/31/2016(d)	$11.54	$0.29	$0.22	$0.51	$(0.27)	$11.78
9/30/2015	11.69	0.56	(0.17)	0.39	(0.54)	11.54
9/30/2014	10.91	0.58	0.75	1.33	(0.55)	11.69
9/30/2013	11.93	0.58	(1.04)	(0.46)	(0.56)	10.91
9/30/2012	11.06	0.63	0.85	1.48	(0.61)	11.93
9/30/2011	11.81	0.69	(0.77)	(0.08)	(0.67)	11.06
Class C
3/31/2016(d)	11.55	0.25	0.21	0.46	(0.23)	11.78
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55
9/30/2014	10.92	0.51	0.74	1.25	(0.48)	11.69
9/30/2013	11.93	0.50	(1.03)	(0.53)	(0.48)	10.92
9/30/2012	11.06	0.56	0.85	1.41	(0.54)	11.93
9/30/2011	11.81	0.62	(0.77)	(0.15)	(0.60)	11.06
Class F
3/31/2016(d)	11.55	0.29	0.23	0.52	(0.28)	11.79
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55
9/30/2014	10.92	0.58	0.76	1.34	(0.57)	11.69
9/30/2013	11.94	0.59	(1.04)	(0.45)	(0.57)	10.92
9/30/2012	11.07	0.64	0.85	1.49	(0.62)	11.94
9/30/2011	11.82	0.70	(0.76)	(0.06)	(0.69)	11.07
Class I
3/31/2016(d)	11.53	0.29	0.22	0.51	(0.28)	11.76
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53
9/30/2014	10.92	0.61	0.71	1.32	(0.57)	11.67
9/30/2013	11.94	0.60	(1.04)	(0.44)	(0.58)	10.92
9/30/2012	11.06	0.66	0.85	1.51	(0.63)	11.94
9/30/2011	11.81	0.68	(0.74)	(0.06)	(0.69)	11.06
Class P
3/31/2016(d)	11.55	0.27	0.23	0.50	(0.26)	11.79
9/30/2015	11.69	0.54	(0.17)	0.37	(0.51)	11.55
9/30/2014	10.92	0.56	0.74	1.30	(0.53)	11.69
9/30/2013	11.94	0.56	(1.04)	(0.48)	(0.54)	10.92
9/30/2012	11.07	0.61	0.85	1.46	(0.59)	11.94
9/30/2011	11.82	0.67	(0.77)	(0.10)	(0.65)	11.07

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.

156	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
	Total	Total
	expenses	expenses
	after	after
	waivers	waivers
	and/or reim-	and/or reim-
	bursements	bursements					Net
	(includes	(excludes			Net		assets,	Portfolio
Total	interest	interest	Total		investment		end of	turnover
return(b)	expense)(c)	expense)(c)	expenses		income		period	rate
(%)	(%)	(%)	(%)		(%)		(000)	(%)

4.47 (e)	0.40 (e)	0.40 (e)	0.40	(e)	2.45	(e)	$1,178,408	7.61	(e)
3.36	0.84	0.83	0.87		4.82		1,141,428	31.38
12.54	0.91	0.90	0.91		5.12		1,160,471	32.90
(4.11)	0.84	0.83	0.84		4.87		1,071,511	24.47
13.79	0.86	0.80	0.86		5.52		1,185,644	27.20
(0.46)	0.89	0.82	0.89		6.24		919,758	40.94

4.06 (e)	0.72 (e)	0.71 (e)	0.72	(e)	2.14	(e)	415,580	7.61	(e)
2.81	1.47	1.46	1.50		4.20		397,615	31.38
11.74	1.54	1.53	1.54		4.50		408,459	32.90
(4.64)	1.49	1.47	1.49		4.23		407,217	24.47
13.08	1.49	1.44	1.49		4.91		526,880	27.20
(1.11)	1.56	1.48	1.56		5.59		450,802	40.94

4.52 (e)	0.35 (e)	0.35 (e)	0.35	(e)	2.49	(e)	429,976	7.61	(e)
3.55	0.74	0.73	0.77		4.92		404,172	31.38
12.54	0.81	0.80	0.81		5.17		393,166	32.90
(4.01)	0.74	0.72	0.74		4.94		228,484	24.47
13.89	0.76	0.70	0.76		5.60		258,682	27.20
(0.35)	0.79	0.72	0.79		6.35		175,052	40.94

4.48 (e)	0.30 (e)	0.29 (e)	0.30	(e)	2.52	(e)	46,784	7.61	(e)
3.64	0.64	0.63	0.67		4.99		11,061	31.38
12.44	0.72	0.71	0.72		5.49		25,841	32.90
(3.92)	0.64	0.62	0.64		5.04		2,255	24.47
14.08	0.66	0.60	0.66		5.78		1,629	27.20
(0.28)	0.70	0.62	0.70		6.18		2,258	40.94

4.36 (e)	0.51 (e)	0.51 (e)	0.51	(e)	2.34	(e)	14	7.61	(e)
3.22	1.08	1.06	1.11		4.61		14	31.38
12.23	1.13	1.12	1.13		4.93		13	32.90
(4.29)	1.07	1.05	1.07		4.69		12	24.47
13.56	1.08	1.02	1.08		5.36		12	27.20
(0.65)	1.11	1.04	1.11		6.07		11	40.94

See Notes to Financial Statements.	157

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain	operations	income	period
Class A
3/31/2016(e)	$15.04	$0.22	$0.27	$0.49	$(0.21)	$15.32
6/1/2015 to 9/30/2015(f)	15.00	0.13	0.03	0.16	(0.12)	15.04
Class C
3/31/2016(e)	15.04	0.16	0.27	0.43	(0.15)	15.32
6/1/2015 to 9/30/2015(f)	15.00	0.10	0.02	0.12	(0.08)	15.04
Class F
3/31/2016(e)	15.04	0.23	0.26	0.49	(0.21)	15.32
6/1/2015 to 9/30/2015(f)	15.00	0.14	0.02	0.16	(0.12)	15.04
Class I
3/31/2016(e)	15.04	0.24	0.26	0.50	(0.22)	15.32
6/1/2015 to 9/30/2015(f)	15.00	0.15	0.02	0.17	(0.13)	15.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(e)	Unaudited.
(f)	Commencement of operations was 6/1/2015.
(g)	Annualized.

158	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
	Total	Total
	expenses	expenses
	after	after
	waivers	waivers
	and/or reim-	and/or reim-
	bursements	bursements					Net
	(includes	(excludes			Net		assets,	Portfolio
Total	interest	interest	Total		investment		end of	turnover
return(b)(c)	expense)(d)	expense)(d)	expenses		income		period	rate
(%)	(%)	(%)	(%)		(%)		(000)	(%)

3.24	0.27 (c)	0.27 (c)	0.46	(c)	1.46	(c)	$34,500	5.94	(c)
1.06	0.55 (g)	0.55 (g)	1.69	(g)	2.69	(g)	12,019	1.06

2.84	0.66 (c)	0.66 (c)	0.84	(c)	1.06	(c)	4,528	5.94	(c)
0.78	1.35 (g)	1.35 (g)	2.42	(g)	1.98	(g)	852	1.06

3.29	0.22 (c)	0.22 (c)	0.41	(c)	1.51	(c)	21,044	5.94	(c)
1.09	0.45 (g)	0.45 (g)	1.59	(g)	2.76	(g)	9,072	1.06

3.35	0.17 (c)	0.17 (c)	0.37	(c)	1.58	(c)	912	5.94	(c)
1.12	0.35 (g)	0.35 (g)	1.45	(g)	2.97	(g)	619	1.06

See Notes to Financial Statements.	159

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:
				Total	Net asset
			Net	from	value on		Net
	Net asset	Net	realized	invest-	SEC	Net	realized
	value,	invest-	and	ment	Effective	invest-	and
	beginning	ment	unrealized	opera-	Date,	ment	unrealized
	of period	income(a)	gain (loss)	tions	2/1/2011	income(a)	gain (loss)
Class A
3/31/2016(d)	$10.85	$–	$–	$–	$–	$0.19	$0.25
9/30/2015	10.84	–	–	–	–	0.37	0.01	(f)
9/30/2014	10.10	–	–	–	–	0.38	0.74
9/30/2013	10.73	–	–	–	–	0.38	(0.64)
9/30/2012	9.90	–	–	–	–	0.43	0.83
9/30/2011	10.24	–	–	–	–	0.48	(0.35)
Class C
3/31/2016(d)	10.85	–	–	–	–	0.16	0.25
9/30/2015	10.84	–	–	–	–	0.31	–	(f)(h)
9/30/2014	10.10	–	–	–	–	0.32	0.73
9/30/2013	10.73	–	–	–	–	0.31	(0.64)
9/30/2012	9.90	–	–	–	–	0.36	0.83
9/30/2011	10.25	–	–	–	–	0.42	(0.36)
Class F
3/31/2016(d)	10.85	–	–	–	–	0.20	0.24
9/30/2015	10.84	–	–	–	–	0.38	0.01	(f)
9/30/2014	10.10	–	–	–	–	0.39	0.74
9/30/2013	10.73	–	–	–	–	0.39	(0.64)
9/30/2012	9.90	–	–	–	–	0.44	0.83
9/30/2011	10.24	–	–	–	–	0.49	(0.35)
Class I
3/31/2016(d)	10.84	–	–	–	–	0.20	0.26
9/30/2015	10.84	–	–	–	–	0.39	–	(f)(h)
9/30/2014	10.09	–	–	–	–	0.41	0.74
9/30/2013	10.73	–	–	–	–	0.40	(0.65)
9/30/2012	9.90	–	–	–	–	0.45	0.83
1/31/2011 to 9/30/2011(g)	9.24	– (h)	(0.01)	(0.01)	9.23	0.33	0.67	(f)

160	See Notes to Financial Statements.

	Distributions
	to
	shareholders
	from:
Total
from		Net
invest-		asset
ment	Net	value,	Total		Total
opera-	investment	end of	return(b)		return(b)
tions	income	period	(%)		(%)

$0.44	$(0.19)	$11.10	–		4.06	(e)
0.38	(0.37)	10.85	–		3.54
1.12	(0.38)	10.84	–		11.29
(0.26)	(0.37)	10.10	–		(2.51)
1.26	(0.43)	10.73	–		12.94
0.13	(0.47)	9.90	–		1.56

0.41	(0.15)	11.11	–		3.83	(e)
0.31	(0.30)	10.85	–		2.89
1.05	(0.31)	10.84	–		10.58
(0.33)	(0.30)	10.10	–		(3.15)
1.19	(0.36)	10.73	–		12.23
0.06	(0.41)	9.90	–		0.80

0.44	(0.19)	11.10	–		4.11	(e)
0.39	(0.38)	10.85	–		3.64
1.13	(0.39)	10.84	–		11.39
(0.25)	(0.38)	10.10	–		(2.42)
1.27	(0.44)	10.73	–		13.04
0.14	(0.48)	9.90	–		1.65

0.46	(0.20)	11.10	–		4.26	(e)
0.39	(0.39)	10.84	–		3.63
1.15	(0.40)	10.84	–		11.65
(0.25)	(0.39)	10.09	–		(2.40)
1.28	(0.45)	10.73	–		13.17
1.00	(0.33)	9.90	10.89	(e)(i)	10.99	(e)(j)

See Notes to Financial Statements.	161

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Ratios to Average Net Assets:						Supplemental Data:
	Total expenses		Total expenses				Net
	(includes		(excludes		Net		assets,	Portfolio
	interest		interest		investment		end of	turnover
	expense)(c)		expense)(c)		income		period	rate
	(%)		(%)		(%)		(000)	(%)
Class A
3/31/2016(d)	0.40	(e)	0.40	(e)	1.73	(e)	$207,073	6.50	(e)
9/30/2015	0.82		0.81		3.44		185,379	15.10
9/30/2014	0.86		0.86		3.69		170,131	20.90
9/30/2013	0.81		0.81		3.54		166,443	18.05
9/30/2012	0.82		0.79		4.16		191,127	28.15
9/30/2011	0.85		0.79		4.96		150,423	36.60
Class C
3/31/2016(d)	0.71	(e)	0.71	(e)	1.41	(e)	45,823	6.50	(e)
9/30/2015	1.45		1.45		2.80		39,790	15.10
9/30/2014	1.50		1.50		3.05		36,122	20.90
9/30/2013	1.47		1.47		2.88		33,741	18.05
9/30/2012	1.45		1.42		3.51		38,712	28.15
9/30/2011	1.50		1.44		4.32		28,023	36.60
Class F
3/31/2016(d)	0.35	(e)	0.34	(e)	1.78	(e)	40,492	6.50	(e)
9/30/2015	0.72		0.71		3.52		36,482	15.10
9/30/2014	0.76		0.76		3.78		24,810	20.90
9/30/2013	0.71		0.71		3.63		21,549	18.05
9/30/2012	0.72		0.69		4.23		22,344	28.15
9/30/2011	0.75		0.69		5.06		14,605	36.60
Class I
3/31/2016(d)	0.29	(e)	0.29	(e)	1.81	(e)	4,214	6.50	(e)
9/30/2015	0.61		0.61		3.61		2,309	15.10
9/30/2014	0.66		0.65		3.90		22	20.90
9/30/2013	0.62		0.61		3.77		12	18.05
9/30/2012	0.62		0.59		4.39		13	28.15
1/31/2011 to 9/30/2011(g)	0.69	(k)	0.60	(k)	5.24	(k)	11	36.60

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(g)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(h)	Amount is less than $0.01.
(i)	Total return for the period 1/31/2011 through 9/30/2011.
(j)	Total return for the period 2/1/2011 through 9/30/2011.
(k)	Annualized.

162	See Notes to Financial Statements.

This page is intentionally left blank.

163

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:

				Total	Net asset
			Net	from	value on		Net
	Net asset	Net	realized	invest-	SEC	Net	realized
	value,	invest-	and	ment	Effective	invest-	and
	beginning	ment	unrealized	opera-	Date,	ment	unrealized
	of period	income(a)	gain (loss)	tions	2/01/2011	income(a)	gain (loss)
Class A
3/31/2016(d)	$4.86	$–	$–	$–	$–	$0.08	$0.13
9/30/2015	4.94	–	–	–	–	0.17	(0.08)
9/30/2014	4.66	–	–	–	–	0.17	0.28
9/30/2013	5.07	–	–	–	–	0.17	(0.41)
9/30/2012	4.69	–	–	–	–	0.19	0.38
9/30/2011	4.85	–	–	–	–	0.21	(0.16)
Class F
3/31/2016(d)	4.86	–	–	–	–	0.09	0.13
9/30/2015	4.94	–	–	–	–	0.17	(0.08)
9/30/2014	4.66	–	–	–	–	0.18	0.28
9/30/2013	5.07	–	–	–	–	0.18	(0.41)
9/30/2012	4.69	–	–	–	–	0.20	0.38
9/30/2011	4.85	–	–	–	–	0.22	(0.17)
Class I
3/31/2016(d)	4.86	–	–	–	–	0.09	0.14
9/30/2015	4.94	–	–	–	–	0.18	(0.08)
9/30/2014	4.66	–	–	–	–	0.19	0.27
9/30/2013	5.07	–	–	–	–	0.18	(0.41)
9/30/2012	4.69	–	–	–	–	0.21	0.37
1/31/2011 to 9/30/2011(f)	4.42	– (g)	(0.01)	(0.01)	4.41	0.15	0.28 (h)

164	See Notes to Financial Statements.

	Distributions
	to
	shareholders
	from:
Total
from		Net
invest-		Asset
ment	Net	value,	Total		Total
opera-	investment	end of	return(b)		return(b)
tions	income	period	(%)		(%)

$0.21	$(0.08)	$4.99	–		4.39	(e)
0.09	(0.17)	4.86	–		1.74
0.45	(0.17)	4.94	–		9.87
(0.24)	(0.17)	4.66	–		(4.85)
0.57	(0.19)	5.07	–		12.41
0.05	(0.21)	4.69	–		1.23

0.22	(0.08)	5.00	–		4.65	(e)
0.09	(0.17)	4.86	–		1.84
0.46	(0.18)	4.94	–		9.97
(0.23)	(0.18)	4.66	–		(4.76)
0.58	(0.20)	5.07	–		12.51
0.05	(0.21)	4.69	–		1.33

0.23	(0.09)	5.00	–		4.72	(e)
0.10	(0.18)	4.86	–		2.00
0.46	(0.18)	4.94	–		10.13
(0.23)	(0.18)	4.66	–		(4.63)
0.58	(0.20)	5.07	–		12.43
0.43	(0.15)	4.69	9.79	(e)(i)	10.02	(e)(j)

See Notes to Financial Statements.	165

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

	Ratios to Average Net Assets:						Supplemental Data:
	Total Expenses	Total Expenses
	after waivers	after waivers
	and/or reim-	and/or reim-
	bursements	bursements					Net
	(includes	(excludes			Net		assets,	Portfolio
	interest	interest	Total		investment		end of	turnover
	expense)(c)	expense)(c)	Expenses		income		period	rate
	(%)	(%)	(%)		(%)		(000)	(%)
Class A
3/31/2016(d)	0.43 (e)	0.43 (e)	0.43	(e)	1.68	(e)	$91,502	8.04 (e)
9/30/2015	0.86	0.86	0.86		3.39		90,126	16.50
9/30/2014	0.85	0.85	0.85		3.63		92,713	19.20
9/30/2013	0.82	0.82	0.82		3.47		121,722	18.17
9/30/2012	0.83	0.82	0.83		3.96		136,085	31.06
9/30/2011	0.85	0.82	0.85		4.62		113,783	23.14
Class F
3/31/2016(d)	0.38 (e)	0.37 (e)	0.38	(e)	1.73	(e)	7,737	8.04 (e)
9/30/2015	0.76	0.76	0.76		3.49		6,197	16.50
9/30/2014	0.74	0.74	0.74		3.69		6,838	19.20
9/30/2013	0.72	0.72	0.72		3.55		4,782	18.17
9/30/2012	0.73	0.72	0.73		3.98		7,400	31.06
9/30/2011	0.75	0.72	0.75		4.70		3,949	23.14
Class I
3/31/2016(d)	0.32 (e)	0.32 (e)	0.32	(e)	1.80	(e)	14	8.04 (e)
9/30/2015	0.62	0.62	0.62		3.65		13	16.50
9/30/2014	0.62	0.62	0.62		3.87		13	19.20
9/30/2013	0.61	0.61	0.61		3.70		12	18.17
9/30/2012	0.61	0.60	0.61		4.18		12	31.06
1/31/2011 to 9/30/2011(f)	0.64 (k)	0.59 (k)	0.64	(k)	4.85	(k)	11	23.14
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(g)	Amount is less than $0.01.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	Total return for the period 1/31/2011 through 9/30/2011.
(j)	Total return for the period 2/1/2011 through 9/30/2011.
(k)	Annualized.

166	See Notes to Financial Statements.

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Financial Highlights (continued)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:

		Investment operations:
				Total	Net asset
			Net	from	value on		Net
	Net asset	Net	realized	invest-	SEC	Net	realized
	value,	invest-	and	ment	Effective	invest-	and
	beginning	ment	unrealized	opera-	Date,	ment	unrealized
	of period	income(a)	gain (loss)	tions	2/1/2011	income(a)	gain (loss)
Class A
3/31/2016(d)	$11.19	$–	$ –	$ –	$ –	$0.17	$ 0.24
9/30/2015	11.23	–	–	–	–	0.35	(0.04)
9/30/2014	10.59	–	–	–	–	0.38	0.63
9/30/2013	11.38	–	–	–	–	0.37	(0.79)
9/30/2012	10.66	–	–	–	–	0.43	0.73
9/30/2011	10.96	–	–	–	–	0.48	(0.30)
Class C
3/31/2016(d)	11.18	–	–	–	–	0.13	0.24
9/30/2015	11.21	–	–	–	–	0.28	(0.03)
9/30/2014	10.58	–	–	–	–	0.31	0.62
9/30/2013	11.37	–	–	–	–	0.30	(0.79)
9/30/2012	10.65	–	–	–	–	0.36	0.72
9/30/2011	10.95	–	–	–	–	0.42	(0.31)
Class F
3/31/2016(d)	11.20	–	–	–	–	0.17	0.25
9/30/2015	11.24	–	–	–	–	0.36	(0.04)
9/30/2014	10.60	–	–	–	–	0.39	0.63
9/30/2013	11.39	–	–	–	–	0.38	(0.79)
9/30/2012	10.67	–	–	–	–	0.44	0.73
9/30/2011	10.97	–	–	–	–	0.49	(0.30)
Class I
3/31/2016(d)	11.20	–	–	–	–	0.18	0.24
9/30/2015	11.23	–	–	–	–	0.38	(0.04)
9/30/2014	10.60	–	–	–	–	0.40	0.63
9/30/2013	11.39	–	–	–	–	0.39	(0.79)
9/30/2012	10.67	–	–	–	–	0.41	0.77
1/31/2011 to 9/30/2011(f)	10.10	– (g)	(0.01)	(0.01)	10.09	0.34	0.58 (h)

168	See Notes to Financial Statements.

	Distributions
	to
	shareholders
	from:
Total
from		Net
invest-		asset
ment	Net	value,	Total		Total
opera-	investment	end of	return(b)		return(b)
tions	income	period	(%)		(%)

$0.41	$(0.17)	$11.43	–		3.66	(e)
0.31	(0.35)	11.19	–		2.80
1.01	(0.37)	11.23	–		9.73
(0.42)	(0.37)	10.59	–		(3.80)
1.16	(0.44)	11.38	–		11.05
0.18	(0.48)	10.66	–		1.85

0.37	(0.13)	11.42	–		3.33	(e)
0.25	(0.28)	11.18	–		2.23
0.93	(0.30)	11.21	–		8.95
(0.49)	(0.30)	10.58	–		(4.43)
1.08	(0.36)	11.37	–		10.36
0.11	(0.41)	10.65	–		1.19

0.42	(0.17)	11.45	–		3.80	(e)
0.32	(0.36)	11.20	–		2.90
1.02	(0.38)	11.24	–		9.83
(0.41)	(0.38)	10.60	–		(3.70)
1.17	(0.45)	11.39	–		11.15
0.19	(0.49)	10.67	–		1.95

0.42	(0.18)	11.44	–		3.75	(e)
0.34	(0.37)	11.20	–		3.10
1.03	(0.40)	11.23	–		9.85
(0.40)	(0.39)	10.60	–		(3.60)
1.18	(0.46)	11.39	–		11.30
0.92	(0.34)	10.67	9.12	(e)(i)	9.21	(e)(j)

See Notes to Financial Statements.	169

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Ratios to Average Net Assets:						Supplemental Data:
	Total Expenses		Total Expenses				Net
	(includes		(excludes		Net		assets,	Portfolio
	interest		interest		investment		end of	turnover
	expense)		expense)(c)		income		period	rate
	(%)		(%)		(%)		(000)	(%)
Class A
3/31/2016(d)	0.39	(e)	0.39	(e)	1.49	(e)	$297,256	7.35	(e)
9/30/2015	0.79		0.79		3.15		283,229	9.56
9/30/2014	0.79		0.78		3.46		244,081	20.47
9/30/2013	0.78		0.78		3.33		262,089	16.89
9/30/2012	0.84		0.78		3.95		285,447	18.34
9/30/2011	0.85		0.78		4.64		216,126	47.37
Class C
3/31/2016(d)	0.71	(e)	0.71	(e)	1.16	(e)	62,196	7.35	(e)
9/30/2015	1.44		1.43		2.50		55,562	9.56
9/30/2014	1.43		1.42		2.82		49,678	20.47
9/30/2013	1.44		1.43		2.67		45,152	16.89
9/30/2012	1.47		1.42		3.31		50,407	18.34
9/30/2011	1.50		1.43		3.99		38,627	47.37
Class F
3/31/2016(d)	0.34	(e)	0.34	(e)	1.53	(e)	36,776	7.35	(e)
9/30/2015	0.69		0.69		3.24		27,788	9.56
9/30/2014	0.69		0.68		3.54		20,978	20.47
9/30/2013	0.68		0.68		3.42		16,844	16.89
9/30/2012	0.74		0.68		3.99		16,491	18.34
9/30/2011	0.75		0.68		4.73		7,907	47.37
Class I
3/31/2016(d)	0.29	(e)	0.29	(e)	1.57	(e)	1,495	7.35	(e)
9/30/2015	0.60		0.59		3.34		1,104	9.56
9/30/2014	0.59		0.58		3.66		644	20.47
9/30/2013	0.59		0.58		3.54		587	16.89
9/30/2012	0.64		0.58		3.68		265	18.34
1/31/2011 to 9/30/2011(f)	0.67	(k)	0.57	(k)	4.91	(k)	11	47.37

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(g)	Amount is less than $0.01.
(h)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i)	Total return for the period 1/31/2011 through 9/30/2011.
(j)	Total return for the period 2/1/2011 through 9/30/2011.
(k)	Annualized.

170	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A,C,F and I
Lord Abbett California Tax Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A,F and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A,C,F,I and P

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration and Short Duration High Yield have not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ

Notes to Financial Statements (unaudited)(continued)

from those estimates. These Funds are considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2012 through September 30,

Notes to Financial Statements (unaudited)(continued)

2015. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bear its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2016, as well as the average trust certificates for the six months ended March 31, 2016:

			Underlying	Average
		Interest Rate	Municipal Bonds	Trust
	Liability for	or Range of	Transferred	Certificates
Fund	Trust Certificates	Interest Rates	to TOBs	Outstanding
Short Duration	–	–	–	–
Intermediate	$ 2,250,000	.42% - .45%	$ 5,088,001	$ 2,780,000
AMT Free	–	–	–	–
National	59,715,000	.42% - .68%	138,062,514	60,531,667
High Yield	30,570,000	.43% - .45%	68,736,329	34,100,000
Short Duration High Yield	–	–	–	–
California	1,500,000.45%		3,445,215	1,500,000
New Jersey	–	–	–	–
New York	–	–	–	1,343,333

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of March 31, 2016, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Financial Statements (unaudited)(continued)

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for AMT Free is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $1 billion	.45%
Over $1.5 billion	.40%

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (unaudited)(continued)

The management fee for Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

For the six months ended March 31, 2016, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective
Management Fee
Short Duration	.34%
Intermediate	.39%
AMT Free	.23%
National	.43%
High Yield	.47%
Short Duration High Yield	.02%
California	.45%
New Jersey	.44%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the six months ended March 31, 2016 and continuing through January 31, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses for Short Duration, AMT Free, High Yield and Short Duration High Yield to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of .45%, .40%, .62% and .35% respectively. These agreements may be terminated only upon the approval of the Board.

Effective February 1, 2016 and continuing through January 31, 2017, Lord Abbett has contractually agreed to waive its fees and reimburse expenses for California and New Jersey to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to an annual rate of .61% and .62%, respectively. This agreement may be terminated only upon the approval of the Board.

High Yield and National, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of March 31, 2016, High Yield and National had no outstanding shares owned by any of the Fund of Funds.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees

Notes to Financial Statements (unaudited)(continued)

to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	–	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2016:

	Distributor	Dealers’
	Commissions	Concessions
Short Duration	$ 13,705	$ 77,799
Intermediate	77,865	467,254
AMT Free	6,002	31,948
National	53,603	340,337
High Yield	52,721	305,964
Short Duration High Yield	9,303	54,644
California	8,127	51,796
New Jersey	2,196	12,754
New York	11,103	68,715

Distributor received the following amount of CDSCs for the six months ended March 31, 2016:

	Class A	Class C
Short Duration	$ 62,512	$ 10,134
Intermediate	69,889	27,503
AMT Free	–	71
National	2,511	6,223
High Yield	22,520	21,077
Short Duration High Yield	–	–
California	5,532	773
New Jersey	2,440	–
New York	87	3,267

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Notes to Financial Statements (unaudited)(continued)

reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2016 and fiscal year ended September 30, 2015 was as follows:

	Short Duration		Intermediate
	Six Months Ended		Six Months Ended
	3/31/2016	Year Ended	3/31/2016	Year Ended
	(unaudited)	9/30/2015	(unaudited)	9/30/2015
Distributions paid from:
Tax-exempt income	$10,531,909	$21,825,458	$53,558,488	$95,760,121
Ordinary income	–	–	–	1,362,142
Net long-term capital gains	–	–	2,842,072	–
Total distributions paid	$10,531,909	$21,825,458	$56,400,560	$97,122,263

		AMT Free		National
	Six Months Ended		Six Months Ended
	3/31/2016	Year Ended	3/31/2016	Year Ended
	(unaudited)	9/30/2015	(unaudited)	9/30/2015
Distributions paid from:
Tax-exempt income	$2,853,917	$4,909,395	$32,676,167	$62,720,942
Total distributions paid	$2,853,917	$4,909,395	$32,676,167	$62,720,942

		High Yield	Short Duration High Yield
	Six Months Ended		Six Months Ended
	3/31/2016	Year Ended	3/31/2016	Period Ended
	(unaudited)	9/30/2015	(unaudited)	9/30/2015*
Distributions paid from:
Tax-exempt income	$45,411,694	$89,458,261	$534,410	$135,884
Ordinary income	–	1,254,862	–	–
Total distributions paid	$45,411,694	$90,713,123	$534,410	$135,884

		California		New Jersey
	Six Months Ended		Six Months Ended
	3/31/2016	Year Ended	3/31/2016	Year Ended
	(unaudited)	9/30/2015	(unaudited)	9/30/2015
Distributions paid from:
Tax-exempt income	$4,561,120	$8,405,967	$1,604,147	$3,339,348
Total distributions paid	$4,561,120	$8,405,967	$1,604,147	$3,339,348

		New York
	Six Months Ended
	3/31/2016	Year Ended
	(unaudited)	9/30/2015
Distributions paid from:
Tax-exempt income	$5,557,906	$10,344,522
Ordinary income	–	106,880
Total distributions paid	$5,557,906	$10,451,402

*	For the period June 1, 2015 (commencement of operations) to September 30, 2015.

Notes to Financial Statements (unaudited)(continued)

As of September 30, 2015, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	2018	2019	Indefinite	Total
Short Duration	$–	$–	$–	$–	$7,199,597	$7,199,597
AMT Free	–	–	–	–	4,578,103	4,578,103
National	–	–	11,663,983	–	28,671,674	40,335,657
High Yield	16,838,530	112,613,733	77,996,014	36,257,876	92,964,117	336,670,270
Short Duration High Yield	–	–	–	–	37,529	37,529
California	3,345	1,405,669	5,151,330	502,921	1,595,555	8,658,820
New Jersey	–	–	4,168,179	1,290,500	1,204,804	6,663,483
New York	–	1,280,143	5,906,184	2,268,803	1,241,113	10,696,243

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of March 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain
Short Duration	$1,994,746,880	$26,468,047	$(3,659,166)	$22,808,881
Intermediate	4,144,116,962	226,506,706	(49,430,100)	177,076,606
AMT Free	193,072,045	12,167,466	(2,421,461)	9,746,005
National	1,787,035,908	163,731,847	(34,682,335)	129,049,512
High Yield	2,033,950,110	174,185,336	(152,764,886)	21,420,450
Short Duration High Yield	58,182,175	1,061,244	(264,526)	796,718
California	266,531,077	25,890,643	(1,595,549)	24,295,094
New Jersey	94,528,668	6,737,176	(3,394,100)	3,343,076
New York	372,773,236	25,154,882	(4,404,807)	20,750,075

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2016 were as follows:

	Purchases	Sales
Short Duration	$279,445,024	$191,603,831
Intermediate	678,609,224	195,010,597
AMT Free	52,506,624	10,318,818
National	284,190,110	157,613,400
High Yield	225,801,068	152,575,794
Short Duration High Yield	39,042,510	2,319,510
California	41,608,304	17,748,129
New Jersey	8,123,294	7,628,574
New York	49,131,329	28,208,345

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2016.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the six months ended March 31, 2016 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2016, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2016:

	Net Unrealized		Net Change in
	Appreciation		Unrealized	Average
	(Depreciation) as of	Net Realized	Appreciation	Number of
	March 31, 2016	Gain (Loss)	(Depreciation)	Contracts*
Short Duration	$ –	$ –	$ –	–
Intermediate	46,778	(2,730,044)	245,321	448
AMT Free	23,788	(242,886)	36,436	16
National	34,361	(445,484)	78,314	52
High Yield	76,556	(637,310)	204,916	114
Short Duration High Yield	(5,783)	(73,441)	1,097	32
California	1,793	(79,072)	55,259	21
New Jersey	2,726	(68,515)	11,190	10
New York	29,956	(371,342)	103,826	41

*	Calculated based on the number of contracts for the six months ended March 31, 2016.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2016, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective August 31, 2015, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 29, 2016.

During the six months ended March 31, 2016, the Funds did not utilize the Facility or the SSB Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield invest a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield and Short Duration High Yield) may invest up to 20% of

Notes to Financial Statements (unaudited)(continued)

their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free, High Yield, and Short Duration High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield and Short Duration High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield and Short Duration High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2016		Year Ended
Short Duration		(unaudited)	September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,105,072	$174,803,799	18,447,550	$291,091,756
Reinvestment of distributions	235,236	3,707,102	496,221	7,823,720
Shares reacquired	(10,616,951)	(167,190,155)	(29,747,561)	(469,041,954)
Increase (decrease)	723,357	$11,320,746	(10,803,790)	$(170,126,478)

Class C Shares
Shares sold	1,477,405	$23,247,214	1,830,051	$28,876,266
Reinvestment of distributions	17,097	269,447	32,878	518,370
Shares reacquired	(1,964,266)	(30,946,262)	(4,148,449)	(65,434,352)
Decrease	(469,764)	$(7,429,601)	(2,285,520)	$(36,039,716)

Class F Shares
Shares sold	11,745,131	$184,965,022	28,262,816	$446,107,300
Reinvestment of distributions	85,815	1,352,330	184,382	2,907,874
Shares reacquired	(12,586,660)	(198,302,745)	(31,523,188)	(497,426,874)
Decrease	(755,714)	$(11,985,393)	(3,075,990)	$(48,411,700)

Class I Shares
Shares sold	1,074,015	$16,917,945	3,163,818	$49,980,689
Reinvestment of distributions	17,118	269,821	34,328	541,330
Shares reacquired	(654,823)	(10,322,139)	(5,633,139)	(89,034,535)
Increase (decrease)	436,310	$6,865,627	(2,434,993)	$(38,512,516)

	Six Months Ended
	March 31, 2016		Year Ended
Intermediate		(unaudited)	September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	31,409,208	$342,546,841	39,968,760	$434,357,159
Converted from Class B*	902	9,794	5,363	58,210
Reinvestment of distributions	1,768,858	19,310,545	3,156,341	34,237,814
Shares reacquired	(16,929,180)	(184,811,936)	(32,764,801)	(355,764,157)
Increase	16,249,788	$177,055,244	10,365,663	$112,889,026

Class B Shares
Shares sold	2,423	$26,291	2,459	$26,740
Reinvestment of distributions	1,585	17,279	4,136	44,854
Shares reacquired	(52,348)	(570,175)	(91,340)	(988,081)
Converted to Class A*	(902)	(9,794)	(5,368)	(58,210)
Decrease	(49,242)	$(536,399)	(90,113)	$(974,697)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	March 31, 2016		Year Ended
Intermediate	(unaudited)		September 30, 2015
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	7,546,176	$82,273,228	9,258,848	$100,579,140
Reinvestment of distributions	384,356	4,189,568	732,097	7,934,175
Shares reacquired	(4,020,172)	(43,780,553)	(9,326,598)	(101,034,731)
Increase	3,910,360	$42,682,243	664,347	$7,478,584

Class F Shares
Shares sold	41,371,339	$451,846,839	63,754,421	$693,058,033
Reinvestment of distributions	1,040,171	11,353,238	1,742,822	18,900,077
Shares reacquired	(19,350,338)	(211,041,305)	(32,296,895)	(349,958,391)
Increase	23,061,172	$252,158,772	33,200,348	$361,999,719

Class I Shares
Shares sold	7,419,112	$81,130,675	11,512,572	$125,264,896
Reinvestment of distributions	204,519	2,233,316	252,237	2,731,699
Shares reacquired	(2,016,404)	(21,999,225)	(2,917,417)	(31,707,466)
Increase	5,607,227	$61,364,766	8,847,392	$96,289,129

Class P Shares
Reinvestment of distributions	19	$211	37	$400
Increase	19	$211	37	$400

	Six Months Ended
	March 31, 2016		Year Ended
AMT Free	(unaudited)		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,948,306	$31,258,597	2,456,842	$39,313,390
Reinvestment of distributions	105,099	1,688,759	185,919	2,966,517
Shares reacquired	(678,043)	(10,893,795)	(1,663,174)	(26,555,098)
Increase	1,375,362	$22,053,561	979,587	$15,724,809

Class C Shares
Shares sold	406,648	$6,519,671	294,275	$4,707,553
Reinvestment of distributions	13,951	224,124	24,607	392,626
Shares reacquired	(128,063)	(2,054,646)	(267,759)	(4,270,374)
Increase	292,536	$4,689,149	51,123	$829,805

Class F Shares
Shares sold	1,499,531	$24,145,912	1,080,362	$17,246,161
Reinvestment of distributions	23,486	377,548	40,903	652,803
Shares reacquired	(436,410)	(7,013,125)	(901,202)	(14,383,253)
Increase	1,086,607	$17,510,335	220,063	$3,515,711

Class I Shares
Shares sold	10,849	$174,988	36,427	$579,952
Reinvestment of distributions	859	13,807	777	12,356
Shares reacquired	(410)	(6,584)	(1,701)	(26,925)
Increase	11,298	$182,211	35,503	$565,383

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	March 31, 2016		Year Ended
National	(unaudited)		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,307,283	$117,396,389	13,973,472	$158,583,004
Converted from Class B*	23,387	266,337	33,142	375,597
Reinvestment of distributions	2,006,694	22,857,439	3,941,982	44,662,604
Shares reacquired	(7,162,646)	(81,485,442)	(19,107,126)	(216,249,943)
Increase (decrease)	5,174,718	$59,034,723	(1,158,530)	$(12,628,738)

Class B Shares
Shares sold	11,390	$130,005	4,737	$54,454
Reinvestment of distributions	3,079	35,241	7,512	85,568
Shares reacquired	(24,261)	(275,594)	(82,736)	(942,293)
Converted to Class A*	(23,272)	(266,337)	(32,979)	(375,597)
Decrease	(33,064)	$(376,685)	(103,466)	$(1,177,868)

Class C Shares
Shares sold	1,839,028	$20,955,399	2,430,302	$27,658,115
Reinvestment of distributions	157,373	1,794,834	308,293	3,496,792
Shares reacquired	(1,144,828)	(13,023,939)	(2,824,653)	(31,979,325)
Increase (decrease)	851,573	$9,726,294	(86,058)	$(824,418)

Class F Shares
Shares sold	6,880,478	$78,448,713	8,138,051	$92,239,936
Reinvestment of distributions	240,697	2,741,366	392,181	4,438,394
Shares reacquired	(2,119,630)	(24,076,823)	(5,318,395)	(60,062,988)
Increase	5,001,545	$57,113,256	3,211,837	$36,615,342

Class I Shares
Shares sold	765,706	$8,792,288	235,050	$2,652,992
Reinvestment of distributions	4,585	52,424	2,804	31,727
Shares reacquired	(678,258)	(7,736,769)	(169,311)	(1,928,180)
Increase	92,033	$1,107,943	68,543	$756,539

	Six Months Ended
	March 31, 2016		Year Ended
High Yield	(unaudited)		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,341,525	$132,269,552	25,380,668	$297,713,753
Reinvestment of distributions	1,883,468	21,995,236	3,850,270	44,992,603
Shares reacquired	(12,054,301)	(140,412,121)	(29,670,153)	(346,676,686)
Increase (decrease)	1,170,692	$13,852,667	(439,215)	$(3,970,330)

Class C Shares
Shares sold	3,094,279	$36,085,458	5,321,794	$62,489,574
Reinvestment of distributions	531,790	6,211,340	1,054,650	12,326,350
Shares reacquired	(2,786,909)	(32,487,569)	(6,889,752)	(80,585,541)
Increase (decrease)	839,160	$9,809,229	(513,308)	$(5,769,617)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	March 31, 2016		Year Ended
High Yield	(unaudited)		September 30, 2015
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	6,729,159	$78,497,162	14,544,756	$170,564,871
Reinvestment of distributions	554,045	6,475,996	1,129,035	13,205,624
Shares reacquired	(5,790,953)	(67,566,790)	(14,311,799)	(167,233,987)
Increase	1,492,251	$17,406,368	1,361,992	$16,536,508

Class I Shares
Shares sold	3,157,227	$36,764,625	725,639	$8,509,801
Reinvestment of distributions	54,745	639,735	43,496	507,519
Shares reacquired	(193,681)	(2,251,084)	(2,023,900)	(23,636,560)
Increase (decrease)	3,018,291	$35,153,276	(1,254,765)	$(14,619,240)

Class P Shares
Reinvestment of distributions	26	$308	51	$591
Increase	26	$308	51	$591

	Six Months Ended
	March 31, 2016		Period Ended
Short Duration High Yield	(unaudited)		September 30, 2015†
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,771,734	$26,973,444	817,201	$12,254,305
Reinvestment of distributions	17,847	272,241	4,537	68,061
Shares reacquired	(336,972)	(5,127,133)	(22,477)	(336,923)
Increase	1,452,609	$22,118,552	799,261	$11,985,443

Class C Shares
Shares sold	248,212	$3,782,407	56,543	$848,265
Reinvestment of distributions	1,452	22,169	153	2,291
Shares reacquired	(10,785)	(164,313)	(62)	(926)
Increase	238,879	$3,640,263	56,634	$849,630

Class F Shares
Shares sold	918,695	$13,980,566	601,813	$9,019,997
Reinvestment of distributions	13,651	208,161	4,003	60,051
Shares reacquired	(162,089)	(2,477,985)	(2,481)	(37,212)
Increase	770,257	$11,710,742	603,335	$9,042,836

Class I Shares
Shares sold	17,970	$273,452	41,038	$615,872
Reinvestment of distributions	467	7,116	174	2,605
Shares reacquired	(105)	(1,601)	(50)	(756)
Increase	18,332	$278,967	41,162	$617,721

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	March 31, 2016		Year Ended
California	(unaudited)		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,707,088	$29,787,437	3,407,400	$37,246,295
Reinvestment of distributions	260,707	2,869,935	496,516	5,411,796
Shares reacquired	(1,407,421)	(15,411,278)	(2,512,274)	(27,372,888)
Increase	1,560,374	$17,246,094	1,391,642	$15,285,203

Class C Shares
Shares sold	863,309	$9,507,244	801,014	$8,759,512
Reinvestment of distributions	39,988	440,362	71,121	775,384
Shares reacquired	(444,648)	(4,883,893)	(537,077)	(5,834,705)
Increase	458,649	$5,063,713	335,058	$3,700,191

Class F Shares
Shares sold	821,040	$9,061,242	2,120,450	$23,070,740
Reinvestment of distributions	37,986	418,048	71,231	776,102
Shares reacquired	(575,364)	(6,319,774)	(1,117,859)	(12,098,813)
Increase	283,662	$3,159,516	1,073,822	$11,748,029

Class I Shares
Shares sold	162,197	$1,794,950	206,064	$2,239,125
Reinvestment of distributions	4,580	50,437	4,985	54,226
Shares reacquired	(90)	(991)	(66)	(725)
Increase	166,687	$1,844,396	210,983	$2,292,626

	Six Months Ended
	March 31, 2016		Year Ended
New Jersey	(unaudited)		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,047,474	$5,176,959	1,855,373	$9,203,401
Reinvestment of distributions	236,723	1,169,248	503,099	2,480,389
Shares reacquired	(1,513,349)	(7,429,028)	(2,592,714)	(12,754,244)
Decrease	(229,152)	$(1,082,821)	(234,242)	$(1,070,454)

Class F Shares
Shares sold	355,752	$1,764,235	422,237	$2,097,831
Reinvestment of distributions	16,788	83,047	35,597	175,644
Shares reacquired	(98,885)	(484,508)	(567,710)	(2,799,501)
Increase (decrease)	273,655	$1,362,774	(109,876)	$(526,026)

Class I Shares
Reinvestment of distributions	49	$241	96	$476
Increase	49	$241	96	$476

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	March 31, 2016		Year Ended
New York	(unaudited)		September 30, 2015
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,434,995	$38,815,722	6,333,711	$71,312,362
Reinvestment of distributions	309,138	3,505,265	582,542	6,551,138
Shares reacquired	(3,055,881)	(34,720,889)	(3,345,978)	(37,604,107)
Increase	688,252	$7,600,098	3,570,275	$40,259,393

Class C Shares
Shares sold	817,454	$9,269,510	1,289,672	$14,496,898
Reinvestment of distributions	36,344	411,556	70,922	796,634
Shares reacquired	(378,664)	(4,290,294)	(819,407)	(9,217,620)
Increase	475,134	$5,390,772	541,187	$6,075,912

Class F Shares
Shares sold	970,082	$10,965,108	1,110,874	$12,534,643
Reinvestment of distributions	28,609	324,931	47,923	539,620
Shares reacquired	(266,175)	(3,021,129)	(544,778)	(6,117,449)
Increase	732,516	$8,268,910	614,019	$6,956,814

Class I Shares
Shares sold	85,136	$967,827	39,364	$438,509
Reinvestment of distributions	1,390	15,750	2,169	24,388
Shares reacquired	(54,491)	(616,307)	(264)	(2,964)
Increase	32,035	$367,270	41,269	$459,933

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
†	For the period June 1, 2015 (commencement of operations) to September 30, 2015.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of California, High Yield, Intermediate, National, New Jersey, and New York was held on November 5, 2015. The joint special meeting was held for shareholders of each such Fund to vote on the following matters:

1.	To amend the Fund’s fundamental restrictions related to borrowing and lending to enable the Fund to participate in an interfund lending program; and

2.	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the Fund’s current fiscal year.

The results of the proxy solicitation on the preceding matter were as follows:

1. To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(a) Amend the fundamental investment restriction with respect to Borrowing

		Votes		Broker
	Votes For	Against	Abstain	Non-Votes
California Tax Free Fund	9,740,411	603,767	1,006,694	2,949,892
High Yield Municipal Bond Fund	65,736,987	2,557,362	4,267,156	22,386,680
Intermediate Tax Free Fund	150,178,611	5,513,271	8,053,478	47,918,333
National Tax Free Fund	63,502,096	3,269,810	4,709,445	15,954,350
New Jersey Tax Free Fund	9,021,508	437,266	545,157	1,869,830
New York Tax Free Fund	12,281,100	1,171,412	1,447,131	2,647,967

1. To approve the amendment to the fundamental investment restrictions of the Fund as described in the proxy statement:

(b) Amend the fundamental investment restriction with respect to Lending

		Votes		Broker
	Votes For	Against	Abstain	Non-Votes
California Tax Free Fund	9,753,542	613,795	983,535	2,949,892
High Yield Municipal Bond Fund	65,571,779	2,628,577	4,361,149	22,386,680
Intermediate Tax Free Fund	150,258,924	5,211,203	8,275,233	47,918,333
National Tax Free Fund	63,389,624	3,360,954	4,730,773	15,954,350
New Jersey Tax Free Fund	9,012,680	446,094	545,157	1,869,830
New York Tax Free Fund	12,425,091	1,019,882	1,454,670	2,647,967

2. To ratify the selection of Deloitte & Touche LLP as the Fund’s independent registered public accounting firm for the Fund’s current fiscal year

		Votes		Broker
	Votes For	Against	Abstain	Non-Votes
California Tax Free Fund	13,346,247	179,783	774,734	–
High Yield Municipal Bond Fund	88,679,250	1,826,773	4,442,162	–
Intermediate Tax Free Fund	201,683,694	2,330,380	7,649,619	–
National Tax Free Fund	82,055,229	1,293,999	4,086,473	–
New Jersey Tax Free Fund	11,154,728	207,630	511,403	–
New York Tax Free Fund	15,719,796	553,874	1,273,940	–

Approval of Advisory Contract

All Funds Other Than Short Duration High Yield Municipal Bond Fund

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also discussed the materials described above with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2015. As to AMT Free, the Board observed that the Fund’s investment performance was equal to the median of the performance peer group for the one-year period and below the median for the three-year period. As to California, the Board observed that the Fund’s investment performance was above the

Approval of Advisory Contract (continued)

median of the performance peer group for the one-year, three-year, and five-year periods and below the median for the ten-year period. As to High Yield, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, five-year, and ten-year periods. As to Intermediate, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year and ten-year periods and below the median for the three-year and five-year periods. As to National and New Jersey, the Board observed that each Fund’s investment performance was below the median of the performance peer group for the one-year and ten-year periods, equal to the median for the three-year period, and above the median for the five-year period. As to New York, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and ten-year periods and above the median for the three-year and five-year periods. As to Short Duration, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of AMT Free, High Yield, Intermediate, National, and Short Duration, the Board observed that the overall expense level was below the median of the expense peer group. As to each of California and New Jersey, the Board observed that the overall expense level was above the median of the expense peer group. As to New York, the Board observed that the overall expense level was approximately the same as the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Approval of Advisory Contract (continued)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Short Duration High Yield Municipal Bond Fund

At the initial organizational meeting of the Fund, the Board, including all of the Directors who are not interested persons of the Fund or Lord Abbett, considered whether to approve the proposed management agreement between the Fund and Lord Abbett. The Board received materials relating to the management agreement before and at the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions.

The materials received by the Board as to the Fund included, but were not limited to, information provided by Morningstar regarding the effective management fee rates and expense ratios for a group of funds with similar objectives (the “peer expense group”) and information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment

Approval of Advisory Contract (continued)

management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business.

Investment Performance. Because the Fund had not yet begun operations, the Board was not able to review the Fund’s investment performance and compliance.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services to be performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expected expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees to be paid by shareholders. The Board noted that Lord Abbett had proposed to enter into an agreement providing that Lord Abbett would waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, would not exceed an annual rate of 0.35% through January 31, 2017.

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board took into account Lord Abbett’s overall profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees proposed to be paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Approval of Advisory Contract (concluded)

After considering all of the relevant factors, the Board unanimously found that approval of the management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the management agreements. In considering whether to approve the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund
Lord Abbett Intermediate Tax Free Fund
Lord Abbett AMT Free Municipal Bond Fund
Lord Abbett National Tax-Free Income Fund
Lord Abbett High Yield Municipal Bond Fund
This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Short Duration High Yield Municipal Bond Fund
Lord Abbett California Tax-Free Income Fund
	Lord Abbett New Jersey Tax-Free Income Fund	LATFI-3 (5/16)
Lord Abbett New York Tax-Free Income Fund

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2016

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2016

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 26, 2016